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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/14

Item 1. Schedule of Investments.

Invesco American Franchise Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-AMFR-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.45%

Aerospace & Defense–3.62%

B/E Aerospace, Inc. (b)	965,305	$93,393,259
Honeywell International Inc.	1,529,013	142,427,561
Precision Castparts Corp.	467,670	118,311,156
		354,131,976

Agricultural Products–1.00%

Archer-Daniels-Midland Co.	2,179,078	97,927,765

Apparel Retail–0.43%

Gap, Inc. (The)	1,014,641	41,833,648

Apparel, Accessories & Luxury Goods–1.23%

Michael Kors Holdings Ltd. (b)	1,276,651	120,490,321

Application Software–2.21%

Salesforce.com, Inc. (b)	3,169,415	166,806,311
Splunk, Inc. (b)	1,181,925	49,475,381
		216,281,692

Asset Management & Custody Banks–0.83%

Ameriprise Financial, Inc.	722,633	81,375,702

Biotechnology–10.28%

Alkermes PLC (b)	2,758,501	126,366,931
Amgen Inc.	418,871	48,584,847
Biogen Idec Inc. (b)	554,376	177,051,063
Celgene Corp. (b)	1,196,486	183,098,253
Gilead Sciences, Inc. (b)	5,785,726	469,858,808
		1,004,959,902

Brewers–1.00%

Anheuser-Busch InBev N.V. -ADR (Belgium)	886,982	97,497,061

Cable & Satellite–7.75%

Comcast Corp. -Class A	1,422,001	74,228,452
DISH Network Corp. -Class A (b)	7,793,625	457,174,043
Time Warner Cable Inc.	1,598,031	225,578,056
		756,980,551

Casinos & Gaming–0.66%

Las Vegas Sands Corp.	844,197	64,597,954

Communications Equipment–1.93%

F5 Networks, Inc. (b)	635,797	69,015,764
QUALCOMM, Inc.	1,485,662	119,521,508
		188,537,272

Construction & Engineering–2.70%

Fluor Corp.	1,920,599	144,198,573
Jacobs Engineering Group, Inc. (b)	2,167,078	119,340,985
		263,539,558

	Shares	Value

Construction Materials–0.94%

Martin Marietta Materials, Inc.	743,795	$91,338,026

Consumer Electronics–1.00%

Harman International Industries, Inc.	929,081	97,581,377

Data Processing & Outsourced Services–3.22%

Alliance Data Systems Corp. (b)	291,784	74,711,293
MasterCard, Inc. -Class A	3,135,468	239,706,529
		314,417,822

Drug Retail–1.03%

CVS Caremark Corp.	1,283,997	100,562,645

Fertilizers & Agricultural Chemicals–1.33%

Monsanto Co.	1,064,112	129,662,047

General Merchandise Stores–0.74%

Dollar General Corp. (b)	1,349,616	72,582,349

Health Care Facilities–0.98%

HCA Holdings, Inc. (b)	1,814,149	96,131,756

Home Entertainment Software–0.49%

Electronic Arts Inc. (b)	1,364,550	47,936,642

Home Improvement Retail–2.52%

Lowe’s Cos., Inc.	5,237,408	246,577,169

Hotels, Resorts & Cruise Lines–1.36%

Carnival Corp.	3,320,398	132,915,532

Household Appliances–1.04%

Whirlpool Corp.	705,732	101,307,829

Industrial Conglomerates–0.94%

Roper Industries, Inc.	649,156	91,972,422

Industrial Machinery–1.72%

Flowserve Corp.	1,225,535	90,370,951
Ingersoll-Rand PLC	1,302,259	77,901,133
		168,272,084

Insurance Brokers–1.25%

Aon PLC	1,358,607	122,193,114

Internet Retail–5.51%

Amazon.com, Inc. (b)	593,979	185,648,137
Priceline Group Inc. (The) (b)	233,922	299,099,687
TripAdvisor Inc. (b)	547,708	53,220,786
		537,968,610

Internet Software & Services–12.99%

Baidu, Inc. -ADR (China)(b)	287,011	47,643,826
Facebook Inc. -Class A (b)	8,306,175	525,780,877

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Internet Software & Services–(continued)

Google Inc. -Class A (b)	498,534	$84,986,961
Google Inc. -Class C (b)	491,873	275,930,916
Yelp Inc. (b)	2,042,711	135,125,333
		1,269,467,913

Investment Banking & Brokerage–0.85%

Morgan Stanley	2,700,752	83,345,207

IT Consulting & Other Services–0.40%

Cognizant Technology Solutions Corp. -Class A (b)	804,492	39,106,356

Life Sciences Tools & Services–1.01%

Thermo Fisher Scientific, Inc.	844,517	98,732,483

Movies & Entertainment–1.54%

Twenty-First Century Fox, Inc. -Class A	2,073,524	73,423,485
Walt Disney Co. (The)	911,603	76,583,768
		150,007,253

Oil & Gas Equipment & Services–3.03%

Baker Hughes Inc.	1,095,533	77,256,987
Schlumberger Ltd.	2,106,446	219,154,642
		296,411,629

Oil & Gas Exploration & Production–2.21%

Anadarko Petroleum Corp.	1,418,569	145,914,008
Pioneer Natural Resources Co.	334,857	70,373,547
		216,287,555

Pharmaceuticals–4.00%

AbbVie Inc.	628,155	34,127,661
Actavis PLC (b)	724,257	153,209,326
Allergan, Inc.	426,073	71,350,185
Bristol-Myers Squibb Co.	1,431,295	71,192,613
Johnson & Johnson	599,825	60,858,244
		390,738,029

Railroads–0.60%

Canadian Pacific Railway Ltd. (Canada)	349,620	58,568,342

Semiconductor Equipment–0.52%

Applied Materials, Inc.	2,502,465	50,524,768

Semiconductors–1.29%

NXP Semiconductors N.V. (Netherlands)(b)	2,032,947	126,246,009

Specialized REIT’s–1.24%

American Tower Corp.	1,353,312	121,297,355

Systems Software–2.75%

ServiceNow, Inc. (b)	1,538,641	80,486,311
VMware, Inc. -Class A (b)	1,947,527	187,936,355
		268,422,666

	Shares	Value

Technology Hardware, Storage & Peripherals–4.95%

Apple Inc.	764,643	$484,019,019

Wireless Telecommunication Services–4.36%

Sprint Corp. (b)	44,631,464	426,230,481
Total Common Stocks & Other Equity Interests (Cost $6,858,750,861)		9,718,977,891

Money Market Funds–0.53%

Liquid Assets Portfolio –Institutional Class (c)	25,751,657	25,751,657
Premier Portfolio –Institutional Class (c)	25,751,658	25,751,658
Total Money Market Funds (Cost $51,503,315)		51,503,315
TOTAL INVESTMENTS–99.98% (Cost $6,910,254,176)		9,770,481,206
OTHER ASSETS LESS LIABILITIES–0.02%		1,715,684
NET ASSETS–100.00%		$9,772,196,890

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

Invesco American Franchise Fund

E.	Foreign Currency Translations – (continued)

transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $5,243,275,567 and $4,707,353,329, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,928,551,718
Aggregate unrealized (depreciation) of investment securities	(83,473,974)
Net unrealized appreciation of investment securities	$2,845,077,744
Cost of investments for tax purposes is $6,925,403,462.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	MS-CTFI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.53%

California–102.15%

ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	$500	$547,280
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,000	1,126,610
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,668,460
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,657,521
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,354,280
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,931,150
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,640,415
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,451,318
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,507,878
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB (c)(d)	5.00%	09/01/14	2,735	2,768,558
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (e)	5.00%	04/01/39	1,250	1,381,875
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,763,750
Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	1,500	1,689,480
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/26	4,685	5,545,213
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/29	5,205	6,090,371
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,703,235
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	984,758
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,459,164
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (c)(d)	5.00%	08/01/14	1,000	1,008,250
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,858,010
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,010,280
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,324,238
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,027,980
Series 2009, RB	6.00%	04/01/40	2,000	2,342,300
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	2,053,224
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	576,350
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	500	559,615
Series 2011 A, RB	5.25%	03/01/41	2,500	2,687,775
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	1,050	1,129,517
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,130,982
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,063,060
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB	6.50%	10/01/38	980	1,161,026
Series 2008, RB (c)(d)	6.50%	10/01/18	20	24,723
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,369,440
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	1,000	1,111,330
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,245,420
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,164,770

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	$1,000	$1,001,130
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,582,380
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/39	1,200	1,250,250
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,385	2,535,875
Series 2007, COP	5.25%	02/01/37	500	510,940
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,065,270
Series 2010 A, RB	5.75%	07/01/40	1,500	1,600,845
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,503,532
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,131,480
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,000	3,090,360
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,136,520
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,253,360
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/39	1,000	1,105,980
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,098,140
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	897,162
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,051,250
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	861,746
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,161,300
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/27	1,785	1,830,874
Series 2014 A, RB	5.13%	11/01/23	715	755,440
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,832,098
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM) (a)	5.25%	10/01/43	600	653,400
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.75%	02/01/38	445	536,666
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,215,040
Series 2009, Senior Living RB	7.25%	11/15/41	500	578,435
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,037,100
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,146,100
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,927,250
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,118,305
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,477,137
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,364,410
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,747,626
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,721,250
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	1,000	1,153,460
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	2,000	2,451,800
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.);
Series 2009 A, Ref. VRD RB (LOC-Union Bank N.A.) (h)(i)	0.06%	11/01/26	2,255	2,255,000
Series 2009 D, Ref. VRD RB (LOC-Sumitomo Mitsui Banking) (h)(i)	0.03%	12/01/16	175	175,000
California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,146,440

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	$725	$805,968
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	388,933
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,772,825
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,281,100
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,073,780
El Dorado (County of) Irrigation District; Series 2009 A, COP (c)(d)	5.75%	08/01/14	1,000	1,007,630
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,122,300
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,808,016
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,957,356
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,502,940
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,482,161
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,960	2,180,676
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,171,859
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/29	615	388,557
Series 2009 A, Unlimited Tax CAB GO Bonds (b)(d)	0.00%	08/01/31	2,235	1,278,465
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	4,735	2,505,573
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	1,415	661,286
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,434,482
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	800	730,552
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	1,300	1,081,522
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,248,860
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,241,418
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,117,940
Inland Valley Development Agency; Series 2014 A, Ref. Tax Allocation RB	5.00%	09/01/44	1,500	1,605,660
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,339,157
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	589,680
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,149,750
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,915,186
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,074,060
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,211,680
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	12,415	13,099,191
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,685,350
Los Angeles (City of) (FHA Insured Mortgage Loans - Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	440	440,893
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,776,825
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,092,050
Series 2013, RB (f)	5.00%	05/15/43	3,000	3,248,610
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB (e)	5.00%	07/01/22	1,800	2,172,312
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,672,305
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,605,716
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,102,140
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,261,360

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	$1,000	$1,043,050
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (e)	5.00%	08/01/33	2,000	2,251,720
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	834,040
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,104,050
Series 2009 I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,386,640
M-S-R Energy Authority;
Series 2009 B, Gas RB	6.13%	11/01/29	1,500	1,852,350
Series 2009 B, Gas RB	7.00%	11/01/34	465	632,149
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	1,695	1,754,427
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	333,521
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,495	1,498,095
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,083,280
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	390,264
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	6.50%	03/01/28	1,000	1,092,980
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,881,630
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,137,170
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,095,660
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,079,192
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,710,256
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,142,370
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,027,070
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,113,818
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	1,069,808
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,025	1,151,762
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,091,910
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	1,037,110
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	3,000	3,003,720
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,404,914
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,844,350
Series 2009 O, General RB (e)	5.75%	05/15/23	705	861,651
Series 2009 O, General RB (e)	5.75%	05/15/25	1,050	1,277,084
Series 2009 Q, General RB (e)(j)	5.00%	05/15/34	920	1,020,160
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,075,860
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,925,766
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,658,040
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,146,540
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,096,310
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,088,334
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,365,066

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	$2,000	$2,318,440
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,597,462
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,529,464
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,735,140
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,834,950
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,188,520
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,773,200
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,283,940
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,487,520
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,199,330
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	567,440
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,060	1,126,377
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	542,810
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,122,400
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,495,257
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,640,010
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,357,660
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	1,000	1,102,070
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,091,420
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/28	825	900,034
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/29	715	775,267
Series 2011 A, Ref. Special Tax RB (d)	5.10%	09/01/30	465	504,051
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,552,110
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	1,958,057
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,355,016
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,005,960
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/34	445	481,187
Southern California Metropolitan Water District;
Series 2000 B-3, VRD Water RB (h)	0.03%	07/01/35	200	200,000
Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,585,436
Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	9,972,508
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.68%	07/01/15	3,500	3,668,000
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.68%	07/01/15	2,500	2,622,150
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (e)	5.25%	07/01/31	2,100	2,426,235
Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,464,056
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,169,221
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,090,130
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,550,328
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,217,800

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	$2,500	$1,630,975
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,095,820
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,362,471
				361,508,420
Guam–1.27%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,086,150
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	723,934
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (f)	6.25%	10/01/34	1,000	1,125,640
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,567,965
				4,503,689
Puerto Rico–2.09%

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (c)(d)	5.45%	07/01/17	3,680	4,203,590
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	255	228,016
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,160,205
Series 2011 C, RB	5.25%	08/01/40	2,000	1,790,940
				7,382,751
Virgin Islands–1.02%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,874,895
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,751,184
				3,626,079
TOTAL INVESTMENTS(l)–106.53% (Cost $341,231,422)				377,020,939

FLOATING RATE NOTE OBLIGATIONS–(6.95)%

Notes with interest and fee rates ranging from 0.55% to 0.58% at 05/31/14 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(m)				(24,620,000)
OTHER ASSETS LESS LIABILITIES–0.42%				1,503,958
NET ASSETS–100.00%				$353,904,897

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	LOC	— Letter of Credit
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	Radian	—Radian Asset Assurance, Inc.
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
CEP	—Credit Enhancement Provider	Ref.	—Refunding
COP	—Certificates of Participation	SGI	—Syncora Guarantee, Inc.
FHA	—Federal Housing Administration	Sr.	—Senior
GO	—General Obligation	Sub.	—Subordinated
INS	—Insurer	VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $4,183,340, which represented 1.18% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,290,150, which represented 1.78% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.0%
American Municipal Bond Assurance Corp.	7.7
National Public Finance Guarantee Corp.	7.2

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $43,265,267 are held by Dealer Trusts and serve as collateral for the $24,620,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Tax-Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $25,967,839 and $59,688,877, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$36,825,665
Aggregate unrealized (depreciation) of investment securities	(786,659)
Net unrealized appreciation of investment securities	$36,039,006
Cost of investments for tax purposes is $340,981,933.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	CPB-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–52.98%

Aerospace & Defense–0.25%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	$115,000	$117,156
6.00%, 10/15/22(b)	13,000	13,228
7.75%, 03/15/20(b)	108,000	122,310
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	61,000	60,314
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	204,000	223,380
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	885,000	899,018
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	75,000	75,656
7.50%, 07/15/21	50,000	55,375
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	24,000	24,180
6.50%, 07/15/24(b)	33,000	33,577
		1,624,194

Agricultural & Farm Machinery–0.01%

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	59,000	61,286

Agricultural Products–0.16%

Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,030,000	1,031,527

Air Freight & Logistics–0.35%

FedEx Corp., Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	1,730,000	1,878,192
Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	400,000	385,713
		2,263,905

Airlines–0.48%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	1,344	1,390
American Airlines Pass Through Trust, Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 01/31/21	938,022	1,023,031
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	74,015	80,862

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	$1,092,717	$1,248,430
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,048	3,439
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	475,391	495,892
Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	134,000	143,380
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	11,345	11,403
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	9,267	10,656
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	6,981	7,426
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	64,118	66,843
		3,092,752

Alternative Carriers–0.04%

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	74,000	80,475
Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	164,000	174,045
		254,520

Apparel Retail–0.06%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	141,000	155,100
L Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	191,887
Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	47,623
		394,610

Apparel, Accessories & Luxury Goods–0.03%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	151,000	168,365
William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	16,000	16,740
		185,105

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Application Software–0.02%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$113,000	$114,695

Asset Management & Custody Banks–1.93%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	2,865,000	2,974,959
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	965,000	967,508
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	2,645,000	2,754,407
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	3,495,000	3,898,939
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	1,645,000	1,654,030
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	86,000	87,290
		12,337,133

Auto Parts & Equipment–0.55%

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	37,000	37,231
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	65,000	70,281
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	88,000	92,070
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	148,000	155,215
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/21(b)	3,000,000	3,156,563
		3,511,360

Automobile Manufacturers–0.59%

General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	2,355,000	2,413,875
Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	1,349,000	1,382,228
		3,796,103

Automotive Retail–0.01%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	73,000	73,183

Biotechnology–0.45%

Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	1,560,000	1,569,947

	Principal Amount	Value

Biotechnology–(continued)

Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 3.70%, 04/01/24	$1,265,000	$1,300,855
		2,870,802

Broadcasting–0.36%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	74,000	79,643
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	75,000	81,000
Clear Communications, Inc., Sr. Unsec. Notes, 10.00%, 01/15/18(b)	55,000	52,800
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,530,391
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	200,000	199,675
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,225
TV Azteca S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 09/18/20(b)	350,000	379,750
		2,328,484

Building Products–0.18%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	215,000	231,125
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	126,000	136,395
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	190,350
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	61,000	62,530
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	234,738
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,560
7.88%, 03/30/20(b)	60,000	66,750
Sr. Unsec. Notes, 9.75%, 01/15/18	155,000	186,581
		1,134,029

Cable & Satellite–0.68%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	118,000	121,835
Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	79,000	84,727
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,718,732

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

9.38%, 01/15/19(b)	$25,000	$32,593
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,090,000	1,158,777
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	299,000	315,071
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	66,000	73,508
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	67,555
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	767,097
		4,339,895

Casinos & Gaming–0.11%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	155,000	172,438
Caesars Entertainment Operating Co. Inc., Sec. Global Notes, 10.00%, 12/15/15	61,000	62,220
Sr. Sec. Global Notes, 11.25%, 06/01/17	34,000	30,345
Caesars Entertainment Resort Properties LLC, Sec. Gtd. Notes, 11.00%, 10/01/21(b)	59,000	61,360
Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	73,000	75,555
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	22,000	22,220
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	45,000	50,175
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	172,000	202,530
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	55,000	57,200
		734,043

Catalog Retail–0.99%

QVC Inc., Sr. Sec. Gtd. Notes, 4.85%, 04/01/24(b)	2,190,000	2,285,842
Sr. Sec. Notes, 7.50%, 10/01/19(b)	3,825,000	4,056,891
		6,342,733

Coal & Consumable Fuels–0.09%

Alpha Natural Resources Inc., Sec. Gtd. Notes, 7.50%, 08/01/20(b)	15,000	14,663

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	50,000	53,250

	Principal Amount	Value

Coal & Consumable Fuels–(continued)

Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	$55,000	$57,200
Indo Energy Finance II B.V. (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	450,000	368,550
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	78,000	80,535
		574,198

Commercial Printing–0.02%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	103,950

Commodity Chemicals–0.30%

Braskem Finance Ltd. (Brazil), Sr. Unsec. Gtd. Global Bonds, 6.45%, 02/03/24	1,780,000	1,899,705

Communications Equipment–0.05%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	40,000	36,200
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	135,000	133,819
9.00%, 04/01/19(b)	133,000	137,156
		307,175

Computer & Electronics Retail–0.02%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	150,000	156,938

Construction & Engineering–0.27%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	113,137
Empresas ICA S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 8.88%, 05/29/24(b)	200,000	196,372
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	400,000	427,345
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	132,500
URS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/22	861,000	874,991
		1,744,345

Construction Machinery & Heavy Trucks–0.44%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	127,000	136,207
Caterpillar Inc., Sr. Unsec. Global Notes, 4.30%, 05/15/44	1,965,000	1,978,479
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	129,000	133,515

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	$95,000	$102,125

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	89,000	91,002
6.75%, 06/15/21	30,000	31,950
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	108,000	112,590
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	142,000	146,260
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	75,075
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	25,000	27,188
		2,834,391

Construction Materials–0.01%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	31,800
US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	36,000	39,060
		70,860

Consumer Finance–0.07%

First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	40,000	42,600
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	380,599
		423,199

Data Processing & Outsourced Services–0.08%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	247,950
First Data Corp.,
Sec. Gtd. Notes, 8.25%, 01/15/21(b)	54,000	58,658
Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	37,000	44,539
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	133,000	147,796
		498,943

Department Stores–0.08%

Maoye International Holdings Ltd. (China), Sr. Unsec. Gtd. Notes, 7.75%, 05/19/17(b)	500,000	512,750

Distillers & Vintners–0.01%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	41,281	37,772

	Principal Amount	Value

Diversified Banks–6.44%

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	$200,000	$202,094
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	214,500
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	200,380
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	204,378
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	205,526
4.00%, 02/11/23(b)	500,000	501,996
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	1,390,000	1,385,635
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Bonds, 5.95%, 01/30/24(b)	400,000	422,000
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	140,000	142,218
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	10,000	11,140
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,338,253
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	885,418
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	1,385,000	1,398,951
Unsec. Sub. Notes, 6.75%, 09/30/22(b)	600,000	679,524
Citigroup Inc., Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	25,980
Unsec. Sub. Global Notes, 5.50%, 09/13/25	2,970,000	3,286,102
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88% (b)(d)	1,395,000	1,511,831
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	197,947
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	395,403
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	754,107

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	$1,360,000	$1,569,920
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,124,725
Unsec. Sub. Global Notes, 5.25%, 03/14/44	1,475,000	1,567,283
Hungarian Development Bank (Hungary), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/20(b)	400,000	442,860
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	262,237
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,975,719
Lloyds Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,121,377
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	646,679
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	1,255,000	1,304,316
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 5.13%, 05/28/24	2,885,000	2,893,774
6.13%, 12/15/22	95,000	103,842
Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	78,000	91,914
Siam Commercial Bank PLC (The) (Thailand), Sr. Unsec. Notes, 3.50%, 04/07/19(b)	420,000	424,689
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(d)	1,309,000	1,384,268
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	797,713
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	1,480,000	1,579,621
State Bank of India (India), Sr. Unsec. Notes, 4.88%, 04/17/24(b)	400,000	405,513
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	2,525,000	2,608,899
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,435,854
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	208,681

	Principal Amount	Value

Diversified Banks–(continued)

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	$3,500,000	$3,842,075
Zenith Bank PLC (Nigeria), Sr. Unsec. Notes, 6.25%, 04/22/19(b)	400,000	397,662
		41,153,004

Diversified Capital Markets–0.21%

Credit Suisse Group AG (Switzerland), Jr. Sub. Unsec. Notes, 7.50% (b)(d)	1,225,000	1,341,375

Diversified Chemicals–0.72%

OCP S.A. (Morocco), Sr. Unsec. Bonds, 6.88%, 04/25/44(b)	630,000	659,994
Sr. Unsec. Notes, 5.63%, 04/25/24(b)	3,795,000	3,963,460
		4,623,454

Diversified Metals & Mining–2.71%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	219,268
BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	2,369,000	2,597,510
Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.25%, 10/25/22(b)	2,969,000	3,011,854
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	3,229,000	3,199,522
4.63%, 04/29/24(b)	3,375,000	3,441,226
HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	69,000	75,210
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	66,000	67,819
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	113,000	126,278
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	739,014
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,741,024
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,720,000	1,592,908
5.38%, 04/16/20	150,000	167,165
6.75%, 04/16/40	225,000	243,571

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	$100,000	$116,019
		17,338,388

Diversified Support Services–0.21%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	1,325,000	1,330,870

Drug Retail–0.03%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	194,640	221,525

Electric Utilities–0.51%

Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	500,000	530,782
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(b)(d)	1,535,000	1,599,854
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	5,000	0
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	117,603
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	235,260
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	767,000	749,933
		3,233,432

Electronic Components–0.01%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	76,313

Electronic Manufacturing Services–0.00%

Sanmina Corp., Sr. Sec. Gtd. Notes, 4.38%, 06/01/19(b)	12,000	12,090

Environmental & Facilities Services–0.01%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	38,000	41,230
Darling Ingredients Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	41,000	42,845
		84,075

Forest Products–0.05%

Masisa S.A. (Chile), Sr. Unsec. Gtd. Bonds, 9.50%, 05/05/19(b)	300,000	319,500

	Principal Amount	Value

Gas Utilities–0.04%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Notes, 6.75%, 01/15/22(b)	$30,000	$31,538
Petroleos de Venezuela S.A. (Venezuela), Series 2014, Sr. Unsec. Euro Bonds, 4.90%, 10/28/14	237,000	234,511
		266,049

General Merchandise Stores–0.26%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	1,729,000	1,664,494

Gold–0.69%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	598,825
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,675,000	1,524,250
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	1,365,000	1,401,442
New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	14,000	14,917
Sr. Unsec. Notes, 6.25%, 11/15/22(b)	126,000	130,750
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	709,193
		4,379,377

Health Care Distributors–1.08%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	1,920,000	1,926,736
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	2,400,000	2,460,667
4.88%, 03/15/44	2,402,000	2,523,885
		6,911,288

Health Care Equipment–0.83%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	1,385,000	1,399,467
4.88%, 05/15/44	1,520,000	1,523,797
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	2,190,000	2,307,151
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	95,400
		5,325,815

Health Care Facilities–0.11%

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	33,000	33,743

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	$164,737	$175,033
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	139,425
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	130,000	142,512
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 12/01/21(b)	22,000	23,210
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	43,000	46,548
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	42,850
8.13%, 04/01/22	80,000	91,400
		694,721

Health Care REIT’s–0.71%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	12,000	12,690
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,366,200
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	65,000	71,175
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,555,734
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,500,000	1,521,776
		4,527,575

Health Care Services–0.62%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	26,875
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/21	3,465,000	3,852,729
MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	69,000	71,932
		3,951,536

Health Care Supplies–0.01%

Crimson Merger Sub, Inc., Sr. Unsec. Notes, 6.63%, 05/15/22(b)	76,000	76,000

Homebuilding–0.33%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	191,000	192,910
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	66,000	70,125

	Principal Amount	Value

Homebuilding–(continued)

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	$66,000	$71,445
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	90,000	92,250
7.50%, 05/15/16	115,000	123,194
11.88%, 10/15/15	10,000	11,275
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	45,570
7.50%, 09/15/22	20,000	22,150
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	87,000	98,745
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,470,000	1,343,227
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	29,000	28,928
		2,099,819

Hotels, Resorts & Cruise Lines–0.72%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,045,000	1,052,550
3.95%, 10/15/20	1,735,000	1,814,910
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	40,000	42,825
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,701,499
		4,611,784

Household Products–0.02%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	20,000	20,900
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	100,000	107,125
		128,025

Hypermarkets & Super Centers–0.18%

Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	200,000	199,001
Wal-Mart Stores Inc., Sr. Unsec. Global Bonds, 4.30%, 04/22/44	929,000	934,568
		1,133,569

Independent Power Producers & Energy Traders–0.06%

AES Corp., Sr. Unsec. Global Notes, 8.00%, 10/15/17	1,000	1,177
Israel Electric Corp. Ltd. (Israel), Sr. Sec. Notes, 6.88%, 06/21/23(b)	350,000	397,876
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	9,000	10,350
		409,403

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Industrial Conglomerates–0.72%

Grupo KUO S.A.B De C.V. (Mexico), Sr. Unsec. Gtd. Notes, 6.25%, 12/04/22(b)	$400,000	$413,921
Hutchison Whampoa International (09) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,136,109
Hutchison Whampoa International (09/19) Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,154,985
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	200,000	211,500
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,490,465
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	178,925
		4,585,905

Industrial Machinery–0.02%

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	91,000	96,688

Industrial REIT’s–0.23%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	1,415,000	1,488,880

Integrated Oil & Gas–1.40%

Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	4,660,000	4,743,619
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	3,105,000	3,183,548
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	200,000	212,500
Sr. Unsec. Medium-Term Euro Notes, 4.75%, 03/13/23	800,000	798,921
		8,938,588

Integrated Telecommunication Services–2.64%

Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.05%, 03/15/34	3,250,000	3,473,871
5.15%, 09/15/23	3,390,000	3,818,866
6.40%, 09/15/33	4,665,000	5,758,444
6.55%, 09/15/43	3,030,000	3,825,622
		16,876,803

	Principal Amount	Value

Internet Software & Services–0.69%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	$224,000	$238,560
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	4,070,000	4,170,366
		4,408,926

Investment Banking & Brokerage–1.03%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	1,315,000	1,541,838
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	2,035,000	2,118,435
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	572,252
Morgan Stanley, Sr. Unsec. Notes, 5.75%, 01/25/21	985,000	1,141,951
Series H, Jr. Unsec. Sub. Global Bonds, 5.45% (d)	995,000	1,029,825
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	180,462
		6,584,763

Leisure Facilities–0.01%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	75,000	77,062
Sr. Unsec. Gtd. Notes, 5.38%, 06/01/24(b)	11,000	11,138
		88,200

Life & Health Insurance–0.98%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	57,054
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,148,222
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	823,570
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	491,297
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,017,200
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	550,000	579,507
7.38%, 06/15/19	130,000	161,914
		6,278,764

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Managed Health Care–0.17%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	$725,000	$829,972
Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	197,627
WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	33,000	35,557
		1,063,156

Marine–0.02%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	138,000	144,900

Metal & Glass Containers–0.01%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	30,000	31,050
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	43,000	43,323
		74,373

Movies & Entertainment–1.12%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	61,000	63,592
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	86,800
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	2,100,000	2,317,073
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	318,599
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	3,800,000	4,358,155
		7,144,219

Multi-Line Insurance–0.59%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	13,109
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	1,428,000	1,532,476
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	2,185,000	2,240,472
		3,786,057

Multi-Sector Holdings–0.03%

Suam Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	200,000	202,912

Multi-Utilities–0.77%

Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec. Global Notes, 3.88%, 05/06/24(b)	200,000	201,817

	Principal Amount	Value

Multi-Utilities–(continued)

Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	$2,525,000	$2,541,977
5.00%, 05/15/44(b)	2,165,000	2,199,163
		4,942,957

Office REIT’s–0.21%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	1,290,000	1,320,953

Office Services & Supplies–0.17%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,070,000	1,106,260

Oil & Gas Drilling–0.79%

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	7,000	7,333
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	1,785,000	1,876,612
5.85%, 01/15/44	2,967,000	3,154,318
		5,038,263

Oil & Gas Equipment & Services–0.01%

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	64,000	65,200

Oil & Gas Exploration & Production–0.86%

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	57,000	61,204
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	29,125
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	1,725,000	1,757,344
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	974,000	1,057,167
GeoPark Latin America Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	350,000	376,250
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	70,000	77,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.40%, 04/30/23(b)	400,000	396,963
7.00%, 05/05/20(b)	210,000	244,299
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,787
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.88%, 05/03/22(b)	200,000	202,204
6.00%, 05/03/42(b)	200,000	195,260

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	$200,000	$191,750
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	200,000	206,812
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	100,000	116,743
Sr. Unsec. Gtd. Notes, 3.13%, 01/23/19(b)	120,000	123,790
6.38%, 01/23/45(b)	150,000	172,769
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	25,000	26,406
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	34,000	35,105
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	56,000	58,310
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	141,000	151,222
		5,487,510

Oil & Gas Refining & Marketing–0.05%

Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.00%, 03/14/23(b)	350,000	334,323

Oil & Gas Storage & Transportation–0.57%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	127,000	133,350
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	820,000	766,483
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	1,656,000	1,710,253
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	502,257
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	72,000	77,940
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	11,000	11,880
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	40,687
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	31,000	31,373

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/21	$28,000	$29,750
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	334,169
		3,638,142

Other Diversified Financial Services–1.65%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	1,495,000	1,506,213
Fondo MIVIVIENDA S.A. (Peru), Sr. Unsec. Notes., 3.38%, 04/02/19(b)	820,000	829,940
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.25%, 11/09/15	65,000	66,707
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	2,980,000	3,047,050
Series S, Jr. Unsec. Sub. Notes, 6.75% (d)	1,255,000	1,358,538
Sr. Unsec. Global Notes, 6.30%, 04/23/19	190,000	225,278
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/24(b)	2,823,000	2,942,977
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	535,000	543,025
		10,519,728

Packaged Foods & Meats–0.36%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	192,000	201,120
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	40,000	43,350
Marfrig Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 9.50%, 05/04/20(b)	300,000	324,366
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	1,480,000	1,489,777
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	95,000	103,431
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	12,000	12,150
6.75%, 12/01/21(b)	26,000	27,658
Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	24,000	25,140
5.88%, 08/01/21(b)	24,000	25,440
Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	52,000	54,340
		2,306,772

Paper Packaging–0.13%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	14,000	14,280

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Paper Packaging–(continued)

Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	$7,000	$7,158
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	800,000	826,928
		848,366

Paper Products–0.03%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	19,000	19,309
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	181,000	187,787
		207,096

Personal Products–0.51%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	2,005,000	2,027,840
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,221,756
		3,249,596

Pharmaceuticals–0.63%

Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	1,526,000	2,147,320
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	1,480,000	1,515,319
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	112,000	117,040
6.38%, 10/15/20(b)	150,000	160,875
6.75%, 08/15/21(b)	25,000	26,750
7.50%, 07/15/21(b)	50,000	55,750
		4,023,054

Precious Metals & Minerals–0.10%

Cia Minera Ares SAC (Peru), Sr. Unsec. Gtd. Notes, 7.75%, 01/23/21(b)	600,000	636,000

Property & Casualty Insurance–0.60%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	2,085,000	2,236,162
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	23,465
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,320,000	1,551,000
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/23(b)	5,000	5,228
		3,815,855

Railroads–0.09%

Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	224,048

	Principal Amount	Value

Railroads–(continued)

Transnet SOC Ltd. (South Africa), REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	$400,000	$384,000
		608,048

Real Estate Development–0.08%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	187,170
Sr. Unsec. Gtd. Notes, 7.88%, 05/27/19(b)	300,000	304,500
		491,670

Regional Banks–0.72%

Banco Internacional del Peru SAA (Peru), Sr. Unsec. Bonds, 5.75%, 10/07/20(b)	800,000	872,193
Unsec. Sub. Variable Rate Notes, 6.63%, 03/19/29(b)	500,000	534,557
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,600,307
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	750,830
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	553,244
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	75,000	86,250
Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	194,944
		4,592,325

Reinsurance–0.28%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	1,650,000	1,775,422

Residential REIT’s–0.34%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,144,984

Retail REIT’s–0.38%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,127,242
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	297,571
		2,424,813

Security & Alarm Services–0.01%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	70,000	74,200

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Semiconductor Equipment–0.06%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$88,000	$94,160
6.63%, 06/01/21	180,000	194,850
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	102,000	103,275
		392,285

Semiconductors–0.11%

Advanced Micro Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	56,000	59,360
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	137,000	146,590
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	104,000	113,620
Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	132,000	140,910
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	214,550
		675,030

Soft Drinks–0.02%

Ajecorp B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	160,000	150,605

Sovereign Debt–2.43%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	390,000
Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	300,000	277,500
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec. Notes, 4.00%, 04/14/19(b)	1,606,000	1,633,344
5.75%, 09/26/23(b)	400,000	427,353
Commonwealth of the Bahamas (Bahamas), Sr. Unsec. Notes, 5.75%, 01/16/24(b)	400,000	424,809
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	520,000	671,320
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(f)	90,000	116,190
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/23	400,000	428,392
5.38%, 03/25/24	400,000	426,000
7.63%, 03/29/41	450,000	565,875
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	284,250
3.75%, 04/25/22(b)	300,000	295,875

	Principal Amount	Value

Sovereign Debt–(continued)

Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	$500,000	$497,500
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Notes, 5.50%, 02/12/18(b)	300,000	321,021
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	650,000	678,526
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	317,750
Morocco Government International Bond (Morocco), REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/11/22(b)	400,000	402,900
Mubadala (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.25%, 04/28/22(b)	300,000	304,775
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 5.13%, 07/12/18(b)	200,000	208,000
6.38%, 07/12/23(b)	200,000	218,000
Pakistan Government International Bond (Pakistan), Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	209,000
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	1,250,000	1,409,375
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	207,750
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	436,000	673,620
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	200,000	214,750
5.00%, 01/13/37	300,000	341,640
Poland Government International Bond (Poland), Sr. Unsec. Global Bonds, 4.00%, 01/22/24	400,000	420,000
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	850,000	940,312
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec. Notes, 4.75%, 03/18/24(b)	400,000	418,480
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	206,790
REGS, Sr. Unsec. Euro Bonds, 6.75%, 11/01/24(b)(c)	216,276	220,601

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	$230,000	$237,763
4.88%, 01/22/24(b)	800,000	856,000
6.75%, 02/07/22(b)	110,000	132,275
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	205,000	150,009
		15,527,745

Specialized Finance–2.03%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	2,425,000	2,472,742
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	195,000	225,712
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	111,000	115,163
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	1,325,000	1,530,010
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	400,000	430,500
5.88%, 08/15/22	120,000	128,700
Sr. Unsec. Notes, 8.25%, 12/15/20	195,000	237,900
Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	4,595,000	4,938,940
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	2,892,659
		12,972,326

Specialized REIT’s–1.25%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	1,250,000	1,227,985
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	40,000	41,600
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,459
4.88%, 08/15/20(b)	1,835,000	2,038,364
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,651,799
		7,985,207

Specialty Chemicals–0.01%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	51,000	52,849
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	10,050
		62,899

Specialty Stores–0.05%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	119,000	121,826
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	125,000	130,625

	Principal Amount	Value

Specialty Stores–(continued)

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	$55,000	$56,788
		309,239

Steel–0.51%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	19,000	19,594
6.00%, 03/01/21	172,000	185,760
6.75%, 02/25/22	20,000	22,420
Evraz Group S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 6.50%, 04/22/20(b)	300,000	279,750
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Sr. Unsec. Notes, 4.45%, 02/19/18(b)	500,000	496,065
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	32,000	34,240
7.38%, 02/01/20(b)	154,000	164,780
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	100,000	109,750
Sr. Unsec. Notes, 7.38%, 04/01/20	22,000	24,530
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	784,078
6.88%, 11/10/39	400,000	443,089
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	587,182
Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	73,000	74,277
Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	41,000	22,858
		3,248,373

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,563

Technology Hardware, Storage & Peripherals–0.45%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	2,905,000	2,894,106

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	50,000	54,813

Tobacco–0.32%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	2,044,359

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–0.34%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	$2,085,000	$2,103,244
United Rentals North America Inc., Sr. Unsec. Global Notes, 8.25%, 02/01/21	65,000	73,125
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	25,000	27,000
		2,203,369

Trucking–0.02%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	100,000	106,250

Wireless Telecommunication Services–1.11%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	186,949
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,333,283
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Bonds, 5.35%, 05/20/24(b)	700,000	739,141
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	204,500
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	124,000	130,200
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	100,000	106,500
8.13%, 06/01/23	60,000	64,800
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	2,955,000	3,084,947
SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	55,000	58,300
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	69,000	71,760
7.00%, 08/15/20	39,000	43,193
11.50%, 11/15/21	15,000	20,400
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	121,275
9.00%, 11/15/18(b)	40,000	48,700
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	50,000	55,375
7.88%, 09/15/23(b)	81,000	91,732

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	$75,000	$80,062
6.63%, 04/01/23	129,000	139,965
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	70,000	75,688
6.84%, 04/28/23	105,000	114,319
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	300,000	295,593
		7,066,682
Total U.S. Dollar Denominated Bonds and Notes (Cost $319,766,916)		338,729,588

Asset-Backed Securities–26.40%

Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate Pass Through Ctfs., 2.70%, 05/25/35(g)	2,892,960	2,858,735
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,232,158
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 09/10/45(g)	3,100,000	3,286,849
Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/45(g)	3,077,000	3,232,745
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.05%, 01/25/36(g)	3,675,119	3,346,975
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.33%, 08/25/33(g)	665,586	670,741
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.38%, 02/25/36(g)	2,177,864	2,198,342
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.47%, 11/25/34(g)	4,548,027	4,512,416
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.60%, 03/11/39(g)	9,543	9,632
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.90%, 08/15/26(b)(g)	2,500,000	2,507,283

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.74%, 12/15/47(b)(g)	$5,000,000	$5,665,140
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class B, Floating Rate Pass Through Ctfs., 1.95%, 05/15/30(b)(g)	2,570,000	2,585,554
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(g)	4,092,303	4,085,096
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.17%, 08/25/34(g)	1,940,897	1,954,128
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.20%, 06/08/30(b)(g)	2,875,000	2,879,741
Series 2014-CR15, Class B, Variable Rate Pass Through Ctfs., 4.87%, 02/10/47(g)	3,000,000	3,283,277
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.83%, 06/25/33(g)	175,619	154,029
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,048,759	982,987
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(g)	463,102	471,206
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $121,345)(b)	117,810	119,545
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	357,400	365,478
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	483,979	407,211
Gallatin CLO III, 2007-1 Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.56%, 05/15/21(b)(g)	1,133,000	1,093,787
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.45%, 02/15/27(b)(g)	5,000,000	5,009,680
GS Mortgage Securities Trust, Series 2013-GC14, Class B, Variable Rate Pass Through Ctfs., 4.93%, 08/10/46(b)(g)	4,000,000	4,362,732
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.55%, 05/11/21(b)(g)	5,000,000	4,780,750

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.60%, 06/20/35(g)	$45,678	$43,742
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,532,215
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.57%, 08/01/20(b)(g)	5,000,000	4,921,500
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.63%, 08/01/20(b)(g)	2,718,000	2,627,681
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(g)	5,000,000	5,088,123
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/43(g)	2,500,000	2,651,261
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	980,623
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, Floating Rate Pass Through Ctfs., 5.06%, 06/25/35(g)	2,300,057	2,315,260
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.56%, 06/25/35(g)	1,971,559	1,994,269
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 08/25/35(g)	2,075,308	1,998,720
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	2,110,000	2,298,177
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(g)	5,200,000	5,468,193
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	328,135
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	698,260	704,433
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.41%, 11/25/35(g)	1,985,783	1,804,936
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.61%, 06/25/35(g)	4,603,806	4,548,829
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.69%, 08/25/31(g)	339,632	290,339

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(g)	$233,136	$234,057
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,597,598
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(g)	2,902,417	2,626,205
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(g)	2,749,562	2,548,523
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(g)	3,712,617	3,502,011
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(g)	2,428,313	2,363,575
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(g)	4,337,881	4,198,678
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,515,138	1,536,787
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.69%, 05/25/35(g)	41,645	38,671
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 4.90%, 04/25/47(g)	1,011,167	702,231
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.89%, 11/25/33(g)	23,466	22,729
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	737,989	658,663
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.56%, 10/25/20(b)(g)	4,545,000	4,420,876
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.15%, 12/25/33(g)	1,860,883	1,730,172
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 6.07%, 01/10/45(b)(g)	4,500,000	5,159,608

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(g)	$1,515,000	$1,591,149
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(g)	1,680,000	1,776,557
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.41%, 08/25/33(g)	1,547,663	1,573,411
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.42%, 09/25/35(g)	525,000	491,701
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.35%, 10/25/35(g)	2,593,297	2,530,725
Series 2007-HY2, Class 2A2, Floating Rate Pass Through Ctfs., 2.48%, 11/25/36(g)	1,703,522	1,489,781
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/27(b)(g)	2,500,000	2,505,143
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(g)	1,242,435	1,263,010
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(g)	1,600,196	1,636,253
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(g)	3,196,774	3,280,923
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	2,373,250	2,353,106
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.82%, 11/15/44(b)(g)	5,000,000	5,784,217
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.63%, 08/15/46(g)	3,800,000	4,053,012
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/46(g)	3,127,000	3,464,349
Total Asset-Backed Securities (Cost $164,982,948)		168,786,374

U.S. Government Sponsored Agency Mortgage-Backed Securities–19.26%

Collateralized Mortgage Obligations–0.07%

Fannie Mae REMICs, IO, 7.00%, 05/25/33	22,765	5,257
Fannie Mae REMICS, IO, 6.00%, 07/25/33	23,739	4,862

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Federal Deposit Insurance Co., Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $459,125)(b)(g)	$459,125	$459,401
		469,520

Federal Home Loan Mortgage Corp. (FHLMC)–5.66%

Pass Through Ctfs., 5.50%, 05/01/16 to 07/01/40	7,333,131	8,275,194
6.50%, 05/01/16 to 09/01/36	1,304,443	1,469,548
7.00%, 06/01/16 to 10/01/34	2,536,278	2,893,966
6.00%, 04/01/17 to 02/01/34	611,573	676,540
7.50%, 04/01/17 to 05/01/35	1,134,036	1,371,213
3.50%, 08/01/26	2,026,630	2,146,035
8.50%, 08/01/31	95,245	118,895
8.00%, 08/01/32	79,924	98,345
5.00%, 07/01/34 to 06/01/40	7,494,018	8,317,889
4.50%, 06/01/41	5,230,945	5,663,870
Federal Home Loan Mortgage Corp., ARM, Pass Through Ctfs., 2.53%, 12/01/36(g)	198,486	212,777
2.69%, 02/01/37(g)	65,908	70,656
2.52%, 05/01/37(g)	492,323	527,253
2.38%, 06/01/43(g)	4,302,616	4,318,199
		36,160,380

Federal National Mortgage Association (FNMA)–12.75%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,428,574	1,674,898
7.00%, 12/01/15 to 02/01/34	1,052,479	1,199,539
6.50%, 05/01/16 to 01/01/37	420,436	474,311
6.00%, 05/01/17 to 10/01/39	235,175	262,915
5.00%, 03/01/18 to 12/01/39	2,290,703	2,530,224
5.50%, 11/01/18 to 06/01/40	3,459,335	3,867,488
8.00%, 08/01/21 to 04/01/33	178,080	211,588
9.50%, 04/01/30	39,994	46,661
8.50%, 10/01/32	142,723	174,989
Pass Through Ctfs., ARM 2.33%, 05/01/35(g)	677,563	722,105
2.28%, 01/01/37(g)	359,025	382,350
2.36%, 03/01/38(g)	185,386	196,906
Pass Through Ctfs., TBA 3.00%, 06/01/29 to 07/01/44(h)	17,800,000	17,771,235
3.50%, 07/01/44(h)	19,800,000	20,344,494
4.00%, 07/01/44(h)	17,300,000	18,278,532
4.50%, 07/01/44(h)	12,400,000	13,378,922
		81,517,157

Government National Mortgage Association (GNMA)–0.78%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	39,668	43,674
9.00%, 09/15/24 to 10/15/24	21,612	21,721
8.50%, 02/15/25	7,226	7,327
8.00%, 08/15/25 to 09/15/26	74,089	81,158
6.56%, 01/15/27	162,687	185,033

	Principal Amount	Value

Government National Mortgage Association (GNMA)– (continued)

7.00%, 04/15/28 to 09/15/32	$447,161	$507,365
6.00%, 11/15/28 to 02/15/33	132,180	151,698
6.50%, 01/15/29 to 09/15/34	325,938	370,901
5.50%, 06/15/35	208,614	234,158
5.00%, 07/15/35 to 08/15/35	74,559	81,975
Pass Through Ctfs., ARM 2.00%, 01/20/25 to 05/20/25(g)	84,805	88,219
3.00%, 06/20/25(g)	10,452	10,874
Pass Through Ctfs., TBA 4.00%, 06/01/44(h)	3,000,000	3,204,375
		4,988,478
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $120,769,913)		123,135,535

U.S. Treasury Securities–8.55%

U.S. Treasury Bills–0.66%

0.00%, 11/13/14(i)(j)(k)	720,000	719,852
0.04%, 11/13/14(i)(j)(k)	225,000	224,954
0.05%, 11/13/14(i)(j)(k)	145,000	144,970
0.06%, 11/13/14(i)(j)(k)	635,000	634,870
0.08%, 11/13/14(i)(j)(k)	475,000	474,903
0.09%, 11/13/14(i)(j)(k)	2,000,000	1,999,589
		4,199,138

U.S. Treasury Notes–7.73%

1.63%, 04/30/19	27,931,000	28,073,957
2.50%, 05/15/24	21,323,000	21,377,660
		49,451,617

U.S. Treasury Bonds–0.16%

3.63%, 02/15/44	946,000	1,001,513
Total U.S. Treasury Securities (Cost $54,024,877)		54,652,268

Municipal Obligations–2.18%

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	1,450,000	1,473,026
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	550,000	659,296
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	500,000	602,315
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB, 5.00%, 06/01/39	2,000,000	2,036,020
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds, 8.00%, 07/01/35	5,100,000	4,560,318

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Principal Amount		Value

Municipal Obligations–(continued)

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB, 6.25%, 12/15/26		$2,000,000	$2,478,420
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB, 5.50%, 01/01/42(l)		2,000,000	2,134,220
Total Municipal Obligations (Cost $13,441,927)			13,943,615

	Shares

Preferred Stocks–2.06%

Asset Management & Custody Banks–0.10%

State Street Corp., Series D, 5.90% Pfd.		25,000	653,813

Diversified Banks–0.33%

Citigroup Inc., Series K, 6.88% Pfd.		39,000	1,044,030
Wells Fargo & Co., 5.85% Pfd.		42,000	1,092,840
			2,136,870

Investment Banking & Brokerage–1.38%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		78,000	1,873,560
Morgan Stanley, 6.88% Pfd.		85,000	2,324,750
Morgan Stanley, Series E, 7.13% Pfd.		164,000	4,590,360
			8,788,670

Multi-Line Insurance–0.01%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.		2,292	68,943

Regional Banks–0.11%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		27,000	731,430

Reinsurance–0.13%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.		30,000	804,300
Total Preferred Stocks (Cost $12,292,668)			13,184,026

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–1.26%(m)

Broadcasting–0.02%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	144,244

Casinos & Gaming–0.01%

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	73,852

	Principal Amount		Value

Food Distributors–0.03%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	$179,912

Hotels, Resorts & Cruise Lines–0.03%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	100,000	186,058

Independent Power Producers & Energy Traders–0.03%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	182,706

Other Diversified Financial Services–0.06%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	192,280
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	189,830
			382,110

Sovereign Debt–1.06%

Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	900,000	403,849
Costa Rica Government International Bond (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	174,629
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN	4,500,000	394,224
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	1,300,000	134,045
New Zealand Government Bond (New Zealand), Series 423, Sr. Unsec. Bonds, 5.50%, 04/15/23	NZD	6,000,000	5,563,115
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	86,219
			6,756,081

Wireless Telecommunication Services–0.02%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)(n)	EUR	100,000	140,750
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,772,038)			8,045,713

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

	Shares	Value

Common Stocks–0.00%

Paper Products–0.00%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $34,248)(b)(o)	160	$12,800
TOTAL INVESTMENTS–112.69% (Cost $693,085,535)		720,489,919
OTHER ASSETS LESS LIABILITIES–(12.69)%		(81,121,218)
NET ASSETS–100.00%		$639,368,701

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

BRL	—Brazilian Real

CAD	—Canadian Dollar

CLO	—Collateralized Loan Obligation

CRC	—Costa Rican Colon

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GBP	—British Pound

GNMA	—Government National Mortgage Association

GO	—General Obligation

Gtd.	—Guaranteed

IO	—Interest Only

Jr.	—Junior

MXN	—Mexican Peso

NZD	—New Zealand Dollar

PEN	—Peru Nuevo Sol

Pfd.	—Preferred

PIK	—Payment in Kind

RB	—Revenue Bonds

REGS	—Regulation S

REIT	—Real Estate Investment Trust

REMICS	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

TBA	—To Be Announced

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $195,854,078, which represented 30.63% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2014 represented less than 1% of the Fund’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreement. See Note 1H and Note 3.

(l)	Security subject to the alternative minimum tax.

(m)	Foreign denominated security. Principal amount is denominated in currency indicated.

(n)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Mobile Challenger Intermediate Group S.A., Sr. Sec. PIK Notes	8.75%	9.50%
(o)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Invesco Core Plus Bond Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over the counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Invesco Core Plus Bond Fund

H.	Swap Agreements – (continued)

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and

Invesco Core Plus Bond Fund

H.	Swap Agreements – (continued)

Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,530,213	$666,613	$—	$13,196,826
U.S. Treasury Securities	—	54,652,268	—	54,652,268
U.S. Government Sponsored Securities	—	123,135,535	—	123,135,535
Corporate Debt Securities	—	323,201,843	0	323,201,843
Asset-Backed Securities	—	168,786,374	—	168,786,374
Municipal Obligations	—	13,943,615	—	13,943,615
Foreign Debt Securities	—	1,289,632	—	1,289,632
Foreign Sovereign Debt Securities	—	22,283,826	—	22,283,826
	12,530,213	707,959,706	0	720,489,919
Forward Foreign Currency Contracts*	—	228,497	—	228,497
Futures*	340,533	—	—	340,533
Swap Agreements*	—	(570,430)	—	(570,430)
Total Investments	$12,870,746	$707,617,773	$0	$720,488,519

* Unrealized appreciation (depreciation).

Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2014:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Swap agreements (a)	$278,468	$(848,898)
Currency risk
Forward foreign currency contracts (a)	301,295	(72,798)
Interest rate risk
Futures contracts (a)	340,533	—
Total	$920,296	$(921,696)

(a)	Includes cumulative appreciation (depreciation) of swap agreements, forward foreign currency contracts and futures contracts.

Effect of Derivative Investments for the nine months ended May 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss)
Credit risk	$—	$—	$(1,644,865)
Currency risk	—	(571,864)	—
Interest rate risk	(5,890,353)	—	—
Change in Unrealized Appreciation (Depreciation)
Credit risk	—	—	(204,016)
Currency risk	—	233,757	—
Interest rate risk	939,932	—	—
Total	$(4,950,421)	$(338,107)	$(1,848,881)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$172,955,450	$17,149,830	$83,611,111

Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts at Period-End

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
06/05/14	Citigroup Global Markets Inc.	EUR	260,847	USD	358,692	$355,580	$3,112
06/05/14	Citigroup Global Markets Inc.	USD	354,958	EUR	260,847	355,580	622
06/05/14	RBC Capital Markets Corp.	GBP	416,000	USD	694,452	697,272	(2,820)
06/05/14	RBC Capital Markets Corp.	USD	695,124	GBP	416,000	697,272	2,148
06/23/14	Deutsche Banc	AUD	6,100,000	USD	5,681,540	5,667,500	14,040
06/23/14	Deutsche Banc	USD	5,156,506	MXN	66,900,000	5,193,559	37,053
07/08/14	Citigroup Global Markets Inc.	NZD	6,448,842	USD	5,496,477	5,456,387	40,090
07/08/14	Deutsche Banc	NZD	6,600,000	USD	5,683,590	5,584,282	99,308
07/09/14	Citigroup Global Markets Inc.	EUR	4,000,000	USD	5,476,720	5,452,331	24,389
07/09/14	Citigroup Global Markets Inc.	GBP	180,000	USD	298,813	301,632	(2,819)
07/25/14	RBC Capital Markets Corp.	CAD	86,000	USD	77,871	79,211	(1,340)
08/08/14	Citigroup Global Markets Inc.	JPY	609,099,000	USD	6,000,000	5,986,329	13,671
09/02/14	Citigroup Global Markets Inc.	EUR	260,847	USD	354,952	355,580	(628)
09/02/14	RBC Capital Markets Corp.	GBP	416,000	USD	694,639	696,795	(2,156)
09/12/14	Deutsche Banc	CHF	4,948,832	USD	5,600,000	5,533,138	66,862
09/12/14	Deutsche Banc	USD	5,600,000	NOK	33,242,608	5,536,965	(63,035)
Total forward foreign currency contracts - Currency Risk							$228,497

Currency Abbreviations:

AUD — Australian Dollar	GBP —British Pound Sterling	NZD — New Zealand Dollar

CAD — Canadian Dollar	JPY — Japanese Yen	USD — U.S. Dollar

CHF — Swiss Franc	MXN — Mexican Peso

EUR — Euro	NOK — Norwegian Krone

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. 5 Year Treasury Notes	Long	174	September-2014	$20,837,859	$48,565
U.S. 10 Year Treasury Notes	Short	487	September-2014	(61,126,109)	75,989
U.S. Long Bond	Short	307	September-2014	(42,202,906)	102,476
U.S. Ultra Bond	Short	112	September-2014	(16,831,500)	113,503
Total Futures Contracts – Interest Rate Risk					$340,533

Invesco Core Plus Bond Fund

Open Centrally Cleared Credit Default Swap Agreements at Period-End

Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	CDX.NA. IG.22.V1	Sell	1.00%	06/20/24	1.07%	$38,000,000	$492,584	$278,468
Credit Suisse Securities (USA) LLC/CME	CDX.NA. IG.22.V1	Buy	(1.00)	06/20/19	0.62	195,000,000	(3,111,635)	(485,772)
Total Credit Default Swap Agreements – Credit Risk							$(2,619,051)	$(207,304)

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of May 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over The Counter Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.43%	$5,500,000	$267,160	$(363,126)
Total Credit Default Swap Agreements – Credit Risk							$267,160	$(363,126)
(a)	Implied credit spreads represent the current level as of May 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $1,778,194,335 and $1,726,178,810, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $194,796,138 and $204,366,084, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,122,798
Aggregate unrealized (depreciation) of investment securities	(2,664,429)
Net unrealized appreciation of investment securities	$26,458,369
Cost of investments for tax purposes is $694,031,550.

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	MS-EWSP-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.75%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	289,663	$5,538,357
Omnicom Group Inc.	68,556	4,877,759
		10,416,116

Aerospace & Defense–2.13%

Boeing Co. (The)	40,233	5,441,513
General Dynamics Corp.	46,020	5,435,882
Honeywell International Inc.	53,832	5,014,451
L-3 Communications Holdings, Inc.	42,958	5,205,221
Lockheed Martin Corp.	30,496	4,990,670
Northrop Grumman Corp.	40,786	4,957,538
Precision Castparts Corp.	19,649	4,970,804
Raytheon Co.	49,487	4,828,447
Rockwell Collins, Inc.	62,147	4,912,099
Textron Inc.	131,210	5,146,056
United Technologies Corp.	43,989	5,112,402
		56,015,083

Agricultural & Farm Machinery–0.20%

Deere & Co.	56,802	5,178,638

Agricultural Products–0.20%

Archer-Daniels-Midland Co.	116,518	5,236,319

Air Freight & Logistics–0.84%

C.H. Robinson Worldwide, Inc.	96,856	5,797,800
Expeditors International of Washington, Inc.	127,070	5,782,956
FedEx Corp.	36,217	5,221,043
United Parcel Service, Inc. -Class B	51,450	5,344,626
		22,146,425

Airlines–0.43%

Delta Air Lines, Inc.	145,171	5,793,774
Southwest Airlines Co.	207,075	5,477,134
		11,270,908

Aluminum–0.22%

Alcoa Inc.	418,347	5,693,703

Apparel Retail–0.90%

Gap, Inc. (The)	117,709	4,853,142
L Brands, Inc.	87,005	4,993,217
Ross Stores, Inc.	68,160	4,665,552
TJX Cos., Inc. (The)	80,737	4,396,130
Urban Outfitters, Inc. (b)	139,331	4,670,375
		23,578,416

Apparel, Accessories & Luxury Goods–1.30%

Coach, Inc.	100,859	4,105,970
Fossil Group, Inc. (b)	44,055	4,615,202
Michael Kors Holdings Ltd. (b)	50,480	4,764,302

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

PVH Corp.	43,056	$5,667,461
Ralph Lauren Corp.	30,941	4,748,825
Under Armour, Inc. -Class A (b)	101,654	5,163,007
VF Corp.	81,574	5,140,793
		34,205,560

Application Software–0.93%

Adobe Systems Inc. (b)	73,719	4,757,824
Autodesk, Inc. (b)	98,141	5,139,644
Citrix Systems, Inc. (b)	82,829	5,132,913
Intuit Inc.	61,984	4,914,712
Salesforce.com, Inc. (b)	85,165	4,482,234
		24,427,327

Asset Management & Custody Banks–1.76%

Ameriprise Financial, Inc.	45,756	5,152,583
Bank of New York Mellon Corp. (The)	149,509	5,167,031
BlackRock, Inc.	16,750	5,107,075
Franklin Resources, Inc.	96,893	5,349,462
Invesco Ltd. (c)	143,447	5,264,505
Legg Mason, Inc.	109,463	5,346,173
Northern Trust Corp.	79,839	4,822,276
State Street Corp.	76,521	4,994,526
T. Rowe Price Group Inc.	61,698	5,030,238
		46,233,869

Auto Parts & Equipment–0.59%

BorgWarner, Inc.	81,027	5,095,788
Delphi Automotive PLC (United Kingdom)	76,238	5,264,996
Johnson Controls, Inc.	108,125	5,228,925
		15,589,709

Automobile Manufacturers–0.40%

Ford Motor Co.	328,463	5,399,932
General Motors Co.	145,298	5,024,405
		10,424,337

Automotive Retail–0.76%

AutoNation, Inc. (b)	93,368	5,337,848
AutoZone, Inc. (b)	9,288	4,945,860
CarMax, Inc. (b)	104,918	4,648,917
O’Reilly Automotive, Inc. (b)	33,517	4,958,840
		19,891,465

Biotechnology–1.28%

Alexion Pharmaceuticals, Inc. (b)	28,258	4,699,870
Amgen Inc.	40,420	4,688,316
Biogen Idec Inc. (b)	14,897	4,757,655
Celgene Corp. (b)	33,151	5,073,097
Gilead Sciences, Inc. (b)	65,998	5,359,698

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Regeneron Pharmaceuticals, Inc. (b)	15,032	$4,614,223
Vertex Pharmaceuticals Inc. (b)	63,242	4,569,867
		33,762,726

Brewers–0.21%

Molson Coors Brewing Co. -Class B	85,978	5,651,334

Broadcasting–0.53%

CBS Corp. -Class B	75,772	4,516,769
Discovery Communications, Inc. -Class A (b)	59,561	4,583,815
Scripps Networks Interactive Inc. -Class A	62,905	4,809,716
		13,910,300

Building Products–0.36%

Allegion PLC	92,931	4,868,655
Masco Corp.	217,629	4,635,498
		9,504,153

Cable & Satellite–0.78%

Cablevision Systems Corp. -Class A	291,710	5,142,847
Comcast Corp. -Class A	97,812	5,105,786
DIRECTV (b)	64,427	5,311,362
Time Warner Cable Inc.	35,887	5,065,809
		20,625,804

Casinos & Gaming–0.33%

International Game Technology	330,877	4,152,506
Wynn Resorts Ltd.	21,568	4,636,473
		8,788,979

Coal & Consumable Fuels–0.41%

CONSOL Energy Inc.	128,354	5,669,396
Peabody Energy Corp.	319,976	5,170,812
		10,840,208

Commodity Chemicals–0.21%

LyondellBasell Industries N.V. -Class A	55,703	5,546,348

Communications Equipment–1.19%

Cisco Systems, Inc.	232,001	5,711,864
F5 Networks, Inc. (b)	46,088	5,002,852
Harris Corp.	68,264	5,273,394
Juniper Networks, Inc. (b)	193,334	4,728,950
Motorola Solutions, Inc.	77,795	5,244,939
QUALCOMM, Inc.	66,271	5,331,502
		31,293,501

Computer & Electronics Retail–0.39%

Best Buy Co., Inc.	192,732	5,330,967
GameStop Corp. -Class A	127,070	4,809,600
		10,140,567

Construction & Engineering–0.54%

Fluor Corp.	66,637	5,003,106
Jacobs Engineering Group, Inc. (b)	79,137	4,358,075
Quanta Services, Inc. (b)	140,119	4,757,040
		14,118,221

	Shares	Value

Construction Machinery & Heavy Trucks–0.78%

Caterpillar Inc.	51,925	$5,308,293
Cummins Inc.	35,542	5,435,438
Joy Global Inc.	88,847	5,077,606
PACCAR Inc.	76,203	4,828,222
		20,649,559

Construction Materials–0.17%

Vulcan Materials Co.	74,788	4,559,824

Consumer Electronics–0.40%

Garmin Ltd.	94,907	5,590,971
Harman International Industries, Inc.	47,385	4,976,847
		10,567,818

Consumer Finance–0.78%

American Express Co.	54,931	5,026,186
Capital One Financial Corp.	68,613	5,412,880
Discover Financial Services	86,640	5,123,023
Navient Corp.	315,202	4,980,192
		20,542,281

Data Processing & Outsourced Services–2.10%

Alliance Data Systems Corp. (b)	17,779	4,552,313
Automatic Data Processing, Inc.	63,870	5,089,162
Computer Sciences Corp.	80,240	5,046,294
Fidelity National Information Services, Inc.	93,899	5,084,631
Fiserv, Inc. (b)	86,534	5,201,559
MasterCard, Inc. -Class A	64,883	4,960,305
Paychex, Inc.	118,441	4,869,109
Total System Services, Inc.	164,177	4,967,996
Visa Inc. -Class A	22,435	4,819,711
Western Union Co. (The)	310,937	5,027,851
Xerox Corp.	467,286	5,770,982
		55,389,913

Department Stores–0.59%

Kohl’s Corp.	90,189	4,909,889
Macy’s, Inc.	84,554	5,063,939
Nordstrom, Inc.	80,763	5,496,730
		15,470,558

Distillers & Vintners–0.39%

Brown-Forman Corp. -Class B	56,848	5,268,104
Constellation Brands, Inc. -Class A (b)	60,038	5,050,997
		10,319,101

Distributors–0.19%

Genuine Parts Co.	57,979	5,005,327

Diversified Banks–1.12%

Bank of America Corp.	294,835	4,463,802
Citigroup Inc.	105,657	5,026,104
Comerica Inc.	101,918	4,889,007
JPMorgan Chase & Co.	87,204	4,845,926
U.S. Bancorp	119,239	5,030,693
Wells Fargo & Co.	104,498	5,306,408
		29,561,940

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Chemicals–0.78%

Dow Chemical Co. (The)	101,813	$5,306,494
E. I. du Pont de Nemours and Co.	75,311	5,219,805
Eastman Chemical Co.	59,177	5,222,962
FMC Corp.	62,706	4,800,771
		20,550,032

Diversified Metals & Mining–0.21%

Freeport-McMoRan Copper & Gold Inc.	159,472	5,430,022

Diversified REIT’s–0.21%

Vornado Realty Trust	50,775	5,436,987

Diversified Support Services–0.41%

Cintas Corp.	83,401	5,180,870
Iron Mountain Inc.	180,642	5,625,192
		10,806,062

Drug Retail–0.40%

CVS Caremark Corp.	68,085	5,332,417
Walgreen Co.	73,851	5,310,626
		10,643,043

Education Services–0.18%

Graham Holdings Co. -Class B	6,899	4,670,209

Electric Utilities–2.65%

American Electric Power Co., Inc.	98,846	5,273,434
Duke Energy Corp.	70,059	4,979,794
Edison International	95,144	5,246,240
Entergy Corp.	76,699	5,784,639
Exelon Corp.	161,658	5,953,864
FirstEnergy Corp.	157,746	5,334,970
NextEra Energy, Inc.	52,547	5,115,976
Northeast Utilities	110,341	5,009,481
Pepco Holdings, Inc.	244,724	6,778,855
Pinnacle West Capital Corp.	89,993	4,987,412
PPL Corp.	151,151	5,303,889
Southern Co. (The)	113,893	4,986,235
Xcel Energy, Inc.	162,294	4,992,163
		69,746,952

Electrical Components & Equipment–0.77%

AMETEK, Inc.	94,131	4,996,474
Eaton Corp. PLC	69,499	5,121,381
Emerson Electric Co.	79,175	5,283,348
Rockwell Automation, Inc.	41,276	4,997,698
		20,398,901

Electronic Components–0.41%

Amphenol Corp. -Class A	54,737	5,243,805
Corning Inc.	262,492	5,591,079
		10,834,884

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	145,128	5,066,418

Electronic Manufacturing Services–0.40%

Jabil Circuit, Inc.	279,370	5,257,743

	Shares	Value

Electronic Manufacturing Services–(continued)

TE Connectivity Ltd. (Switzerland)	86,898	$5,166,955
		10,424,698

Environmental & Facilities Services–0.59%

Republic Services, Inc.	148,611	5,260,829
Stericycle, Inc. (b)	43,037	4,922,142
Waste Management, Inc.	121,372	5,422,901
		15,605,872

Fertilizers & Agricultural Chemicals–0.58%

CF Industries Holdings, Inc.	19,630	4,776,175
Monsanto Co.	43,752	5,331,181
Mosaic Co. (The)	103,407	5,169,316
		15,276,672

Food Distributors–0.20%

Sysco Corp.	137,819	5,172,347

Food Retail–0.53%

Kroger Co. (The)	112,803	5,385,215
Safeway Inc.	144,138	4,949,699
Whole Foods Market, Inc.	91,845	3,512,153
		13,847,067

Footwear–0.18%

NIKE, Inc. -Class B	63,242	4,863,942

Gas Utilities–0.21%

AGL Resources Inc.	101,189	5,401,469

General Merchandise Stores–0.72%

Dollar General Corp. (b)	86,610	4,657,886
Dollar Tree, Inc. (b)	91,862	4,871,442
Family Dollar Stores, Inc.	82,156	4,814,341
Target Corp.	83,443	4,736,225
		19,079,894

Gold–0.16%

Newmont Mining Corp.	189,198	4,330,742

Health Care Distributors–0.76%

AmerisourceBergen Corp.	73,305	5,364,460
Cardinal Health, Inc.	68,519	4,839,497
McKesson Corp.	27,394	5,194,998
Patterson Cos. Inc.	120,369	4,713,650
		20,112,605

Health Care Equipment–2.72%

Abbott Laboratories	127,103	5,085,391
Baxter International Inc.	74,495	5,543,173
Becton, Dickinson and Co.	42,940	5,054,038
Boston Scientific Corp. (b)	380,725	4,884,702
C.R. Bard, Inc.	34,178	5,055,268
CareFusion Corp. (b)	123,091	5,284,297
Covidien PLC	70,498	5,154,109
Edwards Lifesciences Corp. (b)	68,661	5,575,273
Intuitive Surgical, Inc. (b)	11,707	4,328,546

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Medtronic, Inc.	84,152	$5,135,797
St. Jude Medical, Inc.	75,795	4,919,095
Stryker Corp.	61,706	5,213,540
Varian Medical Systems, Inc. (b)	58,791	4,847,318
Zimmer Holdings, Inc.	52,609	5,489,749
		71,570,296

Health Care Facilities–0.22%

Tenet Healthcare Corp. (b)	124,452	5,849,244

Health Care REIT’s–0.62%

HCP, Inc.	133,294	5,565,024
Health Care REIT, Inc.	84,052	5,314,608
Ventas, Inc.	81,521	5,445,603
		16,325,235

Health Care Services–0.78%

DaVita HealthCare Partners Inc. (b)	72,628	5,126,810
Express Scripts Holding Co. (b)	64,027	4,576,010
Laboratory Corp. of America Holdings (b)	51,795	5,313,131
Quest Diagnostics Inc.	92,428	5,535,513
		20,551,464

Health Care Supplies–0.20%

DENTSPLY International Inc.	110,414	5,221,478

Health Care Technology–0.17%

Cerner Corp. (b)	83,556	4,516,202

Home Entertainment Software–0.22%

Electronic Arts Inc. (b)	167,338	5,878,584

Home Furnishings–0.39%

Leggett & Platt, Inc.	157,395	5,338,839
Mohawk Industries, Inc. (b)	35,532	4,820,271
		10,159,110

Home Improvement Retail–0.37%

Home Depot, Inc. (The)	62,398	5,006,192
Lowe’s Cos., Inc.	100,900	4,750,372
		9,756,564

Homebuilding–0.59%

D.R. Horton, Inc.	224,738	5,321,796
Lennar Corp. -Class A	123,768	5,062,111
PulteGroup Inc.	258,654	5,059,272
		15,443,179

Homefurnishing Retail–0.17%

Bed Bath & Beyond Inc. (b)	72,521	4,412,903

Hotel and Resort REIT’s–0.20%

Host Hotels & Resorts Inc.	242,924	5,361,333

Hotels, Resorts & Cruise Lines–0.80%

Carnival Corp.	128,922	5,160,748
Marriott International Inc. -Class A	91,930	5,664,727

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Starwood Hotels & Resorts Worldwide, Inc.	63,437	$5,065,444
Wyndham Worldwide Corp.	68,671	5,076,847
		20,967,766

Household Appliances–0.19%

Whirlpool Corp.	34,861	5,004,297

Household Products–0.78%

Clorox Co. (The)	56,691	5,080,647
Colgate-Palmolive Co.	77,600	5,307,840
Kimberly-Clark Corp.	45,168	5,074,625
Procter & Gamble Co. (The)	62,714	5,066,664
		20,529,776

Housewares & Specialties–0.19%

Newell Rubbermaid Inc.	168,936	4,946,446

Human Resource & Employment Services–0.21%

Robert Half International, Inc.	120,106	5,475,633

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	43,659	5,065,317
Wal-Mart Stores, Inc.	66,682	5,119,177
		10,184,494

Independent Power Producers & Energy Traders–0.42%

AES Corp. (The)	358,670	5,057,247
NRG Energy, Inc.	165,272	5,890,294
		10,947,541

Industrial Conglomerates–0.81%

3M Co.	38,151	5,438,425
Danaher Corp.	67,126	5,264,692
General Electric Co.	197,260	5,284,596
Roper Industries, Inc.	36,944	5,234,226
		21,221,939

Industrial Gases–0.57%

Air Products and Chemicals, Inc.	41,355	4,961,359
Airgas, Inc.	46,688	4,963,868
Praxair, Inc.	37,595	4,971,563
		14,896,790

Industrial Machinery–1.96%

Dover Corp.	62,069	5,411,175
Flowserve Corp.	65,164	4,805,193
Illinois Tool Works Inc.	61,690	5,339,269
Ingersoll-Rand PLC	87,051	5,207,391
Pall Corp.	57,481	4,870,940
Parker Hannifin Corp.	42,629	5,338,430
Pentair PLC	63,969	4,774,646
Snap-on Inc.	44,599	5,230,125
Stanley Black & Decker Inc.	62,682	5,478,407
Xylem, Inc.	134,635	5,021,886
		51,477,462

Industrial REIT’s–0.19%

Prologis, Inc.	123,244	5,115,858

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Insurance Brokers–0.40%

Aon PLC	59,376	$5,340,277
Marsh & McLennan Cos., Inc.	100,859	5,070,182
		10,410,459

Integrated Oil & Gas–0.81%

Chevron Corp.	43,410	5,330,314
Exxon Mobil Corp.	52,992	5,327,286
Hess Corp.	61,698	5,633,027
Occidental Petroleum Corp.	51,317	5,115,792
		21,406,419

Integrated Telecommunication Services–1.08%

AT&T Inc.	152,454	5,407,543
CenturyLink Inc.	161,764	6,093,650
Frontier Communications Corp.	994,626	5,758,885
Verizon Communications Inc.	107,491	5,370,250
Windstream Holdings Inc.	599,665	5,738,794
		28,369,122

Internet Retail–0.89%

Amazon.com, Inc. (b)	13,252	4,141,913
Expedia, Inc.	65,371	4,791,694
Netflix Inc. (b)	11,668	4,875,240
Priceline Group Inc. (The) (b)	3,906	4,994,329
TripAdvisor Inc. (b)	48,093	4,673,197
		23,476,373

Internet Software & Services–1.04%

Akamai Technologies, Inc. (b)	83,205	4,521,360
eBay Inc. (b)	87,296	4,428,526
Facebook Inc. -Class A (b)	73,142	4,629,889
Google Inc. -Class A (b)	4,223	2,414,078
Google Inc. -Class C (b)	4,223	2,369,018
VeriSign, Inc. (b)	90,304	4,522,424
Yahoo! Inc. (b)	131,734	4,564,583
		27,449,878

Investment Banking & Brokerage–0.71%

Charles Schwab Corp. (The)	190,142	4,793,480
E*TRADE Financial Corp. (b)	210,865	4,295,320
Goldman Sachs Group, Inc. (The)	29,955	4,787,108
Morgan Stanley	159,267	4,914,980
		18,790,888

IT Consulting & Other Services–0.74%

Accenture PLC -Class A	60,864	4,957,373
Cognizant Technology Solutions Corp. -Class A (b)	98,571	4,791,536
International Business Machines Corp.	27,183	5,011,458
Teradata Corp. (b)	110,834	4,653,920
		19,414,287

Leisure Products–0.38%

Hasbro, Inc.	90,618	4,866,187
Mattel, Inc.	132,864	5,159,109
		10,025,296

	Shares	Value

Life & Health Insurance–1.30%

Aflac, Inc.	77,261	$4,730,691
Lincoln National Corp.	98,258	4,712,454
MetLife, Inc.	95,788	4,878,483
Principal Financial Group, Inc.	109,173	5,106,021
Prudential Financial, Inc.	59,156	4,860,257
Torchmark Corp.	63,510	5,139,864
Unum Group	142,007	4,815,457
		34,243,227

Life Sciences Tools & Services–0.73%

Agilent Technologies, Inc.	89,343	5,087,190
PerkinElmer, Inc.	110,686	4,977,549
Thermo Fisher Scientific, Inc.	40,516	4,736,726
Waters Corp. (b)	43,817	4,388,711
		19,190,176

Managed Health Care–1.06%

Aetna Inc.	69,266	5,371,578
Cigna Corp.	64,705	5,809,215
Humana Inc.	45,238	5,630,321
UnitedHealth Group Inc.	65,431	5,210,271
WellPoint, Inc.	53,060	5,749,582
		27,770,967

Metal & Glass Containers–0.40%

Ball Corp.	91,675	5,533,503
Owens-Illinois, Inc. (b)	153,398	5,097,416
		10,630,919

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	73,686	5,249,391

Movies & Entertainment–0.79%

Time Warner Inc.	74,395	5,195,003
Twenty-First Century Fox, Inc. -Class A	153,398	5,431,823
Viacom Inc. -Class B	56,880	4,853,570
Walt Disney Co. (The)	61,860	5,196,859
		20,677,255

Multi-Line Insurance–0.97%

American International Group, Inc.	101,939	5,511,842
Assurant, Inc.	75,772	5,138,099
Genworth Financial Inc. -Class A (b)	298,028	5,063,496
Hartford Financial Services Group, Inc. (The)	140,517	4,868,914
Loews Corp.	112,649	4,858,551
		25,440,902

Multi-Sector Holdings–0.38%

Berkshire Hathaway Inc. -Class B (b)	40,430	5,188,786
Leucadia National Corp.	188,120	4,825,278
		10,014,064

Multi-Utilities–2.70%

Ameren Corp.	120,398	4,737,661
CenterPoint Energy, Inc.	207,248	4,998,822
CMS Energy Corp.	171,987	5,116,613
Consolidated Edison, Inc.	90,618	4,984,896

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities–(continued)

Dominion Resources, Inc.	70,871	$4,887,264
DTE Energy Co.	69,131	5,262,252
Integrys Energy Group, Inc.	85,770	4,973,802
NiSource Inc.	140,278	5,242,189
PG&E Corp.	111,684	5,122,945
Public Service Enterprise Group Inc.	135,149	5,265,405
SCANA Corp.	98,709	5,132,868
Sempra Energy	51,638	5,181,873
TECO Energy, Inc.	292,571	5,052,701
Wisconsin Energy Corp.	109,318	4,976,156
		70,935,447

Office REIT’s–0.20%

Boston Properties, Inc.	44,284	5,344,193

Office Services & Supplies–0.21%

Pitney Bowes Inc.	196,167	5,420,094

Oil & Gas Drilling–1.45%

Diamond Offshore Drilling, Inc.	112,063	5,721,937
Ensco PLC -Class A	102,445	5,394,754
Helmerich & Payne, Inc.	50,568	5,559,951
Nabors Industries Ltd.	225,147	5,905,606
Noble Corp. PLC	170,331	5,358,613
Rowan Cos. PLC -Class A	156,204	4,836,076
Transocean Ltd.	127,528	5,418,665
		38,195,602

Oil & Gas Equipment & Services–1.27%

Baker Hughes Inc.	80,149	5,652,107
Cameron International Corp. (b)	79,994	5,115,616
FMC Technologies, Inc. (b)	96,459	5,600,410
Halliburton Co.	89,748	5,801,311
National Oilwell Varco Inc. (b)	73,417	5,427,719
Schlumberger Ltd.	55,597	5,784,312
		33,381,475

Oil & Gas Exploration & Production–3.60%

Anadarko Petroleum Corp.	60,404	6,213,155
Apache Corp.	62,516	5,827,741
Cabot Oil & Gas Corp.	145,855	5,285,785
Chesapeake Energy Corp.	197,891	5,683,430
ConocoPhillips	74,372	5,945,298
Denbury Resources Inc.	304,626	5,145,133
Devon Energy Corp.	78,948	5,834,257
EOG Resources, Inc.	53,268	5,635,754
EQT Corp.	48,394	5,172,351
Marathon Oil Corp.	149,735	5,489,285
Murphy Oil Corp.	82,197	5,069,089
Newfield Exploration Co. (b)	179,140	6,535,027
Noble Energy, Inc.	74,328	5,356,819
Pioneer Natural Resources Co.	26,591	5,588,365
QEP Resources Inc.	174,102	5,560,818
Range Resources Corp.	56,465	5,248,422
Southwestern Energy Co. (b)	112,394	5,110,555
		94,701,284

	Shares	Value

Oil & Gas Refining & Marketing–0.77%

Marathon Petroleum Corp.	52,704	$4,711,211
Phillips 66	62,945	5,337,106
Tesoro Corp.	93,088	5,231,546
Valero Energy Corp.	91,337	5,119,439
		20,399,302

Oil & Gas Storage & Transportation–0.83%

Kinder Morgan Inc.	156,253	5,217,288
ONEOK, Inc.	84,238	5,432,508
Spectra Energy Corp.	135,408	5,494,857
Williams Cos., Inc. (The)	119,613	5,617,026
		21,761,679

Packaged Foods & Meats–2.59%

Campbell Soup Co.	112,445	5,161,225
ConAgra Foods, Inc.	168,362	5,438,093
General Mills, Inc.	99,522	5,466,743
Hershey Co. (The)	46,640	4,539,938
Hormel Foods Corp.	105,096	5,171,774
JM Smucker Co. (The)	51,498	5,283,695
Kellogg Co.	81,333	5,610,350
Keurig Green Mountain Inc.	43,736	4,932,546
Kraft Foods Group, Inc.	89,295	5,309,481
McCormick & Co., Inc.	73,218	5,294,394
Mead Johnson Nutrition Co.	60,257	5,391,194
Mondelez International Inc. -Class A	144,620	5,440,604
Tyson Foods, Inc. -Class A	119,412	5,070,234
		68,110,271

Paper Packaging–0.79%

Avery Dennison Corp.	98,122	4,974,786
Bemis Co., Inc.	128,822	5,334,519
MeadWestvaco Corp.	136,078	5,522,045
Sealed Air Corp.	154,354	5,082,877
		20,914,227

Paper Products–0.19%

International Paper Co.	107,375	5,114,271

Personal Products–0.39%

Avon Products, Inc.	335,585	4,795,510
Estee Lauder Cos. Inc. (The) -Class A	71,475	5,476,414
		10,271,924

Pharmaceuticals–2.51%

AbbVie Inc.	96,723	5,254,961
Actavis PLC (b)	23,089	4,884,247
Allergan, Inc.	38,594	6,462,951
Bristol-Myers Squibb Co.	91,726	4,562,451
Eli Lilly and Co.	84,138	5,036,501
Forest Laboratories, Inc. (b)	51,860	4,915,291
Hospira, Inc. (b)	117,653	5,784,998
Johnson & Johnson	53,368	5,414,717
Merck & Co., Inc.	88,926	5,145,258
Mylan Inc. (b)	94,114	4,690,642
Perrigo Co. PLC	29,930	4,136,326

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	158,604	$4,699,437
Zoetis Inc.	168,362	5,168,713
		66,156,493

Property & Casualty Insurance–1.41%

ACE Ltd.	50,656	5,253,534
Allstate Corp. (The)	89,846	5,234,428
Chubb Corp. (The)	57,508	5,328,691
Cincinnati Financial Corp.	104,719	5,133,325
Progressive Corp. (The)	208,997	5,231,195
Travelers Cos., Inc. (The)	59,922	5,599,711
XL Group PLC	165,272	5,364,729
		37,145,613

Publishing–0.37%

Gannett Co., Inc.	177,153	4,923,082
News Corp. -Class A (b)	284,178	4,848,077
		9,771,159

Railroads–0.81%

CSX Corp.	174,532	5,131,241
Kansas City Southern	51,275	5,513,088
Norfolk Southern Corp.	52,397	5,278,998
Union Pacific Corp.	26,753	5,331,070
		21,254,397

Real Estate Services–0.21%

CBRE Group, Inc. -Class A (b)	181,903	5,427,986

Regional Banks–1.66%

BB&T Corp.	128,755	4,882,390
Fifth Third Bancorp	221,720	4,587,387
Huntington Bancshares Inc.	517,579	4,797,957
KeyCorp	359,190	4,917,311
M&T Bank Corp.	42,179	5,119,265
PNC Financial Services Group, Inc. (The)	59,777	5,097,185
Regions Financial Corp.	465,967	4,748,204
SunTrust Banks, Inc.	128,254	4,914,693
Zions Bancorp.	157,997	4,517,134
		43,581,526

Research & Consulting Services–0.59%

Dun & Bradstreet Corp. (The)	50,444	5,208,343
Equifax Inc.	69,734	4,936,470
Nielsen N.V.	112,932	5,450,098
		15,594,911

Residential REIT’s–0.81%

Apartment Investment & Management Co. -Class A	162,828	5,125,825
AvalonBay Communities, Inc.	38,174	5,414,600
Equity Residential	85,297	5,271,355
Essex Property Trust, Inc.	31,037	5,616,456
		21,428,236

Restaurants–0.95%

Chipotle Mexican Grill, Inc. (b)	8,599	4,704,427

	Shares	Value

Restaurants–(continued)

Darden Restaurants, Inc.	100,634	$5,043,776
McDonald’s Corp.	50,760	5,148,587
Starbucks Corp.	66,691	4,884,449
Yum! Brands, Inc.	65,971	5,100,218
		24,881,457

Retail REIT’s–0.81%

General Growth Properties, Inc.	223,118	5,316,902
Kimco Realty Corp.	226,381	5,188,653
Macerich Co. (The)	82,595	5,454,574
Simon Property Group, Inc.	32,692	5,441,910
Washington Prime Group Inc. (b)	1	10
		21,402,049

Security & Alarm Services–0.41%

ADT Corp. (The)	176,396	5,679,951
Tyco International Ltd.	115,486	5,039,809
		10,719,760

Semiconductor Equipment–0.61%

Applied Materials, Inc.	264,595	5,342,173
KLA-Tencor Corp.	74,061	4,852,477
Lam Research Corp.	94,167	5,842,120
		16,036,770

Semiconductors–2.38%

Altera Corp.	140,358	4,650,061
Analog Devices, Inc.	98,886	5,179,649
Avago Technologies Ltd. (Singapore)	74,473	5,263,007
Broadcom Corp. -Class A	165,438	5,272,509
First Solar, Inc. (b)	91,675	5,663,681
Intel Corp. (d)	202,173	5,523,366
Linear Technology Corp.	106,612	4,921,210
Microchip Technology Inc. (b)	107,514	5,117,666
Micron Technology, Inc. (b)	206,729	5,910,382
NVIDIA Corp.	277,959	5,281,221
Texas Instruments Inc.	111,785	5,251,659
Xilinx, Inc.	95,437	4,481,722
		62,516,133

Soft Drinks–0.99%

Coca-Cola Co. (The)	129,767	5,308,768
Coca-Cola Enterprises, Inc.	106,520	4,861,573
Dr Pepper Snapple Group, Inc.	94,563	5,456,285
Monster Beverage Corp. (b)	70,699	4,905,097
PepsiCo, Inc.	61,150	5,401,379
		25,933,102

Specialized Consumer Services–0.19%

H&R Block, Inc.	168,649	5,022,367

Specialized Finance–0.93%

CME Group Inc. -Class A	65,726	4,732,272
Intercontinental Exchange, Inc.	24,170	4,746,988
McGraw Hill Financial, Inc.	62,264	5,091,327
Moody’s Corp.	61,385	5,250,873
NASDAQ OMX Group, Inc. (The)	125,939	4,773,088
		24,594,548

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized REIT’s–1.00%

American Tower Corp.	61,614	$5,522,463
Crown Castle International Corp.	66,095	5,071,469
Plum Creek Timber Co., Inc.	118,328	5,336,593
Public Storage	29,453	5,077,108
Weyerhaeuser Co.	165,881	5,211,981
		26,219,614

Specialty Chemicals–0.97%

Ecolab Inc.	45,596	4,978,627
International Flavors & Fragrances Inc.	53,351	5,295,620
PPG Industries, Inc.	25,455	5,131,983
Sherwin-Williams Co. (The)	24,510	5,014,991
Sigma-Aldrich Corp.	52,094	5,132,822
		25,554,043

Specialty Stores–0.72%

PetSmart, Inc.	73,164	4,204,735
Staples, Inc.	438,339	4,931,314
Tiffany & Co.	53,897	5,357,901
Tractor Supply Co.	69,705	4,532,219
		19,026,169

Steel–0.60%

Allegheny Technologies, Inc.	144,577	5,937,777
Nucor Corp.	102,128	5,170,741
United States Steel Corp.	205,955	4,745,203
		15,853,721

Systems Software–0.96%

CA, Inc.	157,345	4,514,228
Microsoft Corp.	131,384	5,378,861
Oracle Corp.	131,734	5,535,463
Red Hat, Inc. (b)	85,963	4,308,465
Symantec Corp.	245,695	5,402,833
		25,139,850

Technology Hardware, Storage & Peripherals–1.46%

Apple Inc.	9,440	5,975,520
EMC Corp.	183,793	4,881,542
Hewlett-Packard Co.	170,389	5,708,032
NetApp, Inc.	135,445	5,012,819
SanDisk Corp.	67,593	6,531,512
Seagate Technology PLC	98,768	5,306,805
Western Digital Corp.	58,258	5,117,965
		38,534,195

Thrifts & Mortgage Finance–0.38%

Hudson City Bancorp, Inc.	518,120	5,062,033
People’s United Financial Inc.	343,736	4,939,486
		10,001,519

Tires & Rubber–0.18%

Goodyear Tire & Rubber Co. (The)	181,503	4,786,234

Tobacco–0.86%

Altria Group, Inc.	136,302	5,664,711
Lorillard, Inc.	95,511	5,937,919

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	61,999	$5,489,391
Reynolds American Inc.	91,152	5,435,394
		22,527,415

Trading Companies & Distributors–0.39%

Fastenal Co.	102,086	4,976,693
W.W. Grainger, Inc.	20,050	5,180,318
		10,157,011

Trucking–0.21%

Ryder System, Inc.	64,135	5,566,277
Total Common Stocks & Other Equity Interests (Cost $1,510,238,307)		2,572,010,696

Money Market Funds–1.54%

Liquid Assets Portfolio –Institutional Class (e)	20,253,411	20,253,411
Premier Portfolio –Institutional Class (e)	20,253,411	20,253,411
Total Money Market Funds (Cost $40,506,822)		40,506,822
TOTAL INVESTMENTS–99.29% (Cost $1,550,745,129)		2,612,517,518
OTHER ASSETS LESS LIABILITIES–0.71%		18,639,212
NET ASSETS–100.00%		$2,631,156,730

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations –(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized

Invesco Equally-Weighted S&P 500 Fund

E.	Futures Contracts –(continued)

gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,612,517,518	$--	$--	$2,612,517,518
Futures*	617,963	--	--	617,963
Total Investments	$2,613,135,481	$--	$--	$2,613,135,481

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	466	June-2014	$44,770,950	$617,963

Invesco Equally-Weighted S&P 500 Fund

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2014.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/14	Dividend Income
Invesco Ltd.	$2,960,373	$1,775,288	$(224,077)	$738,753	$14,168	$5,264,505	$89,759

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $854,792,818 and $288,872,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,038,880,782
Aggregate unrealized (depreciation) of investment securities	(9,270,502)
Net unrealized appreciation of investment securities	$1,029,610,280
Cost of investments for tax purposes is $1,582,907,238.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-EQI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.31%

Aerospace & Defense–0.73%

General Dynamics Corp.	818,587	$96,691,496

Agricultural Products–0.66%

Archer-Daniels-Midland Co.	1,952,110	87,727,823

Apparel Retail–0.69%

Abercrombie & Fitch Co. -Class A	2,407,276	91,500,561

Application Software–1.62%

Adobe Systems Inc. (b)	2,498,636	161,261,967
Citrix Systems, Inc. (b)	870,306	53,932,863
		215,194,830

Asset Management & Custody Banks–1.29%

Northern Trust Corp.	1,335,372	80,656,469
State Street Corp.	1,397,117	91,189,826
		171,846,295

Automobile Manufacturers–0.85%

General Motors Co.	3,266,047	112,939,905

Biotechnology–0.69%

Amgen Inc.	787,781	91,374,718

Building Products–0.17%

Allegion PLC	424,394	22,234,002

Cable & Satellite–2.14%

Comcast Corp. -Class A	2,819,203	147,162,397
Time Warner Cable Inc.	968,375	136,695,815
		283,858,212

Construction Machinery & Heavy Trucks–0.98%

Caterpillar Inc.	1,278,198	130,670,181

Consumer Finance–0.13%

Santander Consumer USA Holdings Inc.	874,154	17,177,126

Diversified Banks–4.68%

Bank of America Corp.	5,627,108	85,194,415
Comerica Inc.	1,748,558	83,878,327
JPMorgan Chase & Co.	6,212,163	345,209,898
Wells Fargo & Co.	2,108,538	107,071,560
		621,354,200

Diversified Chemicals–0.82%

Dow Chemical Co. (The)	2,083,848	108,610,158

Diversified Metals & Mining–0.50%

Freeport-McMoRan Copper & Gold Inc.	1,943,535	66,177,367

	Shares	Value

Electric Utilities–0.80%

Edison International	722,794	$39,854,861
Pinnacle West Capital Corp.	1,193,012	66,116,725
		105,971,586

Electronic Components–0.83%

Corning Inc.	5,194,136	110,635,097

Health Care Equipment–0.83%

Medtronic, Inc.	1,813,474	110,676,318

Hotels, Resorts & Cruise Lines–0.96%

Carnival Corp.	3,180,927	127,332,508

Household Products–0.65%

Procter & Gamble Co. (The)	1,076,311	86,955,166

Industrial Conglomerates–1.71%

General Electric Co.	8,456,933	226,561,235

Industrial Machinery–0.78%

Ingersoll-Rand PLC	1,729,632	103,466,586

Insurance Brokers–2.22%

Aon PLC	912,819	82,098,941
Marsh & McLennan Cos., Inc.	3,148,777	158,289,020
Willis Group Holdings PLC	1,314,259	55,120,022
		295,507,983

Integrated Oil & Gas–4.24%

Exxon Mobil Corp.	874,638	87,927,358
Occidental Petroleum Corp.	1,000,472	99,737,054
Royal Dutch Shell PLC -Class A (United Kingdom)	5,741,456	225,678,779
Total S.A. (France)	2,129,017	149,409,167
		562,752,358

Integrated Telecommunication Services–1.10%

Koninklijke (Royal) KPN N.V. (Netherlands)(b)	3,654,478	13,522,500
Orange S.A. (France)	1,052,659	17,600,088
Telecom Italia S.p.A. (Italy)(b)	9,703,811	12,050,922
Telefonica S.A. (Spain)	974,377	16,364,012
Verizon Communications Inc.	1,743,019	87,081,229
		146,618,751

Internet Software & Services–1.33%

eBay Inc. (b)	3,470,833	176,075,358

Investment Banking & Brokerage–2.86%

Charles Schwab Corp. (The)	4,936,907	124,459,426
Goldman Sachs Group, Inc. (The)	481,625	76,968,491
Morgan Stanley	5,798,644	178,946,154
		380,374,071

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

IT Consulting & Other Services–0.81%

Amdocs Ltd.	2,227,656	$107,194,807

Managed Health Care–2.02%

Cigna Corp.	802,266	72,027,441
UnitedHealth Group Inc.	1,050,675	83,665,250
WellPoint, Inc.	1,034,132	112,058,544
		267,751,235

Movies & Entertainment–1.72%

Time Warner Inc.	725,251	50,644,277
Viacom Inc. -Class B	2,081,729	177,633,936
		228,278,213

Multi-Utilities–0.45%

PG&E Corp.	1,299,675	59,616,092

Oil & Gas Equipment & Services–1.02%

Baker Hughes Inc.	1,925,091	135,757,417

Oil & Gas Exploration & Production–2.27%

Anadarko Petroleum Corp.	879,250	90,439,655
Apache Corp.	1,068,227	99,580,121
Canadian Natural Resources Ltd. (Canada)	2,748,780	111,893,424
		301,913,200

Other Diversified Financial Services–3.01%

Citigroup Inc.	6,822,527	324,547,610
Voya Financial, Inc.	2,091,264	74,867,251
		399,414,861

Packaged Foods & Meats–1.30%

Mondelez International Inc. -Class A	2,952,069	111,056,836
Unilever N.V. -New York Shares (Netherlands)	1,427,737	61,978,063
		173,034,899

Personal Products–1.11%

Avon Products, Inc.	10,281,728	146,925,893

Pharmaceuticals–5.09%

Bristol-Myers Squibb Co.	1,590,457	79,109,331
Eli Lilly and Co.	1,787,116	106,976,764
Merck & Co., Inc.	2,381,262	137,779,819
Novartis AG (Switzerland)	1,287,497	115,697,766
Novartis AG -ADR (Switzerland)	109,421	9,854,455
Pfizer Inc.	2,192,806	64,972,842
Sanofi (France)	503,932	53,995,507
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,136,785	107,886,275
		676,272,759

Property & Casualty Insurance–0.32%

Chubb Corp. (The)	455,271	42,185,411

Publishing–0.49%

Thomson Reuters Corp.	1,888,690	65,488,292

Railroads–0.74%
CSX Corp.	3,338,882	98,163,131

	Shares	Value

Regional Banks–2.31%

BB&T Corp.	2,114,461	$80,180,361
Fifth Third Bancorp	3,264,713	67,546,912
PNC Financial Services Group, Inc. (The)	1,858,581	158,481,202
		306,208,475

Security & Alarm Services–1.14%

ADT Corp. (The)	201,103	6,475,517
Tyco International Ltd.	3,325,825	145,139,003
		151,614,520

Semiconductor Equipment–1.26%

Applied Materials, Inc.	8,260,179	166,773,014

Semiconductors–1.06%

Broadcom Corp. -Class A	2,133,582	67,997,258
Texas Instruments Inc.	1,555,869	73,094,726
		141,091,984

Specialized Finance–0.47%

CME Group Inc. -Class A	872,721	62,835,912

Specialty Chemicals–0.42%

PPG Industries, Inc.	275,168	55,476,620

Systems Software–1.51%

Microsoft Corp.	2,323,746	95,134,161
Symantec Corp.	4,779,865	105,109,232
		200,243,393

Wireless Telecommunication Services–0.53%

Vodafone Group PLC -ADR (United Kingdom)	2,027,513	70,983,230
Total Common Stocks & Other Equity Interests (Cost $6,355,113,522)		8,407,507,249

	Principal Amount

Bonds and Notes–21.93%

Advertising–0.06%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,237,327
4.20%, 04/15/24	3,565,000	3,672,841
		7,910,168

Aerospace & Defense–0.06%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	4,355,000	4,423,982
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	3,997,068
		8,421,050

Agricultural & Farm Machinery–0.11%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,396,585

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Agricultural Products–0.04%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$3,940,000	$4,868,758

Air Freight & Logistics–0.32%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	4,310,000	4,632,827
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	8,875,000	9,635,231
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,226,173
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	24,390,000	25,533,281
		43,027,512

Airlines–0.12%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	4,169,140	4,515,700
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,466,992	5,702,756
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,345,685	2,643,294
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	3,089,541	3,321,038
		16,182,788

Airport Services–0.05%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,354,957

Application Software–0.17%

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	21,466,000	21,962,401

Asset Management & Custody Banks–0.16%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	4,260,000	4,271,072
Bank of New York Mellon Corp. (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50% (d)	5,600,000	5,278,000
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	3,975,000	4,139,421
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	7,280,000	7,319,962
		21,008,455

Automobile Manufacturers–0.22%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	7,170,000	7,194,776
1.88%, 01/11/18(c)	5,220,000	5,275,745

	Principal Amount	Value

Automobile Manufacturers–(continued)

Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	$11,500,000	$11,690,905
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,105,423
		29,266,849

Automotive Retail–0.12%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	6,415,000	6,797,206
5.75%, 05/01/20	7,393,000	8,484,409
		15,281,615

Biotechnology–0.71%

Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	4,735,000	4,950,656
4.63%, 05/15/44	13,875,000	13,910,442
Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	17,424,000	19,569,330
Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	10,648,000	11,919,105
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	6,515,000	6,567,589
Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,367,000	37,036,159
		93,953,281

Brewers–0.13%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	3,745,000	3,760,915
3.63%, 04/15/15	6,145,000	6,319,423
FBG Finance Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	6,965,000	7,285,340
		17,365,678

Broadcasting–0.41%

Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	3,000,000	2,995,123
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	52,757,000	51,240,236
		54,235,359

Cable & Satellite–0.41%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	8,410,178
5.70%, 05/15/18	4,735,000	5,481,801
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	3,145,757
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	131,346

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Sr. Unsec. Notes, 4.70%, 12/15/42(c)	$4,980,000	$4,873,405
6.25%, 06/01/18(c)	3,700,000	4,253,770
7.25%, 11/15/15	5,000,000	5,457,200
8.38%, 03/01/39(c)	655,000	922,762
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,370,000	1,445,428
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	4,215,000	4,235,043
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	3,320,000	3,828,969
5.95%, 04/01/41	3,365,000	4,114,952
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	8,454,375
		54,754,986

Casinos & Gaming–0.35%

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	31,716,000	46,126,957

Catalog Retail–0.15%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(e)	14,853,000	19,355,316

Commodity Chemicals–0.08%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	7,384,000	9,979,683

Communications Equipment–0.47%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	29,353,000	38,782,651
JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(c)(e)	19,999,000	19,911,505
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	3,010,000	3,163,444
		61,857,600

Construction Machinery & Heavy Trucks–0.06%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	4,891,000	8,051,809

Construction Materials–0.57%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	75,913,812

Data Processing & Outsourced Services–0.05%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	5,206,504
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	841,562
		6,048,066

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,245,724

	Principal Amount	Value

Diversified Banks–1.73%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	$9,000,000	$9,108,731
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	5,000,000	4,984,300
Bank of America Corp., Sr. Unsec. Global Notes, 2.60%, 01/15/19	8,220,000	8,336,700
5.75%, 12/01/17	2,825,000	3,203,724
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,512,555
5.00%, 01/21/44	2,905,000	3,079,975
6.88%, 04/25/18	9,445,000	11,182,296
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,877,892
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	2,535,000	2,577,004
6.75%, 05/22/19	8,500,000	10,312,754
Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	5,481,937
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	6,875,000	6,944,254
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,727,916
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,944,621
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,852,404
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	8,540,000	9,226,960
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	995,129
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 4.25%, 03/14/24	2,165,000	2,231,656
JPMorgan Chase & Co, Series S, Jr. Unsec. Sub. Notes, 6.75% (d)	5,885,000	6,370,513
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,259,794
Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,498,155
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,607,668
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,337,732
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	5,010,000	5,210,862

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	$3,390,000	$3,475,713
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	4,495,000	5,055,344
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(c)	880,000	893,472
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	9,100,000	10,174,021
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	3,200,000	3,252,739
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	7,365,000	7,563,771
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	4,190,000	4,312,799
5.50%, 11/18/14(c)	1,140,000	1,165,264
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	6,395,000	6,825,456
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,410,002
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,066,809
3.63%, 04/15/15	750,000	771,152
Unsec. Sub. Global Notes, 4.13%, 08/15/23	11,753,000	12,168,406
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	4,515,000	4,554,178
		229,554,658

Diversified Capital Markets–0.08%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	6,536,000	7,276,365
UBS AG (Switzerland), Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	852,155
Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,777,775
		10,906,295

Diversified Chemicals–0.03%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	3,998,374

Diversified Metals & Mining–0.42%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.13%, 04/15/21(c)	5,205,000	5,282,495
9.38%, 04/08/19(c)	3,185,000	4,108,051
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,969,563

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Glencore Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	$4,700,000	$4,764,816
2.70%, 10/25/17(c)	4,700,000	4,821,123
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 3.13%, 04/29/19(c)	10,535,000	10,659,698
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	2,175,000	2,844,878
9.00%, 05/01/19	5,240,000	6,899,322
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	7,260,000	6,723,554
5.38%, 04/16/20	1,170,000	1,303,882
6.75%, 04/16/40	1,695,000	1,834,902
		55,212,284

Diversified REIT’s–0.11%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	12,535,000	14,088,274

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,774,699

Drug Retail–0.08%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,481,760	10,791,437

Electric Utilities–0.28%

Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	6,220,000	6,342,983
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(d)	8,670,000	9,036,307
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,397,855
4.88%, 01/22/44(c)	9,110,000	9,611,283
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(c)	600,000	606,284
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	2,175,000	2,192,568
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,616,353
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,235,639
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	467,556
		37,506,828

Electrical Components & Equipment–0.06%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,334,182

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	4,150,000	3,838,758

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Food Retail–0.10%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	$12,870,000	$13,186,666

General Merchandise Stores–0.07%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	9,904,760

Gold–0.16%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	4,000,000	3,992,165
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	10,422,000	9,484,020
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	8,159,468
		21,635,653

Health Care Distributors–0.16%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	9,400,000	9,432,978
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	11,085,000	11,165,121
		20,598,099

Health Care Equipment–0.65%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	6,825,000	6,896,290
4.88%, 05/15/44	7,465,000	7,483,648
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,233,095
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	5,720,000	5,525,742
4.63%, 03/15/44	11,495,000	12,109,911
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	15,411,605
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	32,517,000	31,419,551
		86,079,842

Health Care Facilities–0.53%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	33,984,647
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(e)	33,605,000	36,461,425
		70,446,072

Health Care REIT’s–0.21%

HCP, Inc., Sr. Unsec. Global Notes, 4.20%, 03/01/24	4,690,000	4,876,884
Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	5,990,000	6,340,272
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,888,938
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,435,297

	Principal Amount	Value

Health Care REIT’s–(continued)

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	$4,710,000	$4,719,041
4.25%, 03/01/22	2,635,000	2,810,583
		28,071,015

Health Care Services–0.69%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,974,342
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,629,168
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	29,270,000	46,758,825
Sr. Unsec. Sub. Gtd. Conv. Notes, 3.50%, 02/15/44	18,351,000	20,151,692
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	16,126,000	17,234,663
		91,748,690

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	9,256,391

Hotels, Resorts & Cruise Lines–0.08%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,275,767
5.63%, 03/01/21	8,170,000	9,085,781
		10,361,548

Housewares & Specialties–0.10%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	13,061,305

Hypermarkets & Super Centers–0.03%

Wal-Mart Stores, Inc., Sr. Unsec. Global Bonds, 3.30%, 04/22/24	3,610,000	3,642,373
Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	964,983
		4,607,356

Industrial Conglomerates–0.15%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	8,500,000	10,087,969
Series C, Jr. Unsec. Sub. Global Bonds, 5.25% (d)	9,400,000	9,541,000
		19,628,969

Industrial Machinery–0.07%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,803,904

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	4,171,911

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Integrated Oil & Gas–0.31%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	$9,645,000	$9,754,615
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	5,275,000	5,327,587
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,843,021
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	6,505,000	5,874,243
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,024,724
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	8,165,000	8,621,916
5.50%, 02/15/20	5,405,000	6,142,772
		41,588,878

Integrated Telecommunication Services–0.58%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	92,106
AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	2,077,000	2,279,522
6.15%, 09/15/34	3,675,000	4,319,070
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	5,420,000	5,442,202
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,725,937
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	3,575,000	3,724,682
5.15%, 09/15/23	13,405,000	15,100,855
6.40%, 09/15/33	18,470,000	22,799,240
6.40%, 02/15/38	3,500,000	4,282,081
6.55%, 09/15/43	12,000,000	15,150,980
		76,916,675

Internet Software & Services–0.12%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	6,700,000	6,930,461
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(c)	9,435,000	9,667,667
		16,598,128

Investment Banking & Brokerage–1.87%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,758,580
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	5,510,000	6,208,250
6.15%, 04/01/18	10,325,000	11,889,245

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Sr. Unsec. Medium-Term Global Notes, 3.70%,08/01/15	$1,350,000	$1,396,518
Unsec. Global Notes, 2.63%, 01/31/19	5,200,000	5,266,001
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,514,434
Series C, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(g)	61,461,000	75,939,982
1.00%, 09/28/20(c)(f)	59,890,000	61,960,996
Jefferies Group LLC, Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(e)	10,572,000	11,364,900
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,675,816
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	2,725,000	3,087,894
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	5,560,000	5,867,585
6.38%, 07/24/42	8,140,000	10,279,063
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,370,713
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,238,086
5.75%, 01/25/21	3,135,000	3,634,536
Series F, Sr. Unsec. Notes, 3.88%, 04/29/24	7,450,000	7,533,499
		248,986,098

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	124,415

Life & Health Insurance–0.30%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,263,124
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	4,505,000	4,707,380
MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,565,000	4,007,980
Series D, Sr. Unsec. Notes, 4.37%, 09/15/23	6,408,000	6,916,778
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,959,279
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,427,098
Series D, Sr. Unsec Medium- Term Notes, 3.88%, 01/14/15	950,000	970,498
4.75%, 09/17/15	5,030,000	5,299,858
6.63%, 12/01/37	3,475,000	4,551,764
7.38%, 06/15/19	1,020,000	1,270,401
		39,374,160

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Managed Health Care–0.66%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$9,990,000	$10,825,734
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	5,805,000	5,747,073
Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	45,576,000	70,984,620
		87,557,427

Movies & Entertainment–0.06%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	4,582,000	4,765,280
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	2,967,998
		7,733,278

Multi-Utilities–0.03%

Enable Midstream Partners L.P., Sr. Unsec. Notes, 2.40%, 05/15/19(c)	4,395,000	4,408,521

Office REIT’s–0.10%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,375,648
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	1,650,000	1,638,853
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	6,115,000	6,261,728
		13,276,229

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	5,065,000	5,236,640

Oil & Gas Drilling–0.10%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,178,234
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	11,390,000	12,109,095
		13,287,329

Oil & Gas Equipment & Services–0.11%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	11,911,000	15,223,747

Oil & Gas Exploration & Production–0.71%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	41,457,000	38,762,295
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	8,755,369
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	8,010,828
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	7,500,000	7,941,116
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	31,334,622
		94,804,230

	Principal Amount	Value

Oil & Gas Refining & Marketing–0.04%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	$4,760,000	$4,814,771

Oil & Gas Storage & Transportation–0.31%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,306,262
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	703,592
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,285,656
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,431,652
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,846,337
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,025,638
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	9,710,000	10,607,895
Williams Partners L.P., Sr. Unsec. Global Notes, 5.40%, 03/04/44	9,000,000	9,642,500
		41,849,532

Other Diversified Financial Services–0.34%

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,669,561
6.13%, 11/21/17	11,440,000	13,092,818
8.50%, 05/22/19	2,385,000	3,056,666
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,039,181
Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,850,748
5.30%, 05/06/44	2,765,000	2,834,556
6.68%, 09/13/43	8,000,000	9,785,433
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	8,380,000	8,938,299
		45,267,262

Packaged Foods & Meats–0.01%

Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	1,476,000	1,877,759

Paper Packaging–0.09%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,775,000	12,586,727

Paper Products–0.03%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,434,443

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	1,610,000	1,635,864

Pharmaceuticals–0.73%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	18,095,000	18,264,695

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	$10,574,000	$11,115,918
Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	12,800,000	13,268,799
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	3,945,000	3,965,824
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	25,242,000	46,461,056
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	4,259,765
		97,336,057

Property & Casualty Insurance–0.19%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,766,484
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	527,307
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,379,233
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	1,912,000	2,435,410
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	6,876,269
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,390,030
		25,374,733

Railroads–0.22%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	19,380,000	21,554,702
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,928,908
Union Pacific Corp., Sr. Unsec. Notes, 4.85%, 06/15/44	5,560,000	6,194,833
		29,678,443

Regional Banks–0.12%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	8,845,000	10,523,533
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,060,655
		16,584,188

Reinsurance–0.06%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	8,080,859

Retail REIT’s–0.05%

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	5,290,000	6,296,606

	Principal Amount	Value

Semiconductor Equipment–0.56%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	$33,039,000	$44,086,415
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	15,729,000	29,816,286
		73,902,701

Semiconductors–0.64%

Micron Technology Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(e)	31,699,000	37,523,691
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	42,110,000	48,005,400
		85,529,091

Soft Drinks–0.09%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	11,445,000	11,768,885

Sovereign Debt–0.15%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	18,460,842
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,019,188
		20,480,030

Specialized Finance–0.09%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	9,185,000	9,683,592
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,592,353
		12,275,945

Specialized REIT’s–0.30%

American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	7,235,000	7,566,269
4.63%, 04/01/15	2,425,000	2,505,451
5.00%, 02/15/24	5,500,000	5,985,150
Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	5,036,884
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	5,295,000	5,392,280
6.11%, 01/15/20(c)	6,300,000	7,418,250
EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	6,060,000	6,346,484
		40,250,768

Steel–0.45%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,913,862
Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	9,049,219
6.13%, 06/01/18	390,000	429,000
7.25%, 03/01/41	2,225,000	2,330,688

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Steel–(continued)

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	$24,343,000	$28,785,597
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	343,706
5.63%, 09/15/19	4,655,000	5,284,345
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,987,945
		59,124,362

Systems Software–0.18%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	23,004,000	23,794,762

Technology Hardware, Storage & Peripherals–0.69%

Apple Inc., Sr. Unsec. Global Notes, 3.45%, 05/06/24	3,055,000	3,097,798
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,683,317
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	55,749,000	68,222,839
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	14,250,000	14,196,562
		91,200,516

Thrifts & Mortgage Finance–0.44%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	$6,962,000	$9,877,338
5.00%, 05/01/17	24,396,000	28,131,637
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,063,000	6,020,858
3.00%, 11/15/17	10,019,000	14,345,956
		58,375,789

Tobacco–0.13%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	747,220
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	3,940,000	4,061,660
4.88%, 11/15/43	11,740,000	12,698,041
		17,506,921

Trucking–0.09%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,643,656
Ryder System, Inc., Sr. Unsec. Medium- Term Notes, 3.15%, 03/02/15	4,030,000	4,110,727
		11,754,383

Wireless Telecommunication Services–0.13%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	6,178,668
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,590,234

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	$6,080,000	$5,960,075
		16,728,977
Total Bonds and Notes (Cost $2,576,861,252)		2,912,763,508

U.S. Treasury Securities–5.84%

U.S. Treasury Bills–0.02%

0.04%, 11/13/14(h)(i)	2,280,000	2,279,532

U.S. Treasury Bonds–0.02%

3.63%, 02/15/44	2,822,000	2,987,600

U.S. Treasury Notes–5.80%

2.63%, 07/31/14	95,125,000	95,527,094
2.38%, 10/31/14	206,415,000	208,386,677
2.13%, 11/30/14	77,385,000	78,172,874
2.25%, 01/31/15	19,650,000	19,933,129
2.50%, 03/31/15	495,000	504,843
2.13%, 05/31/15	4,445,000	4,533,430
2.00%, 04/30/16	17,445,000	17,997,301
1.75%, 05/31/16	950,000	975,900
0.38%, 04/30/16	21,000,000	21,015,124
0.88%, 04/30/17	2,000,000	2,006,153
0.88%, 05/15/17	73,025,000	73,238,371
0.63%, 05/31/17	4,410,000	4,386,370
1.25%, 01/31/19	23,000,000	22,801,322
1.63%, 04/30/19	122,832,000	123,460,680
3.63%, 08/15/19	58,350,000	64,320,322
3.38%, 11/15/19	10,000,000	10,904,490
2.50%, 05/15/24	22,430,000	22,487,498
		770,651,578
Total U.S. Treasury Securities (Cost $771,017,841)		775,918,710

	Shares

Preferred Stocks–1.03%

Asset Management & Custody Banks–0.17%

AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	233,000	14,475,125
State Street Corp., Series D, 5.90% Pfd.	300,000	7,845,750
		22,320,875

Diversified Banks–0.09%

Wells Fargo & Co., 5.85% Pfd.	476,600	12,401,132

Oil & Gas Storage & Transportation–0.35%

El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Sub. Gtd. Conv. Pfd.	875,900	46,440,218

Regional Banks–0.42%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,202,417
Total Preferred Stocks (Cost $105,145,663)		136,364,642

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.92%

Federal Home Loan Mortgage Corp. (FHLMC)–0.54%

Unsec. Global Notes, 3.00%, 07/28/14	$23,700,000	$23,808,640
6.75%, 03/15/31	7,000,000	10,036,124
Unsec. Global Notes, 4.88%, 06/13/18	33,680,000	38,465,519
		72,310,283

Federal National Mortgage Association (FNMA)–0.38%

Unsec. Global Notes, 6.63%, 11/15/30	6,315,000	8,915,154
4.38%, 10/15/15	38,850,000	41,040,527
		49,955,681
Total U.S. Government Sponsored Agency Securities (Cost $121,202,705)		122,265,964

Municipal Obligations–0.10%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	4,980,000	5,969,626
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	2,600,000	3,132,038
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	3,977,022
Total Municipal Obligations (Cost $11,090,528)		13,078,686

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/29	2	2
5.50%, 02/01/37	129	144
		146

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/18 to 07/01/32	66,121	71,362
5.50%, 03/01/21	147	161
8.00%, 08/01/21	4,026	4,331
		75,854

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	37,693	41,080
7.50%, 12/20/30	2,536	3,085
		44,165
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $114,317)		120,165

	Shares	Value

Money Market Funds–6.29%

Liquid Assets Portfolio –Institutional Class (j)	417,707,825	$417,707,825
Premier Portfolio –Institutional Class (j)	417,707,825	417,707,825
Total Money Market Funds (Cost $835,415,650)		835,415,650
TOTAL INVESTMENTS–99.42% (Cost $10,775,961,478)		13,203,434,574
OTHER ASSETS LESS LIABILITIES–0.58%		77,146,887
NET ASSETS–100.00%		$13,280,581,461

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $798,614,892, which represented 6.01% of the Fund’s Net Assets.
(d)	Perpetual bond with no specified maturity date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Exchangeable for a basket of five common shares.
(g)	Exchangeable for a basket of four common stocks and one ordinary Share.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts

Invesco Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equity and Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended May 31, 2014, there were transfers from Level 1 to Level 2 of $0 and from Level 2 to Level 1 of $404,738,957, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,157,386,881	$221,900,660	$ —	$9,379,287,541
U.S. Treasury Securities	—	775,918,710	—	775,918,710
Corporate Debt Securities	—	2,892,283,478	—	2,892,283,478
U.S. Government Sponsored Securities	—	122,386,129	—	122,386,129
Municipal Obligations	—	13,078,686	—	13,078,686
Foreign Sovereign Debt Securities	—	20,480,030	—	20,480,030
	$9,157,386,881	$4,046,047,693	$ —	$13,203,434,574
Forward Foreign Currency Contracts*	—	1,136,059	—	1,136,059
Futures*	176,058	—	—	176,058
Total Investments	$9,157,562,939	$4,047,183,752	$ —	$13,204,746,691

* Unrealized appreciation.

Invesco Equity and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
6/27/2014	Bank of New York Co., Inc. (The)	CAD	70,502,556	USD	64,603,009	$64,986,486	$(383,477)
6/27/2014	State Street Bank and Trust Co.	CAD	70,915,143	USD	64,975,118	65,366,792	(391,674)
6/27/2014	Bank of New York Co., Inc. (The)	CHF	41,692,767	USD	46,732,388	46,573,725	158,663
6/27/2014	State Street Bank and Trust Co.	CHF	41,818,263	USD	46,872,265	46,713,912	158,353
6/27/2014	Bank of New York Co., Inc. (The)	EUR	84,591,016	USD	115,794,104	115,304,288	489,816
6/27/2014	State Street Bank and Trust Co.	EUR	84,779,828	USD	116,057,226	115,561,654	495,572
6/27/2014	Bank of New York Co., Inc. (The)	GBP	66,988,591	USD	112,782,662	112,265,769	516,893
6/27/2014	State Street Bank and Trust Co.	GBP	67,345,496	USD	113,377,826	112,863,904	513,922
6/27/2014	Bank of New York Co., Inc. (The)	ILS	139,255,137	USD	39,880,388	40,074,651	(194,263)
6/27/2014	State Street Bank and Trust Co.	ILS	139,284,435	USD	39,855,336	40,083,082	(227,746)
Total open forward foreign currency contracts - Currency Risk							$1,136,059

Currency Abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound Sterling

ILS — Israeli Shekel

USD — U.S. Dollar

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 year Notes	Short	729	September-2014	$ (87,303,446)	$(7,256)
U.S. Treasury 10 year Notes	Short	1080	September-2014	(135,556,875)	183,314
Total Futures Contracts – Interest Rate Risk					$176,058

Invesco Equity and Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $3,329,993,523 and $3,428,767,739, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,960,629,946 and $2,028,438,183, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,514,047,913
Aggregate unrealized (depreciation) of investment securities	(134,252,891)
Net unrealized appreciation of investment securities	$2,379,795,022
Cost of investments for tax purposes is $10,823,639,552.

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	FLR-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–89.49%(a)(b)

Aerospace & Defense–1.70%

Aveos Fleet Performance Inc. (Canada), Second Lien Term Loan (Acquired 03/12/10-12/30/11; Cost $409,566) (c)	0.00%	03/12/15	$413	$20,628
Booz Allen Hamilton Inc., Term Loan B	3.75%	07/31/19	4,815	4,841,335
Camp Systems International Inc.,
First Lien Term Loan	4.75%	05/31/19	3,927	3,949,174
Second Lien Term Loan (Acquired 12/05/13; Cost $258,472)	8.25%	11/30/19	258	264,928
Consolidated Aerospace Manufacturing, LLC, Term Loan (Acquired 02/28/14; Cost $2,092,196)	5.00%	03/27/20	2,103	2,102,517
DAE Aviation Holdings, Inc.,
Term Loan B-1	5.00%	11/02/18	4,010	4,065,468
Term Loan B-2	5.00%	11/02/18	1,432	1,451,281
DynCorp International Inc., Term Loan	6.25%	07/07/16	313	314,823
IAP Worldwide Services,
First Lien Term Loan (Acquired 10/25/10-09/05/12; Cost $3,888,020)	0.00%	12/31/15	3,960	1,194,707
Second Lien Term Loan (e)	—	06/30/16	2,369	47,384
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19	275	275,990
First Lien Term Loan	4.75%	10/25/19	4,081	4,090,945
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	2,349	2,315,372
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,888	1,891,891
Sequa Corp., Term Loan	5.25%	06/19/17	4,863	4,820,403
Transdigm Inc., Term Loan C	3.75%	02/28/20	13,480	13,424,621
Wesco Aircraft Hardware Corp., Term Loan B	3.25%	02/26/21	1,178	1,174,325
				46,245,792

Air Transport–0.70%

American Airlines, Inc., Term Loan B	3.75%	06/27/19	5,297	5,312,007
Delta Air Lines, Inc.,
Revolver Loan (f)	0.00%	04/20/16	7,785	7,570,941
Revolver Loan (f)	0.00%	10/18/17	1,145	1,099,063
Term Loan B-1	3.50%	10/18/18	4,987	4,982,847
				18,964,858

Automotive–4.06%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,510	1,519,447
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	3,030	3,045,090
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12-06/24/13; Cost $1,291,790)	5.00%	04/27/18	1,293	1,297,819
Second Lien Term Loan	10.50%	04/29/19	463	467,361
Second Lien Term Loan	10.50%	04/29/19	1,413	1,427,344
Term Loan B-1 (Acquired 05/03/12-06/24/13; Cost $1,631,659)	5.00%	04/27/18	1,631	1,637,501
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	4,689	4,703,627
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,508	2,517,217
Dexter Axle Company, Term Loan	4.50%	02/28/20	3,352	3,335,353
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	35,201	35,137,752
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,569	2,584,949
KAR Auction Services, Inc., Term Loan B-2	3.50%	03/11/21	5,623	5,609,361
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	3,921	3,940,810
Metaldyne, LLC, Term Loan	4.25%	12/18/18	4,658	4,671,802
Pinafore, LLC, Term Loan B-2	3.75%	09/29/16	43	42,640
Schaeffler AG (Germany), Term Loan E (e)	—	05/15/20	12,307	12,389,016
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/28/19	12,924	13,016,529
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	6,885	6,873,329

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	$4,645	$4,644,729
Second Lien Term Loan	10.00%	10/09/19	1,654	1,649,482
				110,511,158

Beverage and Tobacco–0.17%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	4,515	4,571,196

Building & Development–2.28%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,677	4,667,626
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	3,668	3,750,768
Term Loan B-1	4.00%	04/10/19	4,055	4,074,646
CBRE Services, Inc., Term Loan B	2.90%	03/29/21	1,338	1,334,766
HD Supply, Inc., Term Loan	4.00%	06/28/18	3,917	3,921,950
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Term Loan (g)	4.65%	02/28/17	138	49,770
PIK Exit Revolver Term Loan (f)(g)	0.00%	02/28/17	11	3,886
Ply Gem Industries, Inc., Term Loan	4.00%	02/01/21	1,226	1,216,430
Quikrete Holdings, Inc.,
First Lien Term Loan	4.00%	09/28/20	10,363	10,373,962
Second Lien Term Loan	7.00%	03/26/21	1,651	1,694,840
Re/Max International, Inc., Term Loan	4.00%	07/31/20	3,888	3,890,845
Realogy Corp.,
Synthetic LOC (Acquired 11/18/11-08/08/12; Cost $1,633)	4.40%	10/10/16	1	627
Term Loan B	3.75%	03/05/20	24,327	24,376,355
United Subcontractors, Inc., Term Loan (Acquired 02/15/06-03/31/14; Cost $1,386,725)	4.24%	06/30/15	129	125,439
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,300	1,301,861
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,138	1,147,317
				61,931,088

Business Equipment & Services–9.64%

4L Holdings, LLC, Term Loan	5.50%	05/08/20	7,615	7,631,292
Accelya International S.A. (Luxembourg),
Term Loan A-1	5.08%	03/06/20	2,716	2,719,788
Term Loan A-2	5.08%	03/06/20	939	939,983
Advantage Sales & Marketing Inc.,
First Lien Term Loan	4.25%	12/17/17	1,696	1,701,652
Second Lien Term Loan	8.25%	06/17/18	273	274,695
Asurion Corp.,
Incremental Term Loan B-1	5.00%	05/24/19	26,226	26,351,059
Incremental Term Loan B-2	4.25%	07/08/20	22,387	22,321,972
Second Lien Term Loan	8.50%	03/03/21	29,705	30,584,199
AVSC Holding Corp., First Lien Term Loan	4.50%	01/24/21	6,133	6,145,680
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/20	1,709	1,704,380
Second Lien Term Loan	7.50%	12/17/21	1,110	1,133,355
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	228	228,631
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	5,764	5,844,818
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22	3,962	3,956,610
Term Loan B	4.50%	04/09/21	6,681	6,697,647
Connolly, LLC,
First Lien Term Loan	5.00%	05/14/21	6,313	6,380,535
Second Lien Term Loan	8.00%	05/14/22	3,931	3,984,853
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	4,824	4,789,642
Second Lien Term Loan	8.75%	12/21/20	576	574,990
Emdeon Inc., Term Loan B-2	3.75%	11/02/18	1,643	1,645,533

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	$10,359	$10,022,507
First Data Corp.,
Term Loan	4.15%	03/24/18	35,852	35,919,117
Term Loan	4.15%	09/24/18	390	391,096
Term Loan	4.15%	03/24/21	373	373,597
Genesys Telecom Holdings, U.S., Inc.,
Term Loan	4.00%	02/07/20	795	793,329
Term Loan 2	4.50%	11/13/20	3,468	3,484,993
Information Resources, Inc., Term Loan	4.75%	09/30/20	3,816	3,826,008
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22	306	304,270
Term Loan	4.25%	01/27/21	2,461	2,448,028
Koosharem LLC, First Lien Term Loan (e)	—	06/30/14	149	131,316
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	10,447	10,496,219
Second Lien Term Loan	9.75%	04/30/20	1,711	1,784,195
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	2,672	2,715,804
Nuance Communications, Inc., Term Loan C	2.90%	08/07/19	6,137	6,071,360
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	3,700	3,709,301
Servicemaster Company, The,
Synthetic LOC	4.51%	01/31/17	3,750	3,726,563
Term Loan B	4.40%	01/31/17	2,989	2,996,807
Term Loan C	4.25%	01/31/17	4,056	4,060,628
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	5,156	5,191,915
Second Lien Term Loan	8.75%	04/30/19	355	360,468
SunGard Data Systems Inc.,
Term Loan C	3.90%	02/28/17	791	793,241
Term Loan E	4.00%	03/08/20	6,124	6,147,164
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	2,791	2,808,771
Second Lien Term Loan	9.00%	08/14/20	262	264,438
Trans Union, LLC, Term Loan	4.00%	04/09/21	14,685	14,664,684
Wash MultiFamily Laundry Systems, LLC, Term Loan (Acquired 02/14/13; Cost $1,594,326)	4.50%	02/21/19	1,589	1,589,000
West Corp., Revolver Loan (f)	0.00%	01/15/16	1,748	1,695,387
				262,381,520

Cable & Satellite Television–3.57%

Cequel Communications, LLC, Term Loan	3.50%	02/14/19	4,221	4,222,451
CSC Holdings, LLC, Term Loan B	2.65%	04/17/20	9,650	9,566,730
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	9,998	10,097,669
MCC Iowa,
Term Loan D-1	1.88%	01/31/15	1,407	1,407,986
Term Loan D-2	1.88%	01/31/15	195	194,734
Term Loan G	4.00%	01/20/20	992	993,272
Term Loan H	3.25%	01/29/21	3,285	3,259,095
Mediacom Illinois LLC, Term Loan E	3.13%	10/23/17	1,938	1,943,909
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	5,498	5,442,174
UPC Financing Partnership, Term Loan AH	3.25%	06/30/21	6,419	6,379,334
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/05/20	13,381	13,292,131
WaveDivision Holdings, LLC, Term Loan	4.00%	10/15/19	1,861	1,865,706
WideOpenWest Finance, LLC,
Term Loan B	4.75%	04/01/19	8,008	8,061,537
Term Loan B-1	3.75%	07/17/17	4,834	4,843,557
Ziggo B.V. (Netherlands),
Term Loan B-1	3.25%	01/15/22	9,631	9,505,497
Term Loan B-2	3.25%	01/15/22	6,206	6,125,522

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cable & Satellite Television–(continued)

Term Loan B-3 (e)	—	01/15/22	$10,207	$10,074,295
				97,275,599

Chemicals & Plastics–3.99%

Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	338	348,388
Term Loan B-1	4.50%	10/03/19	2,791	2,802,803
Term Loan B-2	4.50%	10/03/19	1,448	1,454,240
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	12,700	12,742,219
Second Lien Term Loan	8.25%	11/30/20	1,038	1,053,265
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	4,411	4,389,375
Aster 1 SA (Germany),
Term Loan B-5	5.58%	12/31/16	721	723,584
Term Loan C-5	5.58%	12/30/16	738	740,902
Term Loan D-2 (e)	—	06/29/18	4,096	4,117,684
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/19	2,178	2,179,101
Second Lien Term Loan (Acquired 11/20/13; Cost $811,261)	8.25%	05/30/20	815	823,244
DuPont Performance Coatings, Inc., Term Loan B	4.00%	02/01/20	10,003	10,013,105
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $1,148,993)	6.75%	05/18/18	1,157	1,165,340
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	5,569	5,582,649
Huntsman International LLC, Term Loan (e)	—	10/15/20	18,700	18,781,443
Ineos US Finance LLC, Term Loan	3.75%	05/04/18	13,979	13,915,897
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20	1,932	1,954,801
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	2,876	2,878,514
Momentive Performance Materials Inc., DIP Term Loan	4.00%	04/15/15	892	894,875
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	3,689	3,697,893
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,032	1,033,304
Oxea Finance LLC,
First Lien Term Loan B-2 (Acquired 06/18/13; Cost $4,595,177)	4.25%	01/15/20	4,598	4,606,950
Second Lien Term Loan	8.25%	07/15/20	1,557	1,577,624
Phillips Plastics Corp., Term Loan (Acquired 12/09/11-12/14/11; Cost $728,242)	4.75%	02/12/17	732	731,760
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,626	1,625,215
Univar Inc., Term Loan B	5.00%	06/30/17	3,958	3,970,382
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	642	653,492
Term Loan	4.50%	06/05/20	2,332	2,339,747
Term Loan	4.50%	06/07/20	1,711	1,716,570
				108,514,366

Clothing & Textiles–0.18%

ABG Intermediate Holdings 2 LLC,
First Lien Term Loan (e)	—	05/27/21	3,380	3,371,352
Second Lien Term Loan (e)	—	05/27/22	1,605	1,605,232
				4,976,584

Conglomerates–0.49%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/31/20	4,838	4,850,386
Term Loan B-2	4.25%	08/28/20	478	479,254
Term Loan B-3	4.25%	08/28/20	1,462	1,465,910
Epiq Systems, Inc., Term Loan (Acquired 08/23/13-11/06/13; Cost $4,384,867)	4.25%	08/27/20	4,417	4,427,793
Polymer Group, Inc., Term Loan	5.25%	12/19/19	2,197	2,213,297
				13,436,640

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–1.80%

Ardagh Glass Finance PLC,
Term Loan	4.00%	12/17/19	$3,466	$3,468,440
Term Loan	4.25%	12/17/19	1,419	1,423,976
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	4,322	4,362,055
Second Lien Term Loan	8.75%	04/02/20	845	859,734
Berry Plastics Group, Inc.,
Term Loan D	3.50%	02/08/20	14,635	14,530,007
Term Loan E	3.75%	01/06/21	2,665	2,657,309
BWAY Holding Co., Term Loan	4.50%	08/07/17	3,383	3,396,801
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,368	1,371,292
Devix US, Inc.,
First Lien Term Loan B	4.25%	05/02/21	1,871	1,888,211
Second Lien Term Loan (e)	—	05/02/22	1,248	1,251,664
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	3,430	3,483,180
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20	3,719	3,723,648
Second Lien Term Loan	10.00%	05/09/21	786	790,092
Libbey Glass Inc., Term Loan	3.75%	04/09/21	24	23,821
Pertus Sechzehnte GmbH (Germany),
Term Loan B2A	4.53%	12/14/16	500	501,193
Term Loan C2A	4.78%	06/14/17	500	501,193
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	552	555,797
Second Lien Term Loan	8.50%	04/23/20	650	662,853
Reynolds Group Holdings Inc., Incremental Term Loan	4.00%	12/01/18	1,627	1,630,881
TricorBraun Inc., Term Loan	4.00%	05/03/18	1,918	1,922,762
				49,004,909

Cosmetics & Toiletries–0.41%

Nice-Pak Products, Inc., Term Loan	8.00%	06/18/14	486	474,172
Revlon Consumer Products Corp.,
Term Loan	4.00%	08/19/19	6,417	6,427,831
Term Loan	3.25%	11/20/17	1,208	1,210,718
Vogue International Inc., Term Loan B	5.25%	02/14/20	3,133	3,152,949
				11,265,670

Drugs–3.36%

BPA Laboratories, Inc.,
First Lien Term Loan	2.73%	04/29/20	1,202	1,090,965
Second Lien Term Loan	2.73%	04/29/20	1,045	857,131
Catalent Pharma Solutions Inc., Term Loan (e)	—	05/20/21	4,701	4,729,908
Endo Pharmaceuticals Holdings Inc., Term Loan B	3.25%	02/28/21	458	455,707
Grifols Worldwide Operations USA, Inc., Term Loan B	3.15%	02/27/21	28,684	28,601,020
Ikaria, Inc.,
First Lien Term Loan	5.00%	02/12/21	2,873	2,888,783
Second Lien Term Loan	8.75%	02/14/22	306	311,022
Millennium Laboratories, Inc., Term Loan B	5.25%	04/16/21	19,639	19,798,212
Quintiles Transnational Corp., Term Loan B-3	3.75%	06/08/18	5,431	5,437,936
Salix Pharmaceuticals, Ltd., Term Loan	4.25%	01/02/20	807	812,597
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2 Term Loan B	3.75%	12/11/19	11,145	11,132,089
Series E-1 Term Loan B	3.75%	08/05/20	15,215	15,214,206
				91,329,576

Ecological Services & Equipment–0.08%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	1,261	1,256,455

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ecological Services & Equipment–(continued)

WCA Waste Corp., Term Loan	4.00%	03/23/18	$941	$940,403
				2,196,858

Electronics & Electrical–5.54%

Aeroflex Inc., Term Loan B-1	4.50%	11/11/19	5,996	6,018,472
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	11,733	11,817,283
Blue Coat Systems, Inc., Term Loan	4.00%	05/31/19	1,026	1,027,935
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	2,651	2,662,906
DEI Sales, Inc., Term Loan	5.75%	07/13/17	1,956	1,935,490
Dell International LLC, Term Loan C	3.75%	10/29/18	18,970	18,940,566
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	10,256	10,286,031
Entegris, Inc., Term Loan B	3.50%	04/30/21	1,550	1,544,668
FIDJI Luxembourg (BC4) S.A R.L (Luxembourg), Term Loan	6.25%	12/24/20	3,487	3,515,010
Freescale Semiconductor, Inc.,
Term Loan B-4	4.25%	02/28/20	18,022	18,082,323
Term Loan B-5	5.00%	01/15/21	12,464	12,547,565
Infor (US), Inc.,
Term Loan B-3	3.75%	06/03/20	10,559	10,494,770
Term Loan B-5	3.75%	06/03/20	1,761	1,750,134
Microsemi Corp., Term Loan	3.51%	02/19/20	1,498	1,495,847
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	2,760	2,770,047
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,890	1,902,294
Omnitracs, Inc., Term Loan	4.75%	11/25/20	4,636	4,672,368
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18	14,850	14,856,781
Second Lien Term Loan	11.25%	12/20/19	602	605,239
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan	4.50%	11/30/19	3,400	3,421,829
Term Loan B-2A-II	5.25%	11/29/19	1,486	1,499,508
Term Loan C-2	4.75%	11/29/19	915	922,390
SkillSoft Corp.,
Second Lien Term Loan	7.75%	04/28/22	2,784	2,766,468
Term Loan	4.50%	04/28/21	9,240	9,260,321
Sybil Software LLC, Term Loan	5.00%	03/20/20	4,110	4,119,443
Verint Systems Inc., Incremental Term Loan B	3.50%	09/06/19	1,820	1,817,708
				150,733,396

Equipment Leasing–0.25%

Delos Finance S.a.r.l., Term Loan	3.50%	03/06/21	4,094	4,099,369
Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,738	2,741,608
				6,840,977

Financial Intermediaries–2.50%

Bankruptcy Management Solutions, Inc., Term Loan B (Acquired 06/27/13; Cost $21,150)	7.00%	06/27/18	23	19,753
GEO Group, Inc., Term Loan	3.25%	04/03/20	498	498,692
Intertrust Group Holding B.V. (Netherlands),
Second Lien Term Loan 2	8.00%	04/16/22	3,172	3,187,502
Term Loan B-5	4.42%	04/16/21	1,746	1,752,582
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,936,442
MIP Delaware, LLC, Term Loan B-1	4.00%	03/09/20	930	934,447
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	13,315	13,140,568
Nuveen Investments, Inc., First Lien Term Loan B	4.15%	05/15/17	29,700	29,802,068
RJO Holdings Corp., Term Loan (Acquired 02/08/11; Cost $1,490,021)	6.90%	12/10/15	1,627	1,537,473
SAM Finance Lux S.a.r.l (Luxembourg), Term Loan	4.25%	12/17/20	4,539	4,561,647
Transfirst Holdings, Inc.,
First Lien Term Loan B-2	4.00%	12/27/17	4,931	4,940,363
Second Lien Term Loan B-1	7.50%	06/27/18	3,824	3,859,698
				68,171,235

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food & Drug Retailers–0.55%

Pantry Inc. (The), Term Loan	4.75%	08/02/19	$2,256	$2,281,360
Rite Aid Corp.,
Second Lien Term Loan 1	5.75%	08/21/20	1,353	1,385,203
Term Loan 7	3.50%	02/21/20	4,134	4,134,429
Supervalu Inc., Term Loan	4.50%	03/21/19	7,100	7,107,797
				14,908,789

Food Products–2.85%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	10,367	10,370,062
Second Lien Term Loan	9.50%	10/10/17	524	508,594
Big Heart Pet Brands, Term Loan	3.50%	03/08/20	8,476	8,415,047
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,824	2,722,997
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	7,273	7,326,684
Del Monte Foods, Inc.,
First Lien Term Loan	4.25%	02/18/21	4,400	4,401,605
Second Lien Term Loan	8.25%	08/18/21	2,559	2,536,316
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	1,376	1,377,304
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	11,684	11,704,862
H.J. Heinz Co., Revolver Term Loan (f)	0.00%	06/07/18	10,581	10,421,945
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	2,632	2,630,156
Term Loan	3.75%	05/25/18	6,906	6,906,466
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	3,048	3,171,863
Pinnacle Foods Finance LLC, Term Loan H	3.25%	04/29/20	4,992	4,970,123
QCE LLC, Term Loan (d)	0.00%	01/24/17	11	3,826
				77,467,850

Food Service–2.26%

Aramark Corp.,
LOC (Acquired 02/29/12; Cost $81,958)	3.65%	07/26/16	82	81,956
Term Loan F	3.25%	02/24/21	15,444	15,358,316
ARG IH Corp., Term Loan	5.00%	11/15/20	759	763,217
CEC Entertainment Inc., Term Loan B	4.25%	02/14/21	4,140	4,113,807
Darling International Inc., Term Loan B	3.25%	01/06/21	3,341	3,350,848
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/19	2,816	2,805,835
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,916	1,909,563
Steak N’ Shake Operations, Inc., Term Loan	4.75%	03/19/21	2,368	2,365,838
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	15,313	15,349,628
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	19,400	15,392,941
				61,491,949

Forest Products–0.30%

NewPage Corp., Term Loan B	9.50%	02/11/21	4,643	4,641,437
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	3,500	3,531,249
				8,172,686

Healthcare–5.45%

Accellent Inc.,
Term Loan	4.50%	03/12/21	10,064	10,011,922
Second Lien Term Loan	7.50%	03/11/22	2,122	2,112,959
Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	1,131	1,134,095
Incremental Term Loan B-2	4.25%	06/30/17	509	510,891
Term Loan B	4.25%	06/30/17	1,720	1,725,000
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,124	1,136,416
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	10,779	10,810,073
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	10,793	10,831,160

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Healthcare–(continued)

Community Health Systems, Inc.,
Term Loan D	4.25%	01/27/21	$15,255	$15,360,187
Term Loan E	3.48%	01/25/17	5,673	5,686,353
DaVita Inc., Term Loan B	4.50%	10/20/16	4,880	4,894,884
DJO Finance LLC, Term Loan B	4.25%	09/15/17	13,465	13,527,638
Drumm Investors LLC, Term Loan	6.75%	05/04/18	813	814,238
Hologic Inc., Term Loan B	3.25%	08/01/19	1,702	1,701,546
Kindred Healthcare, Inc., Term Loan	4.00%	04/09/21	11,157	11,124,654
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	25,926	26,006,812
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	2,349	2,374,372
MPH Acquisition Holdings LLC, Term Loan	4.00%	03/31/21	13,119	13,049,284
Pharmaceutical Product Development, Inc., Term Loan	4.00%	12/05/18	656	657,599
Surgical Care Affiliates, LLC, Incremental Term Loan C	4.00%	06/29/18	2,103	2,101,217
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	1,968	1,985,398
Term Loan	4.75%	05/02/18	6,508	6,530,019
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	4,111	4,129,974
				148,216,691

Home Furnishings–0.32%

Britax Group Ltd., Term Loan	4.50%	10/15/20	1,795	1,692,141
Mattress Holdings Corp., Term Loan B-2 (e)	—	01/18/16	932	935,961
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	6,005	6,022,572
				8,650,674

Industrial Equipment–2.69%

Accudyne Industries LLC, Term Loan	4.00%	12/13/19	2,354	2,352,641
Alliance Laundry Systems LLC,
First Term Loan	4.25%	12/10/18	708	708,679
Second Lien Term Loan	9.50%	12/10/19	535	544,067
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	7,401	7,222,046
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/20	6,482	6,472,823
Second Lien Term Loan	7.00%	11/22/21	1,620	1,633,089
Doncasters Finance US LLC, Term Loan B	4.50%	04/09/20	6,591	6,618,899
Doosan Infracore International, Inc., Term Loan B (e)	—	05/28/21	6,983	7,018,284
Filtration Group Corp.,
First Lien Term Loan	4.50%	11/21/20	633	638,580
Second Lien Term Loan	8.25%	11/21/21	821	838,934
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	4,518	4,519,528
Generac Power System, Inc., Term Loan B	3.25%	05/31/20	1,854	1,845,076
Grede LLC, Term Loan B	5.63%	05/02/18	2,620	2,627,483
Husky Injection Molding Systems Ltd., Term Loan	4.25%	06/29/18	5,785	5,806,227
MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	3,368	3,380,787
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	3,889	3,939,539
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	4,425	4,437,850
Rexnord LLC / RBS Global, Inc., Term Loan B	4.00%	08/21/20	7,650	7,646,504
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,569	2,569,577
Unifrax Holding Co., Term Loan	4.25%	11/28/18	537	538,769
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,950	1,963,160
				73,322,542

Insurance–0.23%

Applied Systems, Inc.,
Second Lien Term Loan	7.50%	01/23/22	1,231	1,255,847
Term Loan	4.25%	01/25/21	1,970	1,977,349
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,935	1,876,897

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Insurance–(continued)

Second Lien Term Loan	8.25%	10/16/20	$1,300	$1,260,720
				6,370,813

Leisure Goods, Activities & Movies–2.35%

Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	21,944	22,023,150
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	3,622	3,622,885
Bauer Performance Sports Ltd. (Canada), Term Loan	4.50%	04/15/21	3,080	3,086,461
Bright Horizons Family Solutions, Inc., Term Loan B	3.75%	01/30/20	1,990	1,992,582
CWGS Group, LLC, Term Loan	5.75%	02/20/20	7,736	7,822,585
Dorna Sports SL (Spain), Term Loan B	4.30%	04/30/21	2,447	2,465,564
Equinox Holdings Inc.,
First Lien Term Loan	4.25%	01/31/20	2,072	2,074,772
Revolver (f)	0.00%	02/01/18	1,866	1,726,295
Kasima, LLC, Term Loan	3.25%	05/17/21	1,448	1,440,697
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	3,962	3,958,417
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.40%	07/03/19	3,893	3,901,918
Sabre, Inc.,
Incremental Term Loan	4.50%	02/19/19	1,244	1,248,999
Term Loan B	4.25%	02/19/19	8,003	8,022,639
Six Flags Theme Parks, Inc., Term Loan B	3.50%	12/20/18	581	581,703
				63,968,667

Lodging & Casinos–4.85%

Bally Technologies, Inc., Term Loan B	4.25%	11/25/20	7,829	7,863,668
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	2,365	2,375,604
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	144	144,181
Boyd Gaming Corp., Term Loan B	4.00%	08/14/20	1,404	1,407,901
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	6,991	6,966,689
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	2,737	2,751,278
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,046	2,054,192
Four Seasons Holdings Inc., (Canada)
First Lien Term Loan	3.50%	06/27/20	3,283	3,282,853
Second Lien Term Loan	6.25%	12/28/20	2,066	2,099,258
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	6,083	6,103,336
Harrah’s Operating Co., Inc.,
Term Loan B-5	4.40%	01/26/18	2,908	2,687,412
Term Loan B-6	5.40%	01/26/18	9,145	8,546,304
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	31,428	31,349,868
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	11,039	11,059,846
MGM Resorts International, Term Loan B	3.50%	12/20/19	6,050	6,044,661
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	25,163	25,070,807
Station Casinos LLC, Term Loan B	4.25%	03/02/20	799	801,000
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	6,533	6,522,965
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/16/19	4,481	4,402,318
Second Lien Term Loan	8.75%	08/20/20	392	385,102
				131,919,243

Nonferrous Metals & Minerals–0.83%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	5,393	5,235,699
Arch Coal, Inc., Term Loan	6.25%	05/16/18	5,650	5,571,903
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,384	3,251,035
Walter Energy, Inc., Term Loan B	7.25%	04/02/18	8,738	8,488,445
				22,547,082

Oil & Gas–5.02%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	69	69,377

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–(continued)

Atlas Energy, L.P., Term Loan	6.50%	07/31/19	$3,347	$3,400,961
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	6,649	6,681,871
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $4,615,449)	5.25%	10/31/17	4,599	4,628,126
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	874	881,284
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	4,130	4,205,749
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	20,730	20,823,675
EMG Utica, LLC, Term Loan	4.75%	03/27/20	2,761	2,768,285
Energy Transfer Equity, L.P., Term Loan	3.25%	12/02/19	5,685	5,633,923
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	7,115	7,342,391
Term Loan	3.88%	09/28/18	7,859	7,869,626
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $695,322)	4.50%	05/02/16	695	702,276
HGIM Corp., Term Loan B	5.50%	06/18/20	6,043	5,970,308
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	3,530	3,569,976
McDermott Finance L.L.C., Term Loan	5.25%	04/16/19	2,405	2,424,427
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	8,234	8,158,149
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $723,465)	7.00%	11/02/15	711	721,806
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	3,556	3,560,407
Petroleum Geo-Services ASA, Term Loan	3.25%	03/14/21	4,820	4,755,698
Samson Investment Company, Second Lien Term Loan	5.00%	09/25/18	5,662	5,663,077
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	12,316	12,286,467
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	6,665	6,713,773
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	7,989	8,019,132
UTEX Industries Inc.,
First Lien Term Loan	5.00%	05/22/21	1,995	2,010,212
Second Lien Term Loan (e)	—	05/22/22	786	797,466
Western Refining, Inc., Term Loan	4.25%	11/12/20	2,756	2,770,772
WildHorse Resources, LLC, Term Loan	7.50%	12/13/18	4,225	4,285,905
				136,715,119

Publishing–3.58%

Cenveo Corp., Term Loan B	6.25%	02/13/17	9,365	9,458,523
Endurance Business Media, Inc., Term Loan (Acquired 07/26/06; Cost $80,716)	6.50%	12/15/14	62	16,040
Getty Images, Inc.,
Revolver Loan (f)	0.00%	10/18/17	6,977	6,139,770
Term Loan	4.75%	10/18/19	5,136	4,969,502
Harland Clarke Holdings Corp.,
Term Loan B-2	5.48%	06/30/17	340	341,904
Term Loan B-4	6.00%	08/04/19	1,439	1,462,728
Interactive Data Corp., Term Loan	4.75%	05/02/21	12,324	12,433,464
Media General, Inc., Term Loan B	4.25%	07/31/20	6,339	6,378,726
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	5,549	5,520,837
Merrill Communications, LLC, Term Loan	5.75%	03/08/18	4,931	5,011,621
MTL Publishing LLC, Term Loan B-2	3.75%	06/29/18	4,963	4,953,586
Multi Packaging Solutions, Inc.,
Term Loan A	4.25%	09/30/20	1,570	1,574,654
Term Loan B	4.25%	09/30/20	4,365	4,376,947
Newsday, LLC, Term Loan	3.65%	10/12/16	3,615	3,628,100
ProQuest LLC, Term Loan	6.00%	04/13/18	1,779	1,791,478
Southern Graphics Inc., Term Loan	4.25%	10/17/19	4,412	4,423,382
Tribune Co., Term Loan	4.00%	12/27/20	25,058	25,093,021
				97,574,283

Radio & Television–3.26%

Clear Channel Communications, Inc.,
Term Loan B	3.80%	01/29/16	361	358,226
Term Loan D	6.90%	01/30/19	34,262	33,942,899
Term Loan E	7.65%	07/30/19	6,670	6,686,423

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Radio & Television–(continued)

Entravision Communications Corp., Term Loan B	3.50%	05/29/20	$5,895	$5,826,457
Gray Television, Inc., Term Loan	4.50%	10/15/19	1,311	1,315,491
Lin Television Corp., Term Loan B	4.00%	12/21/18	685	686,421
Mission Broadcasting, Inc., Term Loan B-2	3.75%	10/01/20	639	637,226
NEP/NCP HoldCo, Inc.,
Incremental Term Loan	4.25%	01/22/20	3,518	3,523,192
Second Lien Term Loan	9.50%	07/22/20	132	136,348
Nexstar Broadcasting, Inc., Term Loan B-2	3.75%	10/01/20	724	722,625
Nine Entertainment Corp., Term Loan B	3.25%	02/05/20	4,554	4,519,499
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	2,076	2,079,450
Sinclair Television Group, Inc., Term Loan B	3.00%	04/09/20	2,026	2,012,564
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20	7,572	7,518,785
Term Loan	3.50%	02/13/17	11,930	11,858,597
Univision Communications Inc., First Lien Term Loan	4.00%	03/01/20	6,778	6,771,330
				88,595,533

Retailers (except Food & Drug)–4.60%

Academy, Ltd., Term Loan	4.50%	08/03/18	2,259	2,267,794
CDW LLC, Term Loan	3.25%	04/29/20	12,975	12,828,933
David’s Bridal, Inc.,
ABL Revolver (f)	0.00%	10/11/17	1,573	1,519,209
Term Loan	5.00%	10/11/19	5,311	5,134,175
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	2,957	2,989,288
J Crew Group, Inc., Term Loan	4.00%	03/05/21	6,568	6,538,097
Lands’ End, Inc., Term Loan B	4.25%	04/02/21	4,568	4,569,712
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	1,809	1,810,119
National Vision, Inc., First Lien Term Loan (e)	—	03/12/21	3,712	3,669,139
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	3,432	3,455,512
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	3,965	3,980,296
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/22	1,570	1,578,264
Term Loan	5.00%	03/11/21	6,846	6,857,539
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,466	1,474,624
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,980	1,987,443
Savers Inc., Term Loan	5.00%	07/09/19	4,878	4,904,373
Sears Holding Corp., Term Loan	5.50%	06/30/18	24,261	24,494,043
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	18,494	18,512,200
Stuart Weitzman Acquisition Co. LLC, Term Loan	4.50%	04/08/20	610	607,836
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	12,584	12,111,954
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,907	1,603,942
Term Loan B-2	5.25%	05/25/18	397	309,621
Term Loan B-3	5.25%	05/25/18	115	89,826
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,874	1,814,248
				125,108,187

Steel–0.35%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	665	663,855
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	1,079	1,085,733
TMS International Corp., Term Loan B	4.50%	10/16/20	3,381	3,406,409
Waupaca Foundry, Inc., Term Loan	4.00%	06/29/17	4,384	4,394,951
				9,550,948

Surface Transport–1.14%

Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $544,074)	3.75%	03/09/18	552	548,831

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Surface Transport–(continued)

Term Loan B-1	3.75%	03/12/18	$901	$901,786
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,742	2,763,013
Kenan Advantage Group, Inc.,
Term Loan	3.75%	06/10/16	629	630,976
Term Loan D	3.75%	06/10/16	727	729,287
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	8,139	8,240,737
Stena International S.a.r.l. (Luxembourg), Term Loan	4.00%	03/03/21	8,212	8,181,133
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	8,826	9,046,513
				31,042,276

Telecommunications–5.57%

Arris Enterprises, Inc., Term Loan B	3.50%	04/17/20	160	159,086
Avaya Inc.,
Term Loan B-3	4.73%	10/26/17	22,557	21,869,022
Term Loan B-6	6.50%	03/30/18	10,250	10,201,293
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	15,278	15,373,052
Crown Castle Operating Company, Term Loan B-2	3.00%	01/31/21	4,556	4,544,152
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,076	9,388,614
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	2,417	2,430,541
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/19	10,437	10,467,040
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	20,559	20,628,148
Term Loan B-III	4.00%	08/01/19	428	429,617
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	82	83,372
Nextgen Finance, LLC., Term Loan B (e)	—	05/31/21	5,764	5,760,419
NTELOS Inc., Term Loan B	5.75%	11/08/19	6,618	6,609,801
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	9,263	9,265,110
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,269	1,268,259
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	5,244	5,268,703
Windstream Corp.,
Term Loan B-4	3.50%	01/23/20	4,780	4,770,748
Term Loan B-5	3.50%	08/08/19	997	1,002,069
XO Communications, LLC, Term Loan	4.25%	03/17/21	2,610	2,624,199
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/02/20	6,075	6,103,650
Zayo Group, LLC, Term Loan	4.00%	07/02/19	13,402	13,401,690
				151,648,585

Utilities–2.57%

Calpine Construction Finance Co., L.P.,
Term Loan B-1	3.00%	05/03/20	5,460	5,370,290
Term Loan B-2	3.25%	01/31/22	7,231	7,152,108
Calpine Corp.,
Term Loan	4.00%	04/01/18	526	528,323
Term Loan	4.00%	10/09/19	8,794	8,829,017
Term Loan B	4.00%	10/30/20	1,021	1,024,915
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	6,968	6,991,848
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	6,065	6,095,046
First Lien Term Loan C	4.25%	12/31/19	3,742	3,760,949
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $865,650)	3.75%	12/11/19	870	873,653
Sapphire Power Finance LLC, Term Loan B	6.00%	07/10/18	3,136	3,213,122
Texas Competitive Electric Holdings,
DIP Delayed Draw Term Loan (d)(f)	0.00%	05/05/16	4,065	4,086,205
DIP Term Loan (d)(f)	0.00%	05/05/16	2,680	2,693,180
DIP Term Loan (d)	1.84%	05/05/16	2,587	2,600,312
Term Loan (d)	0.00%	10/10/14	10,084	8,064,704
Term Loan (d)	0.00%	10/10/17	5,201	4,174,110

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utilities–(continued)

USIC Holdings, Inc., First Lien Term Loan	4.00%	07/10/20	$4,624	$4,583,501
				70,041,283
Total Variable Rate Senior Loan Interests				2,435,664,622

Structured Products–3.81%

Apidos Cinco CDO (h)(i)	4.48%	05/14/20	345	337,313
Apidos CLO IX (h)(i)	6.73%	07/15/23	3,083	3,090,939
Apidos CLO X (h)(i)	6.47%	10/30/22	3,367	3,384,327
Apidos CLO X (h)(i)	6.47%	10/30/22	2,190	2,201,270
Apidos CLO XI (h)(i)	5.48%	01/17/23	2,070	1,977,535
Apidos CLO XV (h)(i)	4.98%	10/20/25	6,500	5,958,361
Apidos Quattro CDO (h)(i)	3.83%	01/20/19	408	400,567
Ares XI CLO, Ltd. (h)(i)	3.23%	10/11/21	724	703,759
Atrium IV CDO Corp. (h)	9.18%	06/08/19	205	216,064
Atrium X CDO (h)(i)	4.73%	07/16/25	3,742	3,405,093
Babson CLO Ltd. 2007-I (h)(i)	3.48%	01/18/21	1,034	972,314
Babson CLO Ltd. 2013-II (h)(i)	4.73%	01/18/25	6,540	5,918,968
Carlyle Global Market Strategies 2012-2 (h)(i)	6.48%	07/20/23	2,737	2,753,414
Carlyle Global Market Strategies 2012-3 (h)(i)	5.73%	10/14/24	3,188	3,133,842
Carlyle Global Market Strategies 2013-1 (h)(i)	5.73%	02/14/25	3,200	3,100,029
Columbus Nova CLO Ltd. (h)(i)	3.83%	05/16/19	1,093	1,062,993
Columbus Nova CLO Ltd. (h)(i)	3.83%	05/16/19	429	417,222
Dryden Senior Loan Fund 2012-23 (h)(i)	6.23%	07/17/23	1,770	1,764,028
Dryden Senior Loan Fund 2013-30 (h)(i)	5.22%	10/15/25	3,276	3,059,135
Flagship CLO VI (h)(i)	4.99%	06/10/21	987	973,140
Flagship CLO VI (h)(i)	4.99%	06/10/21	3,254	3,209,091
Four Corners CLO II, Ltd. (h)(i)	2.08%	01/26/20	103	99,948
Four Corners CLO II, Ltd. (h)(i)	2.09%	01/26/20	310	300,813
Gramercy Park CLO (h)(i)	5.73%	07/17/23	1,336	1,303,440
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.83%	04/24/21	917	865,399
ING IM CLO 2012-3, Ltd. (h)(i)	6.08%	10/15/22	1,243	1,240,528
ING IM CLO 2012-4, Ltd. (h)(i)	5.98%	10/15/23	1,861	1,847,105
ING IM CLO 2013-1, Ltd. (h)(i)	5.24%	04/15/24	4,808	4,509,144
ING IM CLO 2013-3, Ltd. (h)(i)	4.70%	01/18/26	2,745	2,480,536
ING Investment Management CLO III, Ltd. (h)(i)	3.73%	12/13/20	1,188	1,143,260
ING Investment Management CLO IV, Ltd. (h)(i)	4.48%	06/14/22	293	287,569
Keuka Park CLO 2013-1 (h)(i)	4.73%	10/21/24	617	558,648
Kingsland Ltd (h)(i)	4.73%	04/21/21	1,205	1,160,861
KKR Financial CLO 2012-1 (h)(i)	5.73%	12/15/24	2,100	2,042,000
KKR Financial CLO 2013-1 (h)(i)	4.99%	07/15/25	2,461	2,251,261
Madison Park Funding IV Ltd. (h)(i)	3.83%	03/22/21	1,344	1,306,194
Madison Park Funding X Ltd. (h)(i)	5.48%	01/20/25	1,953	1,877,085
Marine Park CLO 2012-1 (h)(i)	5.99%	05/18/23	2,191	2,160,493
Octagon Investment Partners XIV Ltd. (h)(i)	5.49%	01/15/24	1,675	1,608,159
Octagon Investment Partners XIX Ltd. (h)(i)	5.08%	04/15/26	2,920	2,695,490
Octagon Investment Partners XVII Ltd. (h)(i)	4.74%	10/25/25	1,975	1,788,491
Octagon Investment Partners XVIII Ltd. (h)(i)	5.49%	12/16/24	4,442	4,213,610
Pacifica CDO VI, Ltd. (h)(i)	3.97%	08/15/21	565	529,470
Regatta IV Funding Ltd (h)(i)	5.18%	07/25/26	3,250	2,941,250
Seneca Park CLO Ltd. (h)(i)	4.92%	07/17/26	2,750	2,506,782
Sierra CLO II Ltd. (i)	3.73%	01/22/21	733	708,042
Silverado CLO 2006-II Ltd. (h)(i)	3.98%	10/16/20	886	845,792
Slater Mill Loan Fund, L.P. (h)(i)	5.73%	08/17/22	1,108	1,081,683
Symphony CLO IX, Ltd. (h)(i)	5.23%	04/16/22	1,901	1,814,807
Symphony CLO VIII, Ltd. (h)(i)	5.98%	01/09/23	1,035	1,029,185
Symphony CLO XI (h)(i)	5.48%	01/17/25	2,640	2,516,295

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Symphony CLO XII Ltd. (h)(i)	5.13%	10/15/25	$1,850	$1,716,371
Symphony CLO XIV Ltd. (h)(i)	4.60%	07/14/26	2,750	2,478,300
Voya CLO 2014-2A Ltd (h)(i)	4.98%	07/17/26	1,875	1,714,688
Total Structured Products				103,662,103

Bonds and Notes–3.47%

Air Transport–0.02%

Continental Airlines, Inc. (h)	6.75%	09/15/15	460	467,475

Automotive–0.04%

Schaeffler AG (Germany) (h)	4.75%	05/15/21	1,042	1,076,386

Business Equipment & Services–0.21%

ADT Corp. (The)	6.25%	10/15/21	2,222	2,355,320
First Data Corp. (h)	6.75%	11/01/20	3,042	3,285,360
				5,640,680

Cable & Satellite Television–0.05%

UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	1,074	1,192,645
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	173	190,300
				1,382,945

Chemicals & Plastics–0.30%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	7,205	7,628,294
Ineos Holdings Ltd. (h)	8.38%	02/15/19	241	265,702
Ineos Holdings Ltd. (h)	7.50%	05/01/20	157	172,308
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	226	255,380
				8,321,684

Containers & Glass Products–0.55%

Ardagh Glass Finance PLC (h)	6.25%	01/31/19	1,631	1,688,085
Ardagh Glass Finance PLC (h)	7.00%	11/15/20	151	157,468
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	2,034,765
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,076,295
Reynolds Group Holdings Inc.	5.75%	10/15/20	8,650	9,039,250
				14,995,863

Electronics & Electrical–0.16%

Blackboard Inc. (h)	7.75%	11/15/19	4,194	4,424,670

Food Products–0.02%

Chiquita Brands LLC	7.88%	02/01/21	412	452,170

Forest Products–0.06%

Verso Paper Holdings LLC	11.75%	01/15/19	1,626	1,743,885

Healthcare–0.23%

Biomet, Inc.	6.50%	08/01/20	469	511,210
Community Health Systems Inc. (h)	6.88%	02/01/22	971	1,031,687
DJO Finance LLC	9.75%	10/15/17	1,099	1,166,314
DJO Finance LLC	8.75%	03/15/18	1,386	1,503,810
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	2,017,575
				6,230,596

Lodging & Casinos–0.03%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	360	288,000

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

Harrah’s Operating Co., Inc.	9.00%	02/15/20	$791	$638,733
				926,733

Nonferrous Metals & Minerals–0.14%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	3,600	3,717,000

Oil & Gas–0.26%

Kinder Morgan, Inc. (h)	5.00%	02/15/21	2,141	2,167,762
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,798	2,748,507
Tervita Corp. (Canada) (h)	8.00%	11/15/18	1,949	2,012,343
Western Refining, Inc.	6.25%	04/01/21	190	198,550
				7,127,162

Publishing–0.04%

Merrill Communications, LLC (h)	10.00%	03/08/23	1,131	995,549

Radio & Television–0.11%

Sinclair Television Group, Inc.	6.38%	11/01/21	1,208	1,266,890
Univision Communications Inc. (h)	6.75%	09/15/22	1,561	1,721,003
				2,987,893

Retailers (except Food & Drug)–0.35%

Claire’s Stores Inc. (h)	9.00%	03/15/19	2,952	3,033,180
Claire’s Stores Inc. (h)	6.13%	03/15/20	2,079	2,001,037
Guitar Center Inc. (h)	6.50%	04/15/19	4,669	4,523,094
				9,557,311

Telecommunications–0.66%

Avaya Inc. (h)	7.00%	04/01/19	2,835	2,810,392
Goodman Networks Inc. (h)	12.13%	07/01/18	4,933	5,463,297
Goodman Networks Inc. (h)	12.13%	07/01/18	2,775	3,073,312
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	1,500	1,582,500
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	1,612	1,700,660
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	256	274,560
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.38%	04/23/21	1,422	1,477,103
Windstream Corp.	7.50%	06/01/22	1,484	1,597,155
Windstream Corp.	6.38%	08/01/23	17	16,809
				17,995,788

Utilities–0.24%

Calpine Corp. (h)	7.50%	02/15/21	2,830	3,105,590
Calpine Corp. (h)	6.00%	01/15/22	807	869,542
Calpine Corp. (h)	7.88%	01/15/23	—	292
NRG Energy Inc. (h)	6.25%	07/15/22	1,579	1,675,714
NRG Energy Inc.	6.63%	03/15/23	880	943,800
				6,594,938
Total Bonds and Notes				94,638,728

			Shares

Common Stocks & Other Equity Interests–0.27%

Automotive–0.01%

Dayco Products, LLC (h)(j)			3,261	145,930
Dayco Products, LLC (h)(j)			856	38,306
				184,236

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Building & Development–0.11%

Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569) (h)(j)	518	$0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940) (h)(j)	4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0) (h)(j)	34	0
Stile Acquisition Corp. (Canada) (h)(j)	53,093	2,796,408
United Subcontractors, Inc. (h)(j)	4,840	82,288
		2,878,696

Cable & Satellite Television–0.07%

Ion Media Networks, Inc. (Acquired 01/17/06-12/17/09; Cost $3,038,036) (h)(j)	4,471	1,819,250

Chemicals & Plastics–0.00%

LyondellBasell Industries N.V., Class A	218	21,706

Drugs–0.00%

BPA Laboratories, Inc. Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	3,490	0
BPA Laboratories, Inc. Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	5,595	0
		0

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc. (h)(k)	335	11,390
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(k)	19	0
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(k)	21	0
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0) (h)(k)	31	0
		11,390

Forest Products–0.00%

Xerium Technologies, Inc. (j)	1,766	24,336

Leisure Goods, Activities & Movies–0.00%

AMF Bowling Centers, Inc. (j)	1,665	46,412

Lodging & Casinos–0.02%

Twin River Worldwide Holdings, Inc., Class A (h)(j)	18,663	576,220

Publishing–0.04%

Endurance Business Media, Inc., Class A (Acquired 07/26/06; Cost $82,567) (h)(j)	124	0
F&W Publications, Inc. (h)(j)	288	13,680
Merrill Communications LLC, Class A (h)(j)	133,776	401,328
Tribune Co., Class A (k)	9,050	716,760
		1,131,768

Surface Transport–0.00%

U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805) (h)(j)	87,805	48,293

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Surface Transport–(continued)

U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0) (h)(j)	6,189	$804
		49,097

Telecommunications–0.02%

FairPoint Communications, Inc. (j)	44,928	633,485

Utilities–0.00%

Bicent Power, LLC Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (h)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		7,376,596

Preferred Stocks–0.01%

Building & Development–0.01%

United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (j)	4,840	145,214

Money Market Funds–6.73%

Liquid Assets Portfolio –Institutional Class(l)	91,578,673	91,578,673
Premier Portfolio –Institutional Class(l)	91,578,672	91,578,672
		183,157,345
TOTAL INVESTMENTS–103.78% (Cost $2,818,534,035)		2,824,644,608
OTHER ASSETS LESS LIABILITIES–(3.78)%		(102,957,219)
NET ASSETS–100.00%		$2,721,687,389

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment in Kind
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2014 represented less than 1% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.

(e)	This floating rate interest will settle after May 31, 2014, at which time the interest rate will be determined.

(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1D and Note 3.

(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Term Loan	—	5.00%

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Schedule of Investments (continued):

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $164,330,861, which represented 6.04% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(j)	Non-income producing securities acquired through the restructuring of senior loans.

(k)	Non-income producing securities acquired as part of a bankruptcy restructuring.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations (continued) – Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Floating Rate Fund

E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Floating Rate Fund

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$187,503,810	$1,161,784	$2,013,561	$190,679,155
Variable Rate Senior Loan Interests	—	2,381,668,114	53,996,508	2,435,664,622
Bonds and Notes	—	94,638,728	—	94,638,728
Structured Products	—	103,662,103	—	103,662,103
Total Investments	$187,503,810	$2,581,130,729	$56,010,069	$2,824,644,608

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2014:

	Beginning Balance, as of August 31, 2013	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2014
Variable Rate Senior Loan Interests	$57,870,285	$31,910,621	$(26,894,215)	$122,759	$(233,410)	$13,350	$16,676,294	$(25,469,176)	$53,996,508
Equity Securities	208,198	—	(97,167)	—	97,167	(2,497)	1,819,250	(11,390)	2,013,561
Total	$58,078,483	$31,910,621	$(26,991,382)	$122,759	$(136,243)	$10,853	$18,495,544	$(25,480,566)	$56,010,069

The Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Unfunded Loan Commitments

As of May 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	ABL Revolver Term Loan	$1,572,681	$1,519,209
Delta Air Lines, Inc.	Revolver Term Loan	1,144,857	1,099,063
Delta Air Lines, Inc.	Revolver Term Loan	7,785,030	7,570,941
Equinox Holdings, Inc.	Revolver Term Loan	1,866,265	1,726,295
Getty Images, Inc.	Revolver Term Loan	6,977,012	6,139,770
H.J. Heinz Co.	Revolver Term Loan	10,580,654	10,421,945
Lake at Las Vegas Joint Venture, LLC	PIK Exit Revolver Term Loan	10,794	3,886
Texas Competitive Electric Holdings	DIP Delayed Draw Term Loan	4,065,451	4,086,205
Texas Competitive Electric Holdings	DIP Term Loan	2,679,502	2,693,180
West Corp.	Revolver Loan	1,747,822	1,695,387
		$38,430,068	$36,955,881

Invesco Floating Rate Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $2,103,822,121 and $1,514,959,474, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,936,714
Aggregate unrealized (depreciation) of investment securities	(22,163,998)
Net unrealized appreciation of investment securities	$3,772,716
Cost of investments for tax purposes is $2,820,871,892.
NOTE 5 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At May 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,977,012	$4,302,146
Goldman Sachs Lending Partners LLC	12,153,335	11,941,154
Total	$19,130,347	$16,243,300

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	GREI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–61.41%

Australia–5.52%

CFS Retail Property Trust	2,499,503	$4,768,377
Charter Hall Group	957,356	3,839,846
Dexus Property Group	6,776,578	7,031,505
Federation Centres Ltd.	3,620,843	8,501,031
Goodman Group	1,784,769	8,454,012
GPT Group	1,108,313	4,022,445
Investa Office Fund	950,510	2,963,224
Mirvac Group	2,305,061	3,888,863
Stockland	3,292,356	11,949,079
Westfield Retail Trust	1,918,478	5,695,221
		61,113,603

Canada–4.34%

Allied Properties REIT	375,300	12,123,426
Artis REIT	455,800	6,613,536
Boardwalk REIT	39,700	2,351,752
Calloway REIT	91,300	2,261,235
Canadian Apartment Properties REIT	111,900	2,303,854
Canadian REIT	179,800	7,536,308
Chartwell Retirement Residences	224,900	2,190,706
Cominar REIT	341,600	5,933,334
H&R REIT	315,500	6,792,519
		48,106,670

China–0.59%

Longfor Properties Co. Ltd.	1,286,000	1,627,197
Shimao Property Holdings Ltd.	1,253,500	2,519,370
SOHO China Ltd.	3,071,000	2,412,278
		6,558,845

Finland–0.23%

Sponda Oyj	484,261	2,501,948

France–2.96%

Gecina S.A.	38,581	5,506,552
ICADE	18,107	1,814,927
Mercialys S.A.	357,562	7,986,516
Unibail-Rodamco S.E.	62,409	17,463,892
		32,771,887

Germany–0.95%

Alstria Office REIT-AG	155,701	2,086,009
Deutsche Euroshop AG	133,171	6,626,163
Deutsche Wohnen AG	82,398	1,780,350
		10,492,522

Hong Kong–2.25%

Fortune REIT	3,243,000	2,836,004
Link REIT (The)	1,317,000	7,015,620
New World Development Co. Ltd.	2,310,000	2,646,571

	Shares	Value

Hong Kong–(continued)

Sino Land Co. Ltd.	1,883,000	$2,914,505
Sun Hung Kai Properties Ltd.	245,000	3,349,671
Sun Hung Kai Properties Ltd. -Wts. expiring 04/22/16(a)	20,416	25,148
Wharf Holdings Ltd. (The)	862,000	6,087,649
		24,875,168

Japan–8.26%

Activia Properties, Inc.	794	6,672,494
Advance Residence Investment Corp.	2,164	5,346,824
Frontier Real Estate Investment Corp.	1,464	7,938,389
Hulic Co., Ltd.	227,900	3,002,962
Hulic Reit, Inc.	2,036	3,000,000
Industrial & Infrastructure Fund Investment Corp.	478	4,270,412
Japan Logistics Fund Inc.	683	1,527,664
Japan Prime Realty Investment Corp.	2,815	10,121,111
Japan Retail Fund Investment Corp.	3,581	7,885,982
Kenedix Office Investment Corp.	1,930	10,086,051
Mitsui Fudosan Co., Ltd.	330,000	10,504,787
Nippon Accommodations Fund Inc.	890	3,243,517
Nippon Prologis REIT Inc.	2,255	4,945,358
Sumitomo Realty & Development Co., Ltd.	208,000	8,981,380
United Urban Investment Corp.	2,482	3,971,688
		91,498,619

Netherlands–0.48%

VastNed Retail N.V.	51,987	2,649,425
Wereldhave N.V.	30,392	2,708,304
		5,357,729

Singapore–3.54%

Ascendas REIT	4,568,000	8,959,005
CapitaCommercial Trust	2,793,000	3,763,191
CDL Hospitality Trusts	1,645,000	2,275,433
Frasers Centrepoint Trust	3,812,000	5,819,963
Mapletree Commercial Trust	3,280,000	3,517,181
Mapletree Industrial Trust	3,894,000	4,470,509
Starhill Global REIT	6,610,000	4,400,343
Suntec REIT	4,189,000	5,994,782
		39,200,407

South Africa–0.84%

Growthpoint Properties Ltd.	1,645,163	3,652,981
Hyprop Investments Ltd.	510,636	3,813,064
SA Corporate Real Estate Fund	4,891,421	1,890,293
		9,356,338

Sweden–1.07%

Castellum AB	404,696	6,960,002
Fabege AB	200,050	2,826,853
Wihlborgs Fastigheter AB	108,064	2,066,789
		11,853,644

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United Kingdom–3.87%

Big Yellow Group PLC	967,455	$8,139,783
British Land Co. PLC	314,472	3,771,698
Hammerson PLC	623,425	6,211,661
Intu Properties PLC	542,707	2,865,509
Land Securities Group PLC	1,220,700	21,868,481
		42,857,132

United States–26.51%

AvalonBay Communities, Inc.	159,026	22,556,248
BioMed Realty Trust, Inc.	330,800	7,178,360
Boston Properties, Inc.	22,800	2,751,504
Brixmor Property Group Inc.	286,800	6,237,900
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,025,340
Corrections Corp. of America	108,577	3,532,010
EastGroup Properties, Inc.	91,100	5,799,426
Essex Property Trust, Inc.	87,100	15,761,616
Extra Space Storage Inc.	126,000	6,596,100
Federal Realty Investment Trust	75,200	8,987,904
General Growth Properties, Inc.	571,500	13,618,845
Geo Group Inc. (The)	65,000	2,210,650
Government Properties Income Trust	216,750	5,531,460
Healthcare Realty Trust, Inc.	334,300	8,334,099
Healthcare Trust of America, Inc. -Class A	948,400	11,475,640
Hersha Hospitality Trust	1,051,500	6,655,995
Highwoods Properties, Inc.	183,400	7,442,372
Host Hotels & Resorts Inc.	155,400	3,429,678
Hudson Pacific Properties Inc.	301,600	7,147,920
LaSalle Hotel Properties	369,600	12,193,104
Liberty Property Trust	239,300	9,263,303
Mid-America Apartment Communities, Inc.	214,800	15,540,780
National Health Investors, Inc.	147,500	9,251,200
National Retail Properties Inc.	329,200	11,515,416
Pebblebrook Hotel Trust	101,600	3,610,864
Piedmont Office Realty Trust Inc. -Class A	590,200	10,989,524
Prologis, Inc.	109,600	4,549,496
Public Storage	44,077	7,597,993
Realty Income Corp.	162,266	7,026,118
Retail Opportunity Investments Corp.	929,900	14,692,420
RLJ Lodging Trust	371,900	10,305,349
Simon Property Group, Inc.	103,600	17,245,256
Taubman Centers, Inc.	73,800	5,527,620
UDR, Inc.	144,939	3,988,721
Washington Prime Group Inc. (a)	51,800	1,030,302
		293,600,533
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $618,164,500)		680,145,045

	Principal Amount

Mortgage Backed Securities–16.87%

United Kingdom–0.68%

Hercules (Eclipse) PLC., Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.88%, 10/25/18(b)(c)	GBP 3,842,446	5,976,791

	Principal Amount	Value

United Kingdom–(continued)

Triton European Loan Conduit PLC, Series 26X, Class G, Floating Rate Pass Through Ctfs., 1.21%, 10/25/19(b)(c)	GBP 975,926	$1,521,595
		7,498,386

United States–16.19%

ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, Floating Rate Pass Through Ctfs., 4.55%, 06/15/30(b)(d)	$ 10,040,000	10,206,880
Banc of America Merrill Lynch Commercial Mortgage Inc., Variable Rate Pass Through Ctfs., 4.90%, 11/10/38(b)(d)	600,000	586,024
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(b)(d)	50,000	52,230
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41	4,900,000	4,885,614
Citigroup/Deutsche Commercial Mortgage Trust, Series 2005-CD1, Class E, Variable Rate Pass Through Ctfs., 5.40%, 07/15/44(b)	12,309,000	12,210,097
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C5, Class G, Variable Rate Pass Through Ctfs., 5.75%, 12/15/36(b)(d)	2,350,000	2,346,951
Series 2005-C3, Class B, Pass Through Ctfs., 4.88%, 07/15/37	9,950,000	9,811,556
Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.38%, 08/15/38(b)	8,950,000	9,026,800
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(b)	4,975,000	5,131,175
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class SVE, Floating Rate Pass Through Ctfs., 0.70%, 10/15/21(b)(d)	4,900,000	4,891,660
Del Coronado Trust, Series 2013-HDMZ, Class M, Floating Rate Pass Through Ctfs., 5.15%, 03/15/18(b)(d)	4,900,000	4,911,270
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.40%, 06/10/31(b)(d)	2,730	2,728
FREMF Mortgage Trust, Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.16%, 09/25/44(b)(d)	5,000,000	5,184,783
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 3.01%, 10/25/44(b)(d)	1,278,000	1,347,689

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.55%, 12/10/27(b)(d)	$1,000,000	$935,077
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.77%, 01/10/30(b)(d)	4,000,000	3,912,856
GS Mortgage Securities Trust, Series GSMS 2011-GC3, Class E, Pass Through Ctfs., 5.00%, 03/10/44(d)	7,475,000	7,061,049
Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.47%, 08/10/44(b)(d)	11,025,000	10,440,967
Hilton USA Trust, Series 2013-HLF, Class EFL, Floating Rate Pass Through Ctfs., 3.90%, 11/05/30(b)(d)	12,375,000	12,393,160
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.25%, 01/15/42(b)(d)	7,950,000	7,781,281
Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.42%, 10/15/25(b)(d)	3,250,000	3,264,799
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.42%, 10/15/25(b)(d)	1,250,000	1,248,678
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, Variable Rate Pass Through Ctfs., 6.06%, 04/15/45(b)	11,545,000	11,843,190
Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(d)	1,899,131	2,082,219
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(b)	170,000	173,118
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.05%, 06/15/38(b)	4,260,000	4,540,133
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.40%, 11/12/35(b)(d)	937,000	966,441
Series 2005-MCP1, Class E, Variable Rate Pass Through Ctfs., 5.13%, 06/12/43(b)(d)	4,500,000	4,450,102
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.40%, 09/15/42(b)	6,475,000	6,646,575
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.83%, 10/15/42(b)	270,000	258,637
Series 2006-TOP23, Class C, Variable Rate Pass Through Ctfs., 5.98%, 08/12/41(b)(d)	4,900,000	5,041,995

	Principal Amount	Value

United States–(continued)

Series 2007-HQ11, Class AJ, Pass Through Ctfs., 5.51%, 02/12/44	$5,000,000	$5,324,958
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 06/11/42(b)	7,400,000	8,172,319
Series 2007-TOP27, Class AM, Variable Rate Pass Through Ctfs., 5.83%, 06/11/42(b)	25,000	28,079
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.75%, 10/15/41(b)(d)	550,000	550,431
Series 2005-C16, Class TO, Variable Rate Pass Through Ctfs., 5.62%, 10/15/41(b)(d)	422,546	422,959
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.60%, 05/15/44(b)(d)	900,000	909,154
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.61%, 05/15/44(b)(d)	5,000,000	5,044,760
Series 2005-C19, Class H, Variable Rate Pass Through Ctfs 5.61%, 05/15/44(b)(d)	1,700,000	1,715,216
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(b)	3,450,000	3,528,579
		179,332,189
Total Mortgage Backed Securities (Cost $181,192,280)		186,830,575

	Shares

Preferred Stocks–16.60%

Australia–0.52%

Goodman PLUS Trust, 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	5,698,262

United States–16.08%

Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	7,233,182
American Tower Corp., Series A, $5.25 Conv. Pfd.	63,640	6,810,116
Coresite Realty Corp., Series A, 7.25% Pfd.	290,585	7,276,248
CubeSmart, Series A, 7.75% Pfd.	83,437	2,226,934
DDR Corp., Series K, 6.25% Pfd.	16,502	392,088
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,433
EPR Properties, Series E, $2.25 Conv. Pfd.	111,000	3,483,180
EPR Properties, Series F, 6.63% Pfd.	78,000	1,893,060
Essex Property Trust, Inc., Series H, 7.13% Pfd.	246,220	6,512,519
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	209,100	12,389,175

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)

Hersha Hospitality Trust, Series B, 8.00% Pfd.	338,500	$9,010,870
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	209,907	5,656,994
Kilroy Realty Corp., Series G, 6.88% Pfd.	282,410	7,283,354
Kilroy Realty Corp., Series H, 6.38% Pfd.	273,622	6,624,388
LaSalle Hotel Properties, Series G, 7.25% Pfd.	33,834	862,429
LaSalle Hotel Properties, Series H, 7.50% Pfd.	198,900	5,143,554
LaSalle Hotel Properties, Series I, 6.38% Pfd.	66,769	1,589,102
National Retail Properties Inc., Series D, 6.63% Pfd.	402,000	10,287,180
National Retail Properties, Inc., Series E, 5.70% Pfd.	148,500	3,458,936
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	238,700	6,339,872
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	153,910	4,117,092
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	313,370	7,649,362
Public Storage, Series O, 6.88% Pfd.	228,000	6,035,160
Public Storage, Series Q, 6.50% Pfd.	70,000	1,851,500
Public Storage, Series Y, 6.38% Pfd.	288,000	7,427,520
Regency Centers Corp., Series 7, 6.00% Pfd.	48,500	1,162,060
SL Green Realty Corp., Series I, 6.50% Pfd.	436,000	10,878,200
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.	35,183	960,144
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	160,156	4,108,001
Taubman Centers, Inc., Series J, 6.50% Pfd.	212,895	5,324,504
Taubman Centers, Inc., Series K, 6.25% Pfd.	139,968	3,387,226
Terreno Realty Corp., Series A, 7.75% Pfd.	110,651	2,887,991
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	33,077	856,694
Vornado Realty Trust, Series G, 6.63% Pfd.	22,000	560,340
Vornado Realty Trust, Series I, 6.63% Pfd.	281,574	7,182,953
Vornado Realty Trust, Series J, 6.88% Pfd.	10,000	264,800
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	153,700	9,012,968
		178,152,129
Total Preferred Stocks (Cost $179,600,135)		183,850,391

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–2.12%

Brazil–0.73%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00% (d)(e)	$ 7,700,000	$8,027,250

China–0.83%

Agile Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 9.88%, 03/20/17	4,000,000	4,250,000
Country Garden Holdings Co. Ltd., Sr. Unsec.Gtd.Notes, 11.13%, 02/23/18(d)	4,500,000	4,945,860
		9,195,860

Hong Kong–0.29%

Shimao Property Holdings Ltd, REGS, Sr. Unsec. Gtd. Euro Notes, 9.65%, 08/03/17(d)	3,000,000	3,195,000

United States–0.27%

Retail Opportunity Investments Partnership L.P., Sr. Unsec. Gtd. Notes, 5.00%, 12/15/23	1,975,000	2,099,901
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	936,563
		3,036,464
Total U.S. Dollar Denominated Bonds and Notes (Cost $23,132,150)		23,454,574

Non-U.S. Dollar Denominated Bonds & Notes–0.27%(c)

Australia–0.27%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,235,688)	AUD 2,980,000	3,035,052

	Shares

Money Market Funds–3.74%

Liquid Assets Portfolio –Institutional Class (f)	20,744,976	20,744,976
Premier Portfolio –Institutional Class (f)	20,744,976	20,744,976
Total Money Market Funds (Cost $41,489,952)		41,489,952
TOTAL INVESTMENTS–101.01% (Cost $1,046,814,705)		1,118,805,589
OTHER ASSETS LESS LIABILITIES–(1.01)%		(11,191,007)
NET ASSETS–100.00%		$1,107,614,582

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(c)	Foreign denominated security. Principal amount is denominated in currency indicated.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $113,919,469, which represented 10.29% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Real Estate Income Fund

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended May 31, 2014, there were transfers from Level 1 to Level 2 of $51,343,378 and from Level 2 to Level 1 of $83,325,794, due to foreign fair value adjustments.

Invesco Global Real Estate Income Fund

	Level 1	Level 2	Level 3	Total
Australia	$54,421,971	$15,424,946	$--	$69,846,917
Brazil	--	8,027,250	--	8,027,250
Canada	48,106,670	--	--	48,106,670
China	4,039,475	11,715,230	--	15,754,705
Finland	2,501,948	--	--	2,501,948
France	13,493,068	19,278,819	--	32,771,887
Germany	10,492,522	--	--	10,492,522
Hong Kong	13,226,443	14,843,725	--	28,070,168
Japan	28,239,645	63,258,974	--	91,498,619
Netherlands	5,357,729	--	--	5,357,729
Singapore	39,200,407	--	--	39,200,407
South Africa	9,356,338	--	--	9,356,338
Sweden	9,026,791	2,826,853	--	11,853,644
United Kingdom	2,865,509	47,490,009	--	50,355,518
United States	502,538,063	193,073,204	--	695,611,267
Total Investments	$742,866,579	$375,939,010	$--	$1,118,805,589

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $453,296,302 and $475,854,502, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,300,220
Aggregate unrealized (depreciation) of investment securities	(12,091,226)
Net unrealized appreciation of investment securities	$64,208,994
Cost of investments for tax purposes is $1,054,596,595.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-GRI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.60%

Aerospace & Defense–1.08%

General Dynamics Corp.	845,926	$99,920,779

Agricultural Products–0.98%

Archer-Daniels-Midland Co.	2,021,972	90,867,422

Apparel Retail–1.02%

Abercrombie & Fitch Co. -Class A	2,485,210	94,462,832

Application Software–2.55%

Adobe Systems Inc. (b)	2,804,304	180,989,780
Citrix Systems, Inc. (b)	894,867	55,454,908
		236,444,688

Asset Management & Custody Banks–1.97%

Northern Trust Corp.	1,468,659	88,707,004
State Street Corp.	1,438,663	93,901,534
		182,608,538

Automobile Manufacturers–1.26%

General Motors Co.	3,365,815	116,389,883

Biotechnology–1.02%

Amgen Inc.	818,113	94,892,927

Building Products–0.25%

Allegion PLC	438,864	22,992,085

Cable & Satellite–3.18%

Comcast Corp. -Class A	2,903,036	151,538,479
Time Warner Cable Inc.	1,015,057	143,285,446
		294,823,925

Construction Machinery & Heavy Trucks–1.46%

Caterpillar Inc.	1,320,886	135,034,176

Consumer Finance–0.19%

Santander Consumer USA Holdings Inc.	893,944	17,566,000

Diversified Banks–11.00%

Bank of America Corp.	5,794,438	87,727,791
Citigroup Inc.	7,025,405	334,198,516
Comerica Inc.	2,062,023	98,915,243
JPMorgan Chase & Co.	6,822,213	379,110,377
Wells Fargo & Co.	2,333,070	118,473,295
		1,018,425,222

Diversified Chemicals–1.22%

Dow Chemical Co. (The)	2,158,426	112,497,163

	Shares	Value

Diversified Metals & Mining–0.74%

Freeport-McMoRan Copper & Gold Inc.	2,018,366	$68,725,362

Electric Utilities–1.34%

Edison International	855,150	47,152,971
Pinnacle West Capital Corp.	1,396,020	77,367,428
		124,520,399

Electronic Components–1.35%

Corning Inc.	5,847,411	124,549,854

Health Care Equipment–1.23%

Medtronic, Inc.	1,872,184	114,259,390

Hotels, Resorts & Cruise Lines–1.53%

Carnival Corp.	3,542,078	141,789,382

Household Products–0.97%

Procter & Gamble Co. (The)	1,112,559	89,883,642

Industrial Conglomerates–2.53%

General Electric Co.	8,739,374	234,127,829

Industrial Machinery–1.15%

Ingersoll-Rand PLC	1,780,144	106,488,214

Insurance Brokers–3.37%

Aon PLC	1,006,573	90,531,176
Marsh & McLennan Cos., Inc.	3,243,200	163,035,664
Willis Group Holdings PLC	1,401,761	58,789,856
		312,356,696

Integrated Oil & Gas–6.51%

Exxon Mobil Corp.	908,661	91,347,690
Occidental Petroleum Corp.	1,118,792	111,532,374
Royal Dutch Shell PLC -Class A (United Kingdom)	6,116,148	240,406,757
Total S.A. (France)	2,267,961	159,159,915
		602,446,736

Integrated Telecommunication Services–1.70%

Koninklijke (Royal) KPN N.V. (Netherlands)(b)	3,693,112	13,665,455
Orange S.A. (France)	1,064,070	17,790,876
Telecom Italia S.p.A. (Italy)(b)	10,088,638	12,528,829
Telefonica S.A. (Spain)	984,678	16,537,010
Verizon Communications Inc.	1,944,646	97,154,515
		157,676,685

Internet Software & Services–1.96%

eBay Inc. (b)	3,574,794	181,349,300

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–4.53%

Charles Schwab Corp. (The)	5,113,252	$128,905,083
Goldman Sachs Group, Inc. (The)	496,067	79,276,467
Morgan Stanley	6,848,963	211,358,998
		419,540,548

IT Consulting & Other Services–1.26%

Amdocs Ltd.	2,429,728	116,918,511

Managed Health Care–3.20%

Cigna Corp.	887,528	79,682,264
UnitedHealth Group Inc.	1,162,338	92,556,975
WellPoint, Inc.	1,144,037	123,967,849
		296,207,088

Movies & Entertainment–2.61%

Time Warner Inc.	839,189	58,600,568
Viacom Inc. -Class B	2,144,155	182,960,746
		241,561,314

Multi-Utilities–0.69%

PG&E Corp.	1,393,516	63,920,579

Oil & Gas Equipment & Services–1.61%

Baker Hughes Inc.	2,115,080	149,155,442

Oil & Gas Exploration & Production–3.61%

Anadarko Petroleum Corp.	966,182	99,381,480
Apache Corp.	1,109,094	103,389,743
Canadian Natural Resources Ltd. (Canada)	3,235,226	131,694,976
		334,466,199

Other Diversified Financial Services–0.83%

Voya Financial, Inc.	2,153,451	77,093,546

Packaged Foods & Meats–1.95%

Mondelez International Inc. -Class A	3,038,719	114,316,609
Unilever N.V. -New York Shares (Netherlands)	1,529,702	66,404,364
		180,720,973

Personal Products–1.61%

Avon Products, Inc.	10,460,696	149,483,346

Pharmaceuticals–7.68%

Bristol-Myers Squibb Co.	1,667,606	82,946,722
Eli Lilly and Co.	1,855,925	111,095,670
Merck & Co., Inc.	2,451,172	141,824,812
Novartis AG (Switzerland)	1,446,008	129,941,969
Novartis AG -ADR (Switzerland)	119,384	10,751,723
Pfizer Inc.	2,277,234	67,474,443
Sanofi (France)	518,740	55,582,161
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,219,057	112,040,188
		711,657,688

	Shares	Value

Property & Casualty Insurance–0.47%

Chubb Corp. (The)	468,867	$43,445,216

Publishing–0.73%

Thomson Reuters Corp.	1,944,853	67,435,683

Railroads–1.10%

CSX Corp.	3,451,329	101,469,073

Regional Banks–3.46%

BB&T Corp.	2,177,868	82,584,755
Fifth Third Bancorp	3,596,979	74,421,495
PNC Financial Services Group, Inc. (The)	1,914,315	163,233,640
		320,239,890

Security & Alarm Services–1.69%

ADT Corp. (The)	207,127	6,669,490
Tyco International Ltd.	3,437,833	150,027,032
		156,696,522

Semiconductor Equipment–1.85%

Applied Materials, Inc.	8,492,965	171,472,963

Semiconductors–1.58%

Broadcom Corp. -Class A	2,218,489	70,703,244
Texas Instruments Inc.	1,601,554	75,241,007
		145,944,251

Specialized Finance–0.70%

CME Group Inc. -Class A	898,673	64,704,456

Specialty Chemicals–0.62%

PPG Industries, Inc.	285,015	57,461,874

Systems Software–2.41%

Microsoft Corp.	2,616,008	107,099,368
Symantec Corp.	5,285,970	116,238,480
		223,337,848

Wireless Telecommunication Services–0.85%

Vodafone Group PLC -ADR (United Kingdom)	2,243,415	78,541,959
Total Common Stocks & Other Equity Interests (Cost $6,375,615,361)		8,946,574,098

Money Market Funds–3.07%

Liquid Assets Portfolio –Institutional Class (c)	142,285,770	142,285,770
Premier Portfolio –Institutional Class (c)	142,285,770	142,285,770
Total Money Market Funds (Cost $284,571,540)		284,571,540
TOTAL INVESTMENTS–99.67% (Cost $6,660,186,901)		9,231,145,638
OTHER ASSETS LESS LIABILITIES–0.33%		30,627,222
NET ASSETS–100.00%		$9,261,772,860

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign currency contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Growth and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended May 31, 2014, there were transfers from Level 2 to Level 1 of $429,886,377, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,015,419,043	$215,726,595	$--	$9,231,145,638
Forward Foreign Currency Contracts*	--	1,189,264	--	1,189,264
Total Investments	$9,015,419,043	$216,915,859	$--	$9,232,334,902

* Unrealized appreciation.

Invesco Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/27/14	Bank of New York Mellon (The)	CAD	79,463,360	USD	72,813,987	$73,246,203	$(432,216)
06/27/14	State Street Bank & Trust Co.	CAD	79,928,386	USD	73,233,390	73,674,845	(441,455)
06/27/14	Bank of New York Mellon (The)	CHF	46,720,933	USD	52,368,334	52,190,536	177,798
06/27/14	State Street Bank & Trust Co.	CHF	46,861,564	USD	52,525,081	52,347,631	177,450
06/27/14	Bank of New York Mellon (The)	EUR	89,063,758	USD	121,916,707	121,400,992	515,715
06/27/14	State Street Bank & Trust Co.	EUR	89,262,555	USD	122,193,743	121,671,968	521,775
06/27/14	Bank of New York Mellon (The)	GBP	72,034,103	USD	121,277,336	120,721,512	555,824
06/27/14	State Street Bank & Trust Co.	GBP	72,417,890	USD	121,917,328	121,364,698	552,630
06/27/14	Bank of New York Mellon (The)	ILS	144,616,836	USD	41,415,891	41,617,633	(201,742)
06/27/14	State Street Bank & Trust Co.	ILS	144,647,262	USD	41,389,874	41,626,389	(236,515)
Total forward foreign currency contracts – Currency Risk							$1,189,264

Currency Abbreviations:

CAD —	Canadian Dollar	GBP —	British Pound Sterling
CHF —	Swiss Franc	ILS —	Israeli Shekel
EUR —	Euro	USD —	U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $1,979,958,290 and $2,157,348,679, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,669,368,474
Aggregate unrealized (depreciation) of investment securities	(104,113,446)
Net unrealized appreciation of investment securities	$2,565,255,028
Cost of investments for tax purposes is $6,665,890,610.

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	LVEY-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.99%

Aerospace & Defense–4.34%

Lockheed Martin Corp.	31,250	$5,114,063
Northrop Grumman Corp.	32,200	3,913,910
Raytheon Co.	65,300	6,371,321
		15,399,294

Agricultural Products–1.52%

Archer-Daniels-Midland Co.	119,700	5,379,318

Apparel Retail–0.28%

Guess?, Inc.	39,300	1,002,150

Biotechnology–1.97%

Myriad Genetics, Inc. (b)	136,800	4,536,288
PDL BioPharma Inc.	264,000	2,473,680
		7,009,968

Broadcasting–0.20%

CTC Media, Inc. (Russia)	68,900	700,713

Building Products–0.15%

Allegion PLC	10,200	534,378

Coal & Consumable Fuels–0.56%

Peabody Energy Corp.	123,400	1,994,144

Commercial Printing–0.74%

R. R. Donnelley & Sons Co.	166,600	2,638,944

Communications Equipment–1.83%

Cisco Systems, Inc.	263,700	6,492,294

Computer & Electronics Retail–1.32%

GameStop Corp. -Class A	123,600	4,678,260

Computer Storage & Peripherals–1.06%

Lexmark International, Inc. -Class A	86,500	3,770,535

Construction Machinery & Heavy Trucks–1.38%

Caterpillar Inc.	47,800	4,886,594

Data Processing & Outsourced Services–0.94%

Western Union Co. (The)	206,800	3,343,956

Diversified Metals & Mining–0.12%

Compass Minerals International, Inc.	4,600	427,754

Diversified REIT’s–0.16%

Lexington Realty Trust	51,200	581,120

Electric Utilities–10.26%

American Electric Power Co., Inc.	96,200	5,132,270

	Shares	Value

Electric Utilities–(continued)

Edison International	87,800	$4,841,292
Entergy Corp.	79,600	6,003,432
Exelon Corp.	152,200	5,605,526
FirstEnergy Corp.	157,300	5,319,886
IDACORP, Inc.	6,000	328,980
PPL Corp.	161,100	5,652,999
Southern Co. (The)	73,400	3,213,452
Xcel Energy, Inc.	10,800	332,208
		36,430,045

Electronic Components–0.14%

Knowles Corp. (b)	17,000	479,570

Fertilizers & Agricultural Chemicals–0.10%

Scotts Miracle-Gro Co. (The) -Class A	6,000	359,700

Gas Utilities–0.45%

AGL Resources Inc.	12,600	672,588
New Jersey Resources Corp.	16,600	913,166
		1,585,754

Health Care Distributors–0.70%

Cardinal Health, Inc.	35,300	2,493,239

Health Care REIT’s–0.40%

Ventas, Inc.	21,100	1,409,480

Hotel and Resort REIT’s–0.10%

Ryman Hospitality Properties, Inc.	7,300	336,749

Hypermarkets & Super Centers–0.54%

Wal-Mart Stores, Inc.	25,100	1,926,927

Industrial Conglomerates–1.43%

General Electric Co.	190,000	5,090,100

Integrated Oil & Gas–1.77%

Cenovus Energy Inc. (Canada)	14,800	440,892
Suncor Energy, Inc. (Canada)	151,300	5,829,589
		6,270,481

Integrated Telecommunication Services–5.66%

AT&T Inc.	181,200	6,427,164
BCE Inc. (Canada)	37,300	1,713,189
CenturyLink Inc.	163,400	6,155,278
Windstream Holdings Inc.	606,000	5,799,420
		20,095,051

IT Consulting & Other Services–0.06%

Amdocs Ltd.	4,400	211,728

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Mortgage REIT’s–6.21%

American Capital Agency Corp.	223,500	$5,303,655
Annaly Capital Management Inc.	509,900	6,011,721
CYS Investments, Inc.	208,600	1,927,464
Hatteras Financial Corp.	69,500	1,410,155
MFA Financial, Inc.	364,800	3,002,304
Starwood Property Trust, Inc.	57,100	1,392,669
Two Harbors Investment Corp.	283,100	2,981,043
		22,029,011

Movies & Entertainment–0.30%

Regal Entertainment Group -Class A	54,700	1,067,197

Multi-Utilities–5.14%

Ameren Corp.	129,300	5,087,955
Consolidated Edison, Inc.	38,300	2,106,883
Integrys Energy Group, Inc.	4,200	243,558
PG&E Corp.	42,900	1,967,823
Public Service Enterprise Group Inc.	154,300	6,011,528
TECO Energy, Inc.	152,300	2,630,221
Vectren Corp.	4,600	183,448
		18,231,416

Office REIT’s–1.79%

Digital Realty Trust, Inc.	83,000	4,772,500
Piedmont Office Realty Trust Inc. -Class A	84,300	1,569,666
		6,342,166

Office Services & Supplies–1.76%

Pitney Bowes Inc.	225,800	6,238,854

Oil & Gas Drilling–3.03%

Nabors Industries Ltd.	202,900	5,322,067
Patterson-UTI Energy, Inc.	164,200	5,433,378
		10,755,445

Oil & Gas Exploration & Production–7.24%

Baytex Energy Corp. (Canada)	14,500	605,810
Canadian Natural Resources Ltd. (Canada)	127,200	5,173,224
Chesapeake Energy Corp.	183,300	5,264,376
Encana Corp. (Canada)	280,600	6,540,786
Enerplus Corp. (Canada)	49,700	1,127,693
Gran Tierra Energy, Inc. (Canada)(b)	36,700	264,974
Marathon Oil Corp.	116,300	4,263,558
Pengrowth Energy Corp. (Canada)	117,300	742,509
Penn West Petroleum Ltd. (Canada)	185,500	1,725,150
		25,708,080

Oil & Gas Refining & Marketing–3.95%

CVR Energy, Inc.	66,900	3,148,314
Marathon Petroleum Corp.	18,400	1,644,776
Valero Energy Corp.	95,500	5,352,775
Western Refining, Inc.	94,300	3,868,186
		14,014,051

	Shares	Value

Oil & Gas Storage & Transportation–0.46%

Spectra Energy Corp.	39,800	$1,615,084

Packaged Foods & Meats–0.08%

Tyson Foods, Inc. -Class A	6,800	288,728

Pharmaceuticals–4.55%

Eli Lilly and Co.	84,300	5,046,198
Merck & Co., Inc.	87,900	5,085,894
Pfizer Inc.	203,700	6,035,631
		16,167,723

Reinsurance–1.87%

Everest Re Group, Ltd.	16,650	2,664,333
PartnerRe Ltd.	35,500	3,811,635
Validus Holdings, Ltd.	4,700	175,451
		6,651,419

Residential REIT’s–0.14%

Starwood Waypoint Residential Trust (b)	18,600	507,594

Retail REIT’s–0.72%

Kimco Realty Corp.	42,300	969,516
Retail Properties of America, Inc. -Class A	105,200	1,582,208
		2,551,724

Semiconductors–3.40%

Intel Corp.	212,500	5,805,500
Intersil Corp. -Class A	39,000	548,730
Marvell Technology Group Ltd.	367,200	5,717,304
		12,071,534

Specialized REIT’s–4.64%

Corrections Corp. of America	12,200	396,866
Geo Group Inc. (The)	57,500	1,955,575
Healthcare Trust of America, Inc. -Class A	72,400	876,040
Hospitality Properties Trust	71,200	2,065,512
National Health Investors, Inc.	14,600	915,712
Omega Healthcare Investors, Inc.	100,900	3,722,201
Potlatch Corp	19,200	771,072
Public Storage	12,250	2,111,655
RLJ Lodging Trust	42,500	1,177,675
Senior Housing Properties Trust	103,000	2,469,940
		16,462,248

Specialty Stores–0.42%

Staples, Inc.	131,800	1,482,750

Systems Software–1.32%

CA, Inc.	163,900	4,702,291

Technology Hardware, Storage & Peripherals–5.16%

Apple Inc.	9,520	6,026,160
Hewlett-Packard Co.	201,200	6,740,200

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

	Shares	Value

Technology Hardware, Storage & Peripherals–(continued)

NetApp, Inc.	150,400	$5,566,304
		18,332,664

Thrifts & Mortgage Finance–1.23%

New York Community Bancorp, Inc.	286,300	4,374,664

Tobacco–5.40%

Altria Group, Inc.	142,800	5,934,768
Lorillard, Inc.	114,400	7,112,248
Reynolds American Inc.	102,500	6,112,075
		19,159,091
Total Common Stocks & Other Equity Interests (Cost $307,895,029)		344,281,980

	Principal Amount

U.S. Treasury Bills–0.20%

0.08%, 09/11/14 (Cost $699,850) (c)(d)	$700,000	699,941

	Shares

Money Market Funds–2.70%

Liquid Assets Portfolio –Institutional Class (e)	4,802,666	4,802,666
Premier Portfolio –Institutional Class (e)	4,802,666	4,802,666
Total Money Market Funds (Cost $9,605,332)		9,605,332
TOTAL INVESTMENTS–99.89% (Cost $318,200,211)		354,587,253
OTHER ASSETS LESS LIABILITIES–0.11%		390,360
NET ASSETS–100.00%		$354,977,613

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including forward foreign currency contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations.

Invesco Low Volatility Equity Yield Fund

D.	Futures Contracts – (continued)

The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$353,887,312	$—	$—	$353,887,312
U.S. Treasury Securities	—	699,941	—	699,941
	353,887,312	699,941	—	354,587,253
Futures*	367,093	—	—	367,093
Total Investments	$354,254,405	$699,941	$—	$354,954,346

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	103	June-2014	$9,902,060	$367,093

Invesco Low Volatility Equity Yield Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $302,926,823 and $328,885,637, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$39,256,863
Aggregate unrealized (depreciation) of investment securities	(3,775,943)
Net unrealized appreciation of investment securities	$35,480,920
Cost of investments for tax purposes is $319,106,333.

Invesco Low Volatility Equity Yield Fund

Invesco S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	MS-SPI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.23%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	16,923	$323,568
Omnicom Group Inc.	10,348	736,260
		1,059,828

Aerospace & Defense–2.73%

Boeing Co. (The)	27,297	3,691,919
General Dynamics Corp.	12,976	1,532,725
Honeywell International Inc.	31,296	2,915,223
L-3 Communications Holdings, Inc.	3,394	411,251
Lockheed Martin Corp.	10,776	1,763,492
Northrop Grumman Corp.	8,650	1,051,408
Precision Castparts Corp.	5,798	1,466,778
Raytheon Co.	12,552	1,224,699
Rockwell Collins, Inc.	5,354	423,180
Textron Inc.	11,277	442,284
United Technologies Corp.	33,637	3,909,292
		18,832,251

Agricultural & Farm Machinery–0.20%

Deere & Co.	14,755	1,345,213

Agricultural Products–0.17%

Archer-Daniels-Midland Co.	26,277	1,180,888

Air Freight & Logistics–0.76%

C.H. Robinson Worldwide, Inc.	5,925	354,671
Expeditors International of Washington, Inc.	8,087	368,039
FedEx Corp.	11,086	1,598,158
United Parcel Service, Inc. -Class B	28,314	2,941,258
		5,262,126

Airlines–0.30%

Delta Air Lines, Inc.	33,900	1,352,949
Southwest Airlines Co.	28,018	741,076
		2,094,025

Aluminum–0.08%

Alcoa Inc.	43,013	585,407

Apparel Retail–0.47%

Gap, Inc. (The)	10,529	434,111
L Brands, Inc.	9,704	556,913
Ross Stores, Inc.	8,534	584,152
TJX Cos., Inc. (The)	28,385	1,545,563
Urban Outfitters, Inc. (b)	4,385	146,985
		3,267,724

Apparel, Accessories & Luxury Goods–0.48%

Coach, Inc.	11,033	449,153
Fossil Group, Inc. (b)	1,929	202,082
Michael Kors Holdings Ltd. (b)	7,119	671,891

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

PVH Corp.	3,304	$434,906
Ralph Lauren Corp.	2,349	360,525
Under Armour, Inc. -Class A (b)	6,420	326,072
VF Corp.	14,100	888,582
		3,333,211

Application Software–0.61%

Adobe Systems Inc. (b)	18,579	1,199,089
Autodesk, Inc. (b)	9,086	475,834
Citrix Systems, Inc. (b)	7,366	456,471
Intuit Inc.	11,322	897,721
Salesforce.com, Inc. (b)	22,402	1,179,017
		4,208,132

Asset Management & Custody Banks–1.19%

Ameriprise Financial, Inc.	7,617	857,750
Bank of New York Mellon Corp. (The)	45,303	1,565,672
BlackRock, Inc.	5,014	1,528,769
Franklin Resources, Inc.	16,148	891,531
Invesco Ltd. (c)	17,287	634,433
Legg Mason, Inc.	4,185	204,395
Northern Trust Corp.	8,894	537,198
State Street Corp.	17,227	1,124,406
T. Rowe Price Group Inc.	10,466	853,293
		8,197,447

Auto Parts & Equipment–0.38%

BorgWarner, Inc.	9,138	574,689
Delphi Automotive PLC (United Kingdom)	11,130	768,638
Johnson Controls, Inc.	26,503	1,281,685
		2,625,012

Automobile Manufacturers–0.63%

Ford Motor Co.	157,409	2,587,804
General Motors Co.	52,031	1,799,232
		4,387,036

Automotive Retail–0.27%

AutoNation, Inc. (b)	2,498	142,811
AutoZone, Inc. (b)	1,351	719,407
CarMax, Inc. (b)	8,909	394,758
O’Reilly Automotive, Inc. (b)	4,224	624,941
		1,881,917

Biotechnology–2.45%

Alexion Pharmaceuticals, Inc. (b)	7,895	1,313,096
Amgen Inc.	30,134	3,495,243
Biogen Idec Inc. (b)	9,434	3,012,937
Celgene Corp. (b)	16,204	2,479,698
Gilead Sciences, Inc. (b)	61,395	4,985,888

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Regeneron Pharmaceuticals, Inc. (b)	3,148	$966,310
Vertex Pharmaceuticals Inc. (b)	9,409	679,894
		16,933,066

Brewers–0.06%

Molson Coors Brewing Co. -Class B	6,335	416,400

Broadcasting–0.34%

CBS Corp. -Class B	22,025	1,312,911
Discovery Communications, Inc. -Class A (b)	8,869	682,558
Scripps Networks Interactive Inc. -Class A	4,420	337,953
		2,333,422

Building Products–0.07%

Allegion PLC	3,595	188,342
Masco Corp.	14,223	302,950
		491,292

Cable & Satellite–1.26%

Cablevision Systems Corp. -Class A	8,524	150,278
Comcast Corp. -Class A	104,034	5,430,575
DIRECTV (b)	18,910	1,558,940
Time Warner Cable Inc.	11,073	1,563,065
		8,702,858

Casinos & Gaming–0.12%

International Game Technology	9,893	124,157
Wynn Resorts Ltd.	3,219	691,989
		816,146

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc.	9,119	402,786
Peabody Energy Corp.	10,852	175,369
		578,155

Commodity Chemicals–0.25%

LyondellBasell Industries N.V. -Class A	17,232	1,715,790

Communications Equipment–1.77%

Cisco Systems, Inc.	205,602	5,061,921
F5 Networks, Inc. (b)	3,037	329,666
Harris Corp.	4,220	325,995
Juniper Networks, Inc. (b)	19,973	488,540
Motorola Solutions, Inc.	9,017	607,926
QUALCOMM, Inc.	67,495	5,429,973
		12,244,021

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	10,864	300,498
GameStop Corp. -Class A	4,652	176,078
		476,576

Construction & Engineering–0.15%

Fluor Corp.	6,396	480,212
Jacobs Engineering Group, Inc. (b)	5,301	291,926
Quanta Services, Inc. (b)	8,717	295,942
		1,068,080

	Shares	Value

Construction Machinery & Heavy Trucks–0.69%

Caterpillar Inc.	25,457	$2,602,469
Cummins Inc.	6,937	1,060,876
Joy Global Inc.	3,996	228,371
PACCAR Inc.	14,105	893,693
		4,785,409

Construction Materials–0.05%

Vulcan Materials Co.	5,178	315,703

Consumer Electronics–0.08%

Garmin Ltd.	4,872	287,010
Harman International Industries, Inc.	2,749	288,727
		575,737

Consumer Finance–0.94%

American Express Co.	36,472	3,337,188
Capital One Financial Corp.	22,817	1,800,033
Discover Financial Services	18,794	1,111,289
Navient Corp.	17,110	270,338
		6,518,848

Data Processing & Outsourced Services–1.85%

Alliance Data Systems Corp. (b)	2,122	543,338
Automatic Data Processing, Inc.	19,236	1,532,724
Computer Sciences Corp.	5,824	366,271
Fidelity National Information Services, Inc.	11,639	630,252
Fiserv, Inc. (b)	10,111	607,772
MasterCard, Inc. -Class A	40,727	3,113,579
Paychex, Inc.	12,963	532,909
Total System Services, Inc.	6,635	200,775
Visa Inc. -Class A	20,242	4,348,589
Western Union Co. (The)	21,869	353,622
Xerox Corp.	44,456	549,032
		12,778,863

Department Stores–0.25%

Kohl’s Corp.	8,000	435,520
Macy’s, Inc.	14,746	883,138
Nordstrom, Inc.	5,727	389,780
		1,708,438

Distillers & Vintners–0.17%

Brown-Forman Corp. -Class B	6,465	599,112
Constellation Brands, Inc. -Class A (b)	6,701	563,755
		1,162,867

Distributors–0.08%

Genuine Parts Co.	6,170	532,656

Diversified Banks–4.88%

Bank of America Corp.	421,806	6,386,143
Citigroup Inc.	121,193	5,765,151
Comerica Inc.	7,229	346,775
JPMorgan Chase & Co.	151,143	8,399,017
U.S. Bancorp	72,743	3,069,027
Wells Fargo & Co.	191,114	9,704,769
		33,670,882

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Diversified Chemicals–0.87%

Dow Chemical Co. (The)	48,527	$2,529,227
E. I. du Pont de Nemours and Co.	37,000	2,564,470
Eastman Chemical Co.	6,045	533,532
FMC Corp.	5,296	405,462
		6,032,691

Diversified Metals & Mining–0.20%

Freeport-McMoRan Copper & Gold Inc.	41,445	1,411,202

Diversified REIT’s–0.11%

Vornado Realty Trust	6,926	741,636

Diversified Support Services–0.07%

Cintas Corp.	4,002	248,604
Iron Mountain Inc.	6,772	210,880
		459,484

Drug Retail–0.90%

CVS Caremark Corp.	47,194	3,696,234
Walgreen Co.	34,889	2,508,868
		6,205,102

Education Services–0.02%

Graham Holdings Co. -Class B	174	117,788

Electric Utilities–1.73%

American Electric Power Co., Inc.	19,497	1,040,165
Duke Energy Corp.	28,196	2,004,172
Edison International	12,982	715,828
Entergy Corp.	7,162	540,158
Exelon Corp.	34,221	1,260,359
FirstEnergy Corp.	16,665	563,610
NextEra Energy, Inc.	17,376	1,691,727
Northeast Utilities	12,542	569,407
Pepco Holdings, Inc.	10,026	277,720
Pinnacle West Capital Corp.	4,382	242,850
PPL Corp.	25,173	883,321
Southern Co. (The)	35,439	1,551,519
Xcel Energy, Inc.	19,927	612,955
		11,953,791

Electrical Components & Equipment–0.65%

AMETEK, Inc.	9,732	516,574
Eaton Corp. PLC	18,984	1,398,931
Emerson Electric Co.	28,083	1,873,979
Rockwell Automation, Inc.	5,525	668,967
		4,458,451

Electronic Components–0.25%

Amphenol Corp. -Class A	6,294	602,965
Corning Inc.	52,224	1,112,371
		1,715,336

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	5,660	197,591

Electronic Manufacturing Services–0.16%

Jabil Circuit, Inc.	7,489	140,943

	Shares	Value

Electronic Manufacturing Services–(continued)

TE Connectivity Ltd. (Switzerland)	16,412	$975,857
		1,116,800

Environmental & Facilities Services–0.22%

Republic Services, Inc.	10,818	382,957
Stericycle, Inc. (b)	3,407	389,659
Waste Management, Inc.	17,252	770,819
		1,543,435

Fertilizers & Agricultural Chemicals–0.55%

CF Industries Holdings, Inc.	2,213	538,445
Monsanto Co.	20,901	2,546,787
Mosaic Co. (The)	13,574	678,564
		3,763,796

Food Distributors–0.13%

Sysco Corp.	23,347	876,213

Food Retail–0.27%

Kroger Co. (The)	20,651	985,878
Safeway Inc.	9,191	315,619
Whole Foods Market, Inc.	14,845	567,673
		1,869,170

Footwear–0.33%

NIKE, Inc. -Class B	29,702	2,284,381

Gas Utilities–0.04%

AGL Resources Inc.	4,712	251,527

General Merchandise Stores–0.39%

Dollar General Corp. (b)	11,711	629,818
Dollar Tree, Inc. (b)	8,271	438,611
Family Dollar Stores, Inc.	3,772	221,039
Target Corp.	25,251	1,433,247
		2,722,715

Gold–0.07%

Newmont Mining Corp.	19,831	453,932

Health Care Distributors–0.51%

AmerisourceBergen Corp.	9,104	666,231
Cardinal Health, Inc.	13,685	966,571
McKesson Corp.	9,184	1,741,654
Patterson Cos. Inc.	3,263	127,779
		3,502,235

Health Care Equipment–2.02%

Abbott Laboratories	61,587	2,464,096
Baxter International Inc.	21,680	1,613,209
Becton, Dickinson and Co.	7,739	910,880
Boston Scientific Corp. (b)	52,852	678,091
C.R. Bard, Inc.	3,095	457,782
CareFusion Corp. (b)	8,300	356,319
Covidien PLC	17,989	1,315,176
Edwards Lifesciences Corp. (b)	4,248	344,938
Intuitive Surgical, Inc. (b)	1,532	566,442
Medtronic, Inc.	39,944	2,437,782

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

St. Jude Medical, Inc.	11,326	$735,057
Stryker Corp.	11,753	993,011
Varian Medical Systems, Inc. (b)	4,178	344,476
Zimmer Holdings, Inc.	6,755	704,884
		13,922,143

Health Care Facilities–0.03%

Tenet Healthcare Corp. (b)	3,843	180,621

Health Care REIT’s–0.33%

HCP, Inc.	18,246	761,770
Health Care REIT, Inc.	11,573	731,761
Ventas, Inc.	11,784	787,171
		2,280,702

Health Care Services–0.49%

DaVita HealthCare Partners Inc. (b)	7,030	496,248
Express Scripts Holding Co. (b)	30,973	2,213,640
Laboratory Corp. of America Holdings (b)	3,373	346,003
Quest Diagnostics Inc.	5,779	346,104
		3,401,995

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,709	269,979

Health Care Technology–0.09%

Cerner Corp. (b)	11,758	635,520

Home Entertainment Software–0.06%

Electronic Arts Inc. (b)	12,318	432,731

Home Furnishings–0.07%

Leggett & Platt, Inc.	5,543	188,018
Mohawk Industries, Inc. (b)	2,424	328,840
		516,858

Home Improvement Retail–0.94%

Home Depot, Inc. (The)	56,205	4,509,327
Lowe’s Cos., Inc.	41,741	1,965,166
		6,474,493

Homebuilding–0.12%

D.R. Horton, Inc.	11,320	268,058
Lennar Corp. -Class A	7,016	286,954
PulteGroup Inc.	13,703	268,031
		823,043

Homefurnishing Retail–0.08%

Bed Bath & Beyond Inc. (b)	8,535	519,355

Hotel and Resort REIT’s–0.10%

Host Hotels & Resorts Inc.	30,203	666,580

Hotels, Resorts & Cruise Lines–0.32%

Carnival Corp.	17,444	698,283
Marriott International Inc. -Class A	8,825	543,797
Starwood Hotels & Resorts Worldwide, Inc.	7,611	607,738

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp.	5,163	$381,701
		2,231,519

Household Appliances–0.06%

Whirlpool Corp.	3,111	446,584

Household Products–1.93%

Clorox Co. (The)	5,224	468,175
Colgate-Palmolive Co.	34,838	2,382,919
Kimberly-Clark Corp.	15,163	1,703,563
Procter & Gamble Co. (The)	108,220	8,743,094
		13,297,751

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	11,131	325,916

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	5,484	250,016

Hypermarkets & Super Centers–1.01%

Costco Wholesale Corp.	17,549	2,036,035
Wal-Mart Stores, Inc.	64,574	4,957,346
		6,993,381

Independent Power Producers & Energy Traders–0.12%

AES Corp. (The)	26,293	370,731
NRG Energy, Inc.	12,979	462,572
		833,303

Industrial Conglomerates–2.43%

3M Co.	25,127	3,581,854
Danaher Corp.	23,975	1,880,359
General Electric Co. (d)	400,452	10,728,109
Roper Industries, Inc.	3,936	557,653
		16,747,975

Industrial Gases–0.41%

Air Products and Chemicals, Inc.	8,454	1,014,226
Airgas, Inc.	2,653	282,067
Praxair, Inc.	11,749	1,553,688
		2,849,981

Industrial Machinery–0.83%

Dover Corp.	6,777	590,819
Flowserve Corp.	5,472	403,505
Illinois Tool Works Inc.	15,600	1,350,180
Ingersoll-Rand PLC	10,319	617,282
Pall Corp.	4,378	370,992
Parker Hannifin Corp.	5,984	749,376
Pentair PLC	7,836	584,879
Snap-on Inc.	2,325	272,653
Stanley Black & Decker Inc.	6,169	539,171
Xylem, Inc.	7,371	274,938
		5,753,795

Industrial REIT’s–0.12%

Prologis, Inc.	19,969	828,913

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Insurance Brokers–0.32%

Aon PLC	12,066	$1,085,216
Marsh & McLennan Cos., Inc.	21,902	1,101,014
		2,186,230

Integrated Oil & Gas–4.47%

Chevron Corp.	76,198	9,356,352
Exxon Mobil Corp.	172,473	17,338,711
Hess Corp.	10,906	995,718
Occidental Petroleum Corp.	31,720	3,162,167
		30,852,948

Integrated Telecommunication Services–2.46%

AT&T Inc.	207,820	7,371,375
CenturyLink Inc.	23,067	868,934
Frontier Communications Corp.	39,894	230,986
Verizon Communications Inc.	165,284	8,257,589
Windstream Holdings Inc.	23,824	227,996
		16,956,880

Internet Retail–1.31%

Amazon.com, Inc. (b)	14,847	4,640,430
Expedia, Inc.	4,092	299,944
Netflix Inc. (b)	2,386	996,942
Priceline Group Inc. (The) (b)	2,081	2,660,829
TripAdvisor Inc. (b)	4,387	426,285
		9,024,430

Internet Software & Services–3.10%

Akamai Technologies, Inc. (b)	7,098	385,705
eBay Inc. (b)	46,506	2,359,249
Facebook Inc. -Class A (b)	68,184	4,316,047
Google Inc. -Class A (b)	11,266	6,440,209
Google Inc. -Class C (b)	11,266	6,320,001
VeriSign, Inc. (b)	5,014	251,101
Yahoo! Inc. (b)	37,501	1,299,410
		21,371,722

Investment Banking & Brokerage–0.84%

Charles Schwab Corp. (The)	46,646	1,175,946
E*TRADE Financial Corp. (b)	11,539	235,049
Goldman Sachs Group, Inc. (The)	16,804	2,685,447
Morgan Stanley	55,986	1,727,728
		5,824,170

IT Consulting & Other Services–1.55%

Accenture PLC -Class A	25,424	2,070,785
Cognizant Technology Solutions Corp. -Class A (b)	24,243	1,178,452
International Business Machines Corp.	39,068	7,202,577
Teradata Corp. (b)	6,353	266,762
		10,718,576

Leisure Products–0.11%

Hasbro, Inc.	4,629	248,577
Mattel, Inc.	13,584	527,467
		776,044

	Shares	Value

Life & Health Insurance–0.95%

Aflac, Inc.	18,192	$1,113,896
Lincoln National Corp.	10,527	504,875
MetLife, Inc.	44,843	2,283,854
Principal Financial Group, Inc.	11,008	514,844
Prudential Financial, Inc.	18,503	1,520,207
Torchmark Corp.	3,508	283,902
Unum Group	10,380	351,986
		6,573,564

Life Sciences Tools & Services–0.45%

Agilent Technologies, Inc.	13,307	757,700
PerkinElmer, Inc.	4,532	203,804
Thermo Fisher Scientific, Inc.	15,636	1,828,005
Waters Corp. (b)	3,350	335,536
		3,125,045

Managed Health Care–1.05%

Aetna Inc.	14,475	1,122,536
Cigna Corp.	10,886	977,345
Humana Inc.	6,178	768,914
UnitedHealth Group Inc.	39,480	3,143,793
WellPoint, Inc.	11,273	1,221,542
		7,234,130

Metal & Glass Containers–0.08%

Ball Corp.	5,609	338,559
Owens-Illinois, Inc. (b)	6,548	217,590
		556,149

Motorcycle Manufacturers–0.09%

Harley-Davidson, Inc.	8,788	626,057

Movies & Entertainment–1.75%

Time Warner Inc.	35,628	2,487,903
Twenty-First Century Fox, Inc. -Class A	77,463	2,742,965
Viacom Inc. -Class B	15,904	1,357,088
Walt Disney Co. (The)	65,066	5,466,195
		12,054,151

Multi-Line Insurance–0.70%

American International Group, Inc.	58,427	3,159,148
Assurant, Inc.	2,872	194,751
Genworth Financial Inc. -Class A (b)	19,774	335,960
Hartford Financial Services Group, Inc. (The)	17,771	615,765
Loews Corp.	12,192	525,841
		4,831,465

Multi-Sector Holdings–1.38%

Berkshire Hathaway Inc. -Class B (b)	71,850	9,221,229
Leucadia National Corp.	12,488	320,317
		9,541,546

Multi-Utilities–1.15%

Ameren Corp.	9,668	380,436
CenterPoint Energy, Inc.	17,080	411,970
CMS Energy Corp.	10,694	318,146
Consolidated Edison, Inc.	11,670	641,967

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Multi-Utilities–(continued)

Dominion Resources, Inc.	23,208	$1,600,424
DTE Energy Co.	7,071	538,244
Integrys Energy Group, Inc.	3,236	187,656
NiSource Inc.	12,555	469,180
PG&E Corp.	18,265	837,815
Public Service Enterprise Group Inc.	20,157	785,317
SCANA Corp.	5,677	295,204
Sempra Energy	9,051	908,268
TECO Energy, Inc.	8,217	141,907
Wisconsin Energy Corp.	8,971	408,360
		7,924,894

Office REIT’s–0.11%

Boston Properties, Inc.	6,071	732,648

Office Services & Supplies–0.03%

Pitney Bowes Inc.	8,042	222,200

Oil & Gas Drilling–0.35%

Diamond Offshore Drilling, Inc.	2,757	140,772
Ensco PLC -Class A	9,308	490,159
Helmerich & Payne, Inc.	4,267	469,157
Nabors Industries Ltd.	10,446	273,999
Noble Corp. PLC	10,096	317,620
Rowan Cos. PLC -Class A	5,006	154,986
Transocean Ltd.	13,498	573,530
		2,420,223

Oil & Gas Equipment & Services–1.63%

Baker Hughes Inc.	17,448	1,230,433
Cameron International Corp. (b)	8,652	553,295
FMC Technologies, Inc. (b)	9,440	548,086
Halliburton Co.	33,960	2,195,175
National Oilwell Varco Inc. (b)	17,136	1,266,865
Schlumberger Ltd.	52,179	5,428,703
		11,222,557

Oil & Gas Exploration & Production–2.66%

Anadarko Petroleum Corp.	20,132	2,070,777
Apache Corp.	15,753	1,468,495
Cabot Oil & Gas Corp.	16,865	611,188
Chesapeake Energy Corp.	20,207	580,345
ConocoPhillips	48,937	3,912,024
Denbury Resources Inc.	14,207	239,956
Devon Energy Corp.	15,308	1,131,261
EOG Resources, Inc.	21,810	2,307,498
EQT Corp.	6,000	641,280
Marathon Oil Corp.	27,816	1,019,735
Murphy Oil Corp.	6,872	423,796
Newfield Exploration Co. (b)	5,436	198,305
Noble Energy, Inc.	14,411	1,038,601
Pioneer Natural Resources Co.	5,718	1,201,695
QEP Resources Inc.	7,143	228,147
Range Resources Corp.	6,559	609,659
Southwestern Energy Co. (b)	14,085	640,445
		18,323,207

	Shares	Value

Oil & Gas Refining & Marketing–0.66%

Marathon Petroleum Corp.	11,756	$1,050,869
Phillips 66	23,453	1,988,580
Tesoro Corp.	5,279	296,680
Valero Energy Corp.	21,254	1,191,286
		4,527,415

Oil & Gas Storage & Transportation–0.55%

Kinder Morgan Inc.	26,729	892,481
ONEOK, Inc.	8,316	536,299
Spectra Energy Corp.	26,773	1,086,448
Williams Cos., Inc. (The)	27,316	1,282,760
		3,797,988

Packaged Foods & Meats–1.50%

Campbell Soup Co.	7,088	325,339
ConAgra Foods, Inc.	16,819	543,254
General Mills, Inc.	24,926	1,369,185
Hershey Co. (The)	6,005	584,527
Hormel Foods Corp.	5,327	262,142
JM Smucker Co. (The)	4,147	425,482
Kellogg Co.	10,254	707,321
Keurig Green Mountain Inc.	5,154	581,268
Kraft Foods Group, Inc.	23,834	1,417,169
McCormick & Co., Inc.	5,206	376,446
Mead Johnson Nutrition Co.	8,045	719,786
Mondelez International Inc. -Class A	67,890	2,554,022
Tyson Foods, Inc. -Class A	10,696	454,152
		10,320,093

Paper Packaging–0.13%

Avery Dennison Corp.	3,839	194,637
Bemis Co., Inc.	4,056	167,959
MeadWestvaco Corp.	6,940	281,625
Sealed Air Corp.	7,801	256,887
		901,108

Paper Products–0.12%

International Paper Co.	17,513	834,144

Personal Products–0.15%

Avon Products, Inc.	17,281	246,945
Estee Lauder Cos. Inc. (The) -Class A	10,188	780,605
		1,027,550

Pharmaceuticals–6.04%

AbbVie Inc.	63,402	3,444,631
Actavis PLC (b)	6,953	1,470,838
Allergan, Inc.	11,927	1,997,295
Bristol-Myers Squibb Co.	65,618	3,263,839
Eli Lilly and Co.	39,308	2,352,977
Forest Laboratories, Inc. (b)	9,518	902,116
Hospira, Inc. (b)	6,662	327,571
Johnson & Johnson	112,909	11,455,747
Merck & Co., Inc.	117,368	6,790,912
Mylan Inc. (b)	14,843	739,775
Perrigo Co. PLC	5,338	737,712

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	254,761	$7,548,568
Zoetis Inc.	19,924	611,667
		41,643,648

Property & Casualty Insurance–0.85%

ACE Ltd.	13,436	1,393,448
Allstate Corp. (The)	17,844	1,039,591
Chubb Corp. (The)	9,802	908,253
Cincinnati Financial Corp.	5,869	287,698
Progressive Corp. (The)	21,840	546,655
Travelers Cos., Inc. (The)	14,061	1,314,001
XL Group PLC	11,017	357,612
		5,847,258

Publishing–0.09%

Gannett Co., Inc.	9,030	250,944
News Corp. -Class A (b)	19,873	339,033
		589,977

Railroads–0.94%

CSX Corp.	40,194	1,181,704
Kansas City Southern	4,380	470,938
Norfolk Southern Corp.	12,378	1,247,083
Union Pacific Corp.	18,161	3,618,942
		6,518,667

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	11,148	332,656

Regional Banks–0.96%

BB&T Corp.	28,373	1,075,904
Fifth Third Bancorp	33,983	703,108
Huntington Bancshares Inc.	33,175	307,532
KeyCorp	35,497	485,954
M&T Bank Corp.	5,254	637,678
PNC Financial Services Group, Inc. (The)	21,316	1,817,616
Regions Financial Corp.	56,657	577,335
SunTrust Banks, Inc.	21,377	819,167
Zions Bancorp.	7,353	210,222
		6,634,516

Research & Consulting Services–0.15%

Dun & Bradstreet Corp. (The)	1,534	158,386
Equifax Inc.	4,855	343,685
Nielsen N.V.	11,340	547,268
		1,049,339

Residential REIT’s–0.31%

Apartment Investment & Management Co. -Class A	5,859	184,441
AvalonBay Communities, Inc.	4,846	687,357
Equity Residential	13,353	825,215
Essex Property Trust, Inc.	2,457	444,619
		2,141,632

Restaurants–1.24%

Chipotle Mexican Grill, Inc. (b)	1,241	678,939
Darden Restaurants, Inc.	5,264	263,832

	Shares	Value

Restaurants–(continued)

McDonald’s Corp.	39,553	$4,011,861
Starbucks Corp.	30,169	2,209,577
Yum! Brands, Inc.	17,680	1,366,841
		8,531,050

Retail REIT’s–0.48%

General Growth Properties, Inc.	20,808	495,855
Kimco Realty Corp.	16,324	374,146
Macerich Co. (The)	5,585	368,833
Simon Property Group, Inc.	12,542	2,087,741
		3,326,575

Security & Alarm Services–0.15%

ADT Corp. (The)	7,316	235,575
Tyco International Ltd.	18,371	801,711
		1,037,286

Semiconductor Equipment–0.26%

Applied Materials, Inc.	48,337	975,924
KLA-Tencor Corp.	6,657	436,167
Lam Research Corp.	6,500	403,260
		1,815,351

Semiconductors–1.89%

Altera Corp.	12,630	418,432
Analog Devices, Inc.	12,480	653,702
Avago Technologies Ltd. (Singapore)	9,966	704,297
Broadcom Corp. -Class A	22,029	702,064
First Solar, Inc. (b)	2,809	173,540
Intel Corp.	198,447	5,421,572
Linear Technology Corp.	9,415	434,596
Microchip Technology Inc. (b)	7,954	378,610
Micron Technology, Inc. (b)	42,342	1,210,558
NVIDIA Corp.	22,121	420,299
Texas Instruments Inc.	43,274	2,033,013
Xilinx, Inc.	10,611	498,293
		13,048,976

Soft Drinks–1.86%

Coca-Cola Co. (The)	151,233	6,186,942
Coca-Cola Enterprises, Inc.	9,485	432,895
Dr Pepper Snapple Group, Inc.	7,873	454,272
Monster Beverage Corp. (b)	5,379	373,195
PepsiCo, Inc.	60,765	5,367,373
		12,814,677

Specialized Consumer Services–0.05%

H&R Block, Inc.	10,944	325,912

Specialized Finance–0.51%

CME Group Inc. -Class A	12,621	908,712
Intercontinental Exchange, Inc.	4,575	898,530
McGraw Hill Financial, Inc.	10,863	888,268
Moody’s Corp.	7,523	643,517
NASDAQ OMX Group, Inc. (The)	4,700	178,130
		3,517,157

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

	Shares	Value

Specialized REIT’s–0.65%

American Tower Corp.	15,765	$1,413,017
Crown Castle International Corp.	13,378	1,026,494
Plum Creek Timber Co., Inc.	7,031	317,098
Public Storage	5,757	992,392
Weyerhaeuser Co.	23,331	733,060
		4,482,061

Specialty Chemicals–0.55%

Ecolab Inc.	10,808	1,180,126
International Flavors & Fragrances Inc.	3,247	322,297
PPG Industries, Inc.	5,528	1,114,500
Sherwin-Williams Co. (The)	3,422	700,175
Sigma-Aldrich Corp.	4,748	467,821
		3,784,919

Specialty Stores–0.19%

PetSmart, Inc.	4,112	236,316
Staples, Inc.	25,971	292,174
Tiffany & Co.	4,346	432,036
Tractor Supply Co.	5,549	360,796
		1,321,322

Steel–0.14%

Allegheny Technologies, Inc.	4,301	176,642
Nucor Corp.	12,679	641,938
United States Steel Corp.	5,807	133,793
		952,373

Systems Software–2.83%

CA, Inc.	12,914	370,503
Microsoft Corp.	301,489	12,342,960
Oracle Corp.	138,218	5,807,920
Red Hat, Inc. (b)	7,531	377,454
Symantec Corp.	27,567	606,198
		19,505,035

Technology Hardware, Storage & Peripherals–4.35%

Apple Inc.	35,601	22,535,433
EMC Corp.	80,848	2,147,323
Hewlett-Packard Co.	75,639	2,533,906
NetApp, Inc.	13,221	489,309
SanDisk Corp.	8,978	867,544
Seagate Technology PLC	13,120	704,938
Western Digital Corp.	8,375	735,744
		30,014,197

Thrifts & Mortgage Finance–0.05%

Hudson City Bancorp, Inc.	18,943	185,073
People’s United Financial Inc.	12,382	177,929
		363,002

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	9,902	261,116

Tobacco–1.53%

Altria Group, Inc.	79,502	3,304,103
Lorillard, Inc.	14,456	898,730

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	63,269	$5,601,837
Reynolds American Inc.	12,459	742,930
		10,547,600

Trading Companies & Distributors–0.17%

Fastenal Co.	10,883	530,546
W.W. Grainger, Inc.	2,449	632,748
		1,163,294

Trucking–0.03%

Ryder System, Inc.	2,089	181,304
Total Common Stocks & Other Equity Interests (Cost $333,443,328)		684,703,890

Money Market Funds–0.61%

Liquid Assets Portfolio –Institutional Class (e)	2,114,899	2,114,899
Premier Portfolio –Institutional Class (e)	2,114,898	2,114,898
Total Money Market Funds (Cost $4,229,797)		4,229,797
TOTAL INVESTMENTS–99.84% (Cost $337,673,125)		688,933,687
OTHER ASSETS LESS LIABILITIES–0.16%		1,072,757
NET ASSETS–100.00%		$690,006,444

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco S&P 500 Index Fund

A.	Security Valuations –(continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$688,933,687	$--	$--	$688,933,687
Futures*	160,477	--	--	160,477
Total Investments	$689,094,164	$--	$--	$689,094,164

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts-Market Risk	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500	Long	61	June-2014	$5,860,575	$160,477

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended May 31, 2014.

	Value 08/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/14	Dividend Income
Invesco Ltd.	$544,689	$--	$(22,427)	$107,663	$4,508	$634,433	$12,262

Invesco S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $23,330,566 and $27,972,909, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$329,621,468
Aggregate unrealized (depreciation) of investment securities	(6,041,478)
Net unrealized appreciation of investment securities	$323,579,990
Cost of investments for tax purposes is $365,353,697.

Invesco S&P 500 Index Fund

Invesco Pennsylvania Tax Free Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2014

invesco.com/us	VK-PTFI-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.76%

Pennsylvania–97.16%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,034,430
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,036,037
Series 2011 A, University RB	5.50%	03/01/31	550	620,021
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,064,790
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,519,552
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,429,887
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	987,693
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,258,125
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	850	860,667
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	550,635
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,526,370
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	700	700,175
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (c)	2.70%	04/02/18	230	233,567
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,563,389
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	450	442,008
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,900,458
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,078,890
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,121,780
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,011,560
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,230,064
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, RB (c)(d)	6.13%	11/15/14	1,000	1,027,450
Series 2011, RB	6.25%	11/15/41	500	568,470
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	518,915
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	929,682
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	255,565
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	903,747
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	802,590
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,016,920
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,049,700
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,458,539
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,000	1,000,280
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,348
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	150	158,022
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,541,025
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/25	540	593,719
Series 2012, Ref. RB	5.00%	01/01/27	535	575,954
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,068,420
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	3,535	4,013,321
Series 2002, RB	5.75%	07/01/32	1,000	1,199,950

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (a)	5.00%	07/01/24	$1,000	$1,124,980
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/35	500	514,800
Series 2014, RB	5.00%	07/01/39	250	255,758
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,001,440
Series 2008, College RB	5.50%	03/15/38	500	522,555
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,063,040
Geisinger Authority (Geisinger Health System Foundation); Series 2011 A1, Health System RB	5.13%	06/01/41	500	544,085
Series 2013 A, VRD Health System RB (e)	0.03%	10/01/43	700	700,000
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	365,127
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	1,001,777
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	779,320
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB (f)	6.00%	11/01/23	1,760	880,000
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	814,890
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,329,025
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/37	1,500	1,541,385
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,520,022
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,135,010
Series 2012, Ref. RB	5.00%	11/15/28	900	962,712
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,702,605
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	537,695
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,114,927
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,104,910
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,050,390
Series 2010 C, Hospital RB (c)	4.50%	08/15/16	1,000	1,064,180
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	543,512
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (g)	5.00%	06/15/34	3,000	3,456,420
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	536,635
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (b)	5.00%	11/01/41	1,200	1,270,500
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,076,340
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (c)	2.55%	12/03/18	1,500	1,517,250
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,355,796
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	543,977
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB	5.88%	07/01/38	750	774,600
Series 2010, RB	6.00%	07/01/43	500	525,180
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,239,071
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,346,059
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/34	500	531,100

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	$820	$881,213
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	4,700	4,898,575
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,115,190
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(h)	6.25%	06/01/33	2,000	2,258,880
Series 2009 E, Sub. Conv. CAB RB (h)	6.38%	12/01/38	1,435	1,493,821
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	530,945
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	5.50%	12/01/34	1,000	1,023,210
Series 2010 B 2, Conv. CAB RB (h)	5.00%	12/01/30	625	635,050
Series 2010 B 2, Conv. CAB RB (h)	5.13%	12/01/35	500	502,105
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, VRD RB (e)	0.07%	07/01/41	200	200,000
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,582,455
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	570,650
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,034,910
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	875	915,399
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,225,281
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	760,480
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	795,983
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (i)	6.50%	06/15/33	945	963,919
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB (f)	5.25%	09/01/31	1,250	437,488
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,517,725
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,000	1,121,340
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,044,180
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,134,340
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,349,212
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	571,325
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,723,395
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,089,200
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	500	561,550
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	435	460,352
Series 2005 B, Unlimited Tax GO Bonds (c)(d)	5.00%	08/15/15	130	137,576
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	435	454,475
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,052,600
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (b)	5.00%	01/01/27	750	813,097
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,180,540
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	544,310
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (c)	5.45%	07/01/17	1,425	1,449,980
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB (c)(d)	5.75%	01/01/16	2,500	2,711,875
Series 2005 A, Retirement Community RB (c)(d)	5.88%	01/01/16	900	978,048
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	826,380
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	901,382
				124,868,224

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–3.29%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	$1,250	$1,369,038
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	444,481
Series 2012 A, Ref. RB	5.00%	10/01/34	520	562,271
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,036,110
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	820,568
				4,232,468

Puerto Rico–1.24%

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/28	600	586,752
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	100	89,418
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010, Conv. CAB RB (h)	6.25%	08/01/33	1,065	638,936
Series 2011 C, RB	5.25%	08/01/40	310	277,596
				1,592,702

Virgin Islands–1.07%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	839,505
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	539,760
				1,379,265
TOTAL INVESTMENTS(j)–102.76% (Cost $125,296,660)				132,072,659
FLOATING RATE NOTE OBLIGATIONS–(3.99)%
Notes with interest and fee rates ranging from 0.59% to 0.60% at 05/31/14 and maturities of collateral ranging from 06/15/34 to 07/15/38 (See Note 1D)(k)				(5,135,000)
OTHER ASSETS AND OTHER LIABILITIES–1.23%				1,582,602
NET ASSETS–100.00%				$128,520,261

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
GNMA	— Government National Mortgage Association
GO	— General Obligation

INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
Radian	— Radian Asset Assurance, Inc.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2014.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2014 was $1,317,488, which represented 1.03% of the Fund’s Net Assets.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2014 represented less than 1% of the Fund’s Net Assets.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.6%
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2014. At May 31, 2014, the Fund’s investments with a value of $8,354,995 are held by Dealer Trusts and serve as collateral for the $5,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $5,853,287 and $15,714,312, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,153,406
Aggregate unrealized (depreciation) of investment securities	(2,187,951)
Net unrealized appreciation of investment securities	$6,965,455
Cost of investments for tax purposes is $125,107,204.

Invesco Pennsylvania Tax Free Income Fund

Invesco Small Cap Discovery Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	VK-SCD-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–99.09%

Aerospace & Defense–1.02%

TASER International, Inc. (b)	682,905	$9,062,149

Airlines–0.51%

Alaska Air Group, Inc.	45,959	4,525,123

Apparel, Accessories & Luxury Goods–1.08%

G-III Apparel Group, Ltd. (b)	129,901	9,524,341

Application Software–6.21%

Aspen Technology, Inc. (b)	205,273	8,824,686
Bottomline Technologies (de), Inc. (b)	193,630	5,580,417
Cadence Design Systems, Inc. (b)	615,889	10,279,188
Guidewire Software Inc. (b)	185,399	7,002,520
Manhattan Associates, Inc. (b)	287,880	9,344,585
PTC Inc. (b)	260,124	9,572,563
Qlik Technologies Inc. (b)	202,885	4,404,633
		55,008,592

Asset Management & Custody Banks–0.99%

Affiliated Managers Group, Inc. (b)	46,274	8,727,276

Auto Parts & Equipment–2.32%

Tenneco Inc. (b)	171,763	10,949,891
TRW Automotive Holdings Corp. (b)	112,567	9,553,561
		20,503,452

Biotechnology–5.67%

Clovis Oncology Inc. (b)	107,961	5,528,683
Cubist Pharmaceuticals, Inc. (b)	157,089	10,462,127
Intercept Pharmaceuticals Inc. (b)	7,540	1,784,039
Medivation Inc. (b)	153,876	11,206,789
NPS Pharmaceuticals, Inc. (b)	337,144	10,495,293
Synageva BioPharma Corp. (b)(c)	82,887	6,726,280
TESARO, Inc. (b)	149,690	3,987,742
		50,190,953

Broadcasting–0.55%

Nexstar Broadcasting Group, Inc. -Class A (c)	105,123	4,884,015

Building Products–4.22%

A.O. Smith Corp.	241,740	11,937,121
Lennox International Inc.	150,149	12,750,653
Owens Corning Inc.	167,870	6,884,349
Trex Co., Inc. (b)	186,147	5,753,804
		37,325,927

	Shares	Value

Commodity Chemicals–0.71%

Methanex Corp. (Canada)(c)	109,807	$6,269,980

Communications Equipment–2.16%

ARRIS Group Inc. (b)	312,617	10,350,749
Aruba Networks, Inc. (b)	116,530	2,157,553
Finisar Corp. (b)	278,133	6,605,659
		19,113,961

Construction & Engineering–3.09%

Dycom Industries, Inc. (b)	213,693	6,357,367
Foster Wheeler AG (Switzerland)	320,405	10,848,913
MasTec Inc. (b)	281,291	10,126,476
		27,332,756

Construction Machinery & Heavy Trucks–1.09%

Manitowoc Co., Inc. (The)	356,767	9,650,547

Consumer Electronics–1.13%

Harman International Industries, Inc.	95,464	10,026,584

Data Processing & Outsourced Services–4.12%

Euronet Worldwide, Inc. (b)	196,708	9,272,815
Jack Henry & Associates, Inc.	148,746	8,625,780
MAXIMUS, Inc.	258,075	11,530,791
WEX Inc. (b)	73,334	7,061,331
		36,490,717

Electronic Components–1.03%

Belden Inc.	126,411	9,100,328

Electronic Equipment & Instruments–0.95%

Cognex Corp. (b)	234,665	8,447,940

Electronic Manufacturing Services–0.53%

IPG Photonics Corp. (b)(c)	74,026	4,671,041

Environmental & Facilities Services–1.18%

Clean Harbors, Inc. (b)	170,517	10,420,294

Footwear–0.85%

Steven Madden, Ltd. (b)	237,369	7,562,576

General Merchandise Stores–1.11%

Tuesday Morning Corp. (b)	610,347	9,863,207

Health Care Equipment–2.81%

DexCom Inc. (b)	110,085	3,716,469
Insulet Corp. (b)	231,468	8,478,673
Thoratec Corp. (b)	166,382	5,510,572

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Health Care Equipment–(continued)

Wright Medical Group, Inc. (b)	234,715	$7,135,336
		24,841,050

Health Care Facilities–3.48%

Acadia Healthcare Co., Inc. (b)	313,064	13,349,049
Capital Senior Living Corp. (b)	346,378	8,223,014
Tenet Healthcare Corp. (b)	197,423	9,278,881
		30,850,944

Health Care Services–1.60%

Team Health Holdings, Inc. (b)	279,893	14,210,168

Health Care Supplies–0.92%

Align Technology, Inc. (b)	149,293	8,152,891

Home Furnishings–0.65%

La-Z-Boy Inc.	235,290	5,745,782

Home Improvement Retail–0.95%

Lumber Liquidators Holdings, Inc. (b)(c)	108,426	8,422,532

Homebuilding–0.57%

Taylor Morrison Home Corp. -Class A (b)	235,246	5,010,740

Housewares & Specialties–0.67%

Jarden Corp. (b)	104,488	5,911,931

Human Resource & Employment Services–1.73%

On Assignment, Inc. (b)	166,450	5,867,362
TrueBlue, Inc. (b)	346,347	9,424,102
		15,291,464

Industrial Conglomerates–1.02%

Carlisle Cos. Inc.	106,118	9,005,173

Industrial Machinery–3.34%

EnPro Industries, Inc. (b)	120,236	8,824,120
ITT Corp.	200,545	8,759,805
TriMas Corp. (b)	88,260	3,098,809
Woodward Inc.	198,981	8,894,451
		29,577,185

Internet Software & Services–4.12%

CoStar Group Inc. (b)	49,816	7,898,327
Dealertrack Technologies Inc. (b)	219,945	8,734,016
Marketo, Inc. (b)(c)	188,588	4,371,470
Web.com Group Inc. (b)	286,796	9,877,254
Yelp Inc. (b)(c)	84,244	5,572,740
		36,453,807

Investment Banking & Brokerage–2.37%

Evercore Partners Inc. -Class A	217,260	11,957,990
Stifel Financial Corp. (b)	199,873	9,034,260
		20,992,250

	Shares	Value

IT Consulting & Other Services–0.79%

Acxiom Corp. (b)	81,411	$1,850,472
InterXion Holding N.V. (Netherlands)(b)	196,047	5,154,076
		7,004,548

Leisure Products–1.24%

Brunswick Corp.	255,556	11,014,464

Life Sciences Tools & Services–3.84%

Bruker Corp. (b)	470,289	9,852,555
Fluidigm Corp. (b)	239,526	6,644,451
PAREXEL International Corp. (b)	179,252	9,043,263
Techne Corp.	96,395	8,462,517
		34,002,786

Marine–0.52%

Kirby Corp. (b)	41,882	4,630,055

Movies & Entertainment–2.23%

Cinemark Holdings, Inc.	365,356	11,516,021
Lions Gate Entertainment Corp. (c)	313,522	8,192,330
		19,708,351

Office Services & Supplies–1.50%

Steelcase Inc. -Class A	811,323	13,297,584

Oil & Gas Equipment & Services–1.56%

Dril-Quip, Inc. (b)	64,066	6,548,827
Superior Energy Services, Inc.	217,806	7,228,981
		13,777,808

Oil & Gas Exploration & Production–3.70%

Gulfport Energy Corp. (b)	124,501	7,660,546
Laredo Petroleum Inc. (b)	246,328	6,815,896
PDC Energy, Inc. (b)	144,532	9,277,509
Stone Energy Corp. (b)	202,912	9,007,264
		32,761,215

Oil & Gas Refining & Marketing–0.75%

Delek US Holdings, Inc.	212,409	6,599,548

Packaged Foods & Meats–2.43%

Annie’s, Inc. (b)(c)	91,174	2,983,213
B&G Foods Inc.	140,268	4,805,582
TreeHouse Foods, Inc. (b)	91,933	6,890,378
WhiteWave Foods Co. -Class A (b)	218,246	6,872,567
		21,551,740

Pharmaceuticals–1.08%

Impax Laboratories, Inc. (b)	346,153	9,609,207

Regional Banks–2.29%

East West Bancorp, Inc.	133,369	4,465,194

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Regional Banks–(continued)

Signature Bank (b)	59,072	$6,841,719
SVB Financial Group (b)	85,309	8,995,834
		20,302,747

Restaurants–2.63%

Fiesta Restaurant Group, Inc. (b)	192,214	7,740,458
Jack in the Box Inc.	141,530	8,170,527
Texas Roadhouse, Inc.	290,425	7,341,944
		23,252,929

Semiconductor Equipment–0.48%

GT Advanced Technologies Inc. (b)(c)	250,756	4,227,746

Semiconductors–2.75%

Cavium Inc. (b)	159,706	7,822,400
Integrated Device Technology, Inc. (b)	343,108	4,563,336
Power Integrations, Inc.	102,448	5,152,110
Silicon Laboratories Inc. (b)	150,383	6,785,281
		24,323,127

Specialty Chemicals–2.66%

Cytec Industries Inc.	65,200	6,477,620
PolyOne Corp.	229,659	9,216,216
Rockwood Holdings Inc.	103,271	7,886,806
		23,580,642

Specialty Stores–0.50%

Tractor Supply Co.	67,472	4,387,029

Steel–0.81%

Commercial Metals Co.	404,200	7,174,550

Systems Software–1.08%

CommVault Systems, Inc. (b)	95,145	4,654,494
MICROS Systems, Inc. (b)	92,448	4,938,572
		9,593,066

Trading Companies & Distributors–0.75%

WESCO International, Inc. (b)(c)	77,795	6,645,249

Trucking–0.75%

Werner Enterprises, Inc.	250,508	6,613,411
Total Common Stocks (Cost $681,044,114)		877,225,478

Money Market Funds–0.24%

Liquid Assets Portfolio –Institutional Class (d)	1,041,909	1,041,909
Premier Portfolio –Institutional Class (d)	1,041,908	1,041,908
Total Money Market Funds (Cost $2,083,817)		2,083,817

	Shares	Value

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.33% (Cost $683,127,931)		$879,309,295

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–4.04%

Liquid Assets Portfolio - Institutional Class (Cost $35,779,565)(d)(e)	35,779,565	35,779,565
TOTAL INVESTMENTS–103.37% (Cost $718,907,496)		915,088,860
OTHER ASSETS LESS LIABILITIES–(3.37)%		(29,818,861)
NET ASSETS–100.00%		$885,269,999

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of May 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$34,127,319	$(34,127,319)	$--

*Amount	does not include excess collateral received.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Small Cap Discovery Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Discovery Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2014 was $581,216,275 and $640,228,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$210,565,758
Aggregate unrealized (depreciation) of investment securities	(17,057,603)
Net unrealized appreciation of investment securities	$193,508,155
Cost of investments for tax purposes is $721,580,705.

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2014

invesco.com/us	SRR-QTR-1 5/14	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2014

(Unaudited)

	Principal Amount		Value

U.S. Treasury Securities–44.94%

U.S. Treasury Bills–0.07%

0.04%, 11/13/14(b)(c)	$10,000		$9,998

U.S. Treasury Inflation - Indexed Bonds–44.87%

1.88%, 07/15/15	137,217	(d)	142,907
2.00%, 01/15/16	134,475	(d)	141,987
0.13%, 04/15/16	275,008	(d)	282,210
2.50%, 07/15/16	156,721	(d)	170,350
2.38%, 01/15/17	134,691	(d)	147,522
0.13%, 04/15/17	309,893	(d)	320,241
2.63%, 07/15/17	105,986	(d)	118,800
1.63%, 01/15/18	124,018	(d)	135,461
0.13%, 04/15/18	342,296	(d)	353,526
1.38%, 07/15/18	109,532	(d)	119,873
2.13%, 01/15/19	107,812	(d)	121,521
0.13%, 04/15/19	154,226	(d)	158,607
1.88%, 07/15/19	121,683	(d)	137,043
1.38%, 01/15/20	138,716	(d)	152,044
1.25%, 07/15/20	235,020	(d)	257,605
1.13%, 01/15/21	264,536	(d)	286,324
0.63%, 07/15/21	251,513	(d)	264,921
0.13%, 01/15/22	289,069	(d)	290,886
0.13%, 07/15/22	282,453	(d)	284,187
0.13%, 01/15/23	281,402	(d)	280,583
0.38%, 07/15/23	279,109	(d)	284,929
0.63%, 01/15/24	189,296	(d)	196,293
2.38%, 01/15/25	235,573	(d)	286,437
2.00%, 01/15/26	159,465	(d)	188,543
2.38%, 01/15/27	128,835	(d)	158,592
1.75%, 01/15/28	117,254	(d)	135,341
3.63%, 04/15/28	163,558	(d)	230,607
2.50%, 01/15/29	103,411	(d)	130,840
3.88%, 04/15/29	188,217	(d)	275,939
3.38%, 04/15/32	43,912	(d)	63,575
2.13%, 02/15/40	111,465	(d)	140,865
2.13%, 02/15/41	172,570	(d)	219,680
0.75%, 02/15/42	162,020	(d)	151,130
0.63%, 02/15/43	158,209	(d)	142,286
1.38%, 02/15/44	60,808	(d)	66,320
			6,837,975
Total U.S. Treasury Securities (Cost $6,739,733)			6,847,973

	Shares	Value

Common Stocks–29.53%

Mutual Funds–29.53%

Invesco Floating Rate Fund –Class R6 (Cost $4,495,000)(e)	564,695	$4,500,616

	Principal Amount

U.S. Dollar Denominated Bonds and Notes–24.18%

Aerospace & Defense–0.91%

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 07/15/21	$125,000	138,438

Alternative Carriers–0.89%

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	125,000	135,938

Auto Parts & Equipment–0.86%

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	125,000	130,781

Broadcasting–0.88%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	125,000	134,531

Building Products–0.87%

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	132,188

Cable & Satellite–1.71%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	125,000	129,062
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	125,000	131,719
		260,781

Casinos & Gaming–0.92%

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	125,000	139,687

Coal & Consumable Fuels–0.87%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	125,000	133,125

Construction Machinery & Heavy Trucks–1.40%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	125,000	127,812

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	$82,000	$85,485
		213,297

Data Processing & Outsourced Services–0.91%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	125,000	138,906

Health Care Facilities–0.88%

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	125,000	133,906

Household Appliances–0.88%

Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	125,000	133,906

Internet Software & Services–0.52%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	79,875

Leisure Facilities–0.01%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/24(f)	2,000	2,025

Oil & Gas Drilling–0.03%

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(f)	4,000	3,976

Oil & Gas Equipment & Services–0.84%

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	125,000	127,344

Oil & Gas Exploration & Production–1.81%

Baytex Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.63%, 06/01/24(f)	4,000	3,996
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 9.75%, 07/15/20	125,000	137,500
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	125,000	134,063
		275,559

Oil & Gas Storage & Transportation–0.95%

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	125,000	145,156

	Principal Amount	Value

Semiconductor Equipment–0.88%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$125,000	$133,750

Specialized Finance–1.80%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	125,000	144,687
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	125,000	129,688
		274,375

Specialized REIT’s–0.85%

Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	125,000	130,000

Steel–0.89%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	125,000	135,000

Trading Companies & Distributors–1.00%

International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	125,000	152,500

Wireless Telecommunication Services–2.62%

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	125,000	133,125
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	125,000	130,000
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.84%, 04/28/23	125,000	136,094
		399,219
Total U.S. Dollar Denominated Bonds and Notes (Cost $3,648,088)		3,684,263

	Shares

Money Market Funds–0.79%

Liquid Assets Portfolio –Institutional Class (g)	60,067	60,067
Premier Portfolio –Institutional Class (g)	60,067	60,067
Total Money Market Funds (Cost $120,134)		120,134
TOTAL INVESTMENTS–99.44% (Cost $15,002,955)		15,152,986
OTHER ASSETS LESS LIABILITIES–0.56%		85,064
NET ASSETS–100.00%		$15,238,050

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Investment Abbreviations:

Gtd.	—Guaranteed

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Principal amount of security and interest payments are adjusted for inflation.

(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of May 31, 2014 represented 29.53% of the Fund’s Net Assets. See Note 4.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2014 was $9,997, which represented less than 1% of the Fund’s Net Assets.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Strategic Real Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Strategic Real Return Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Strategic Real Return Fund

E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,620,750	$—	$—	$4,620,750
U.S. Treasury Securities	—	6,847,973	—	6,847,973
Corporate Debt Securities	—	3,684,263	—	3,684,263
	4,620,750	10,532,236	—	15,152,986
Futures*	1,491	—	—	1,491
Total Investments	$4,622,241	$10,532,236	$—	$15,154,477
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	Short	4	September-2014	$(502,063)	$1,491
Total Futures Contracts- Interest Rate Risk					$1,491

Invesco Strategic Real Return Fund

NOTE 4 — Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the period April 30, 2014 (commencement date) to May 31, 2014.

	Value 04/30/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/14	Dividend Income
Invesco Floating Rate Fund	$-	$4,495,000	$-	$5,616	$-	$4,500,616	$16,252

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period April 30, 2014 (commencement date) to May 31, 2014 was $8,146,089 and $0, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $6,853,677 and $156,867, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$155,506
Aggregate unrealized (depreciation) of investment securities	(5,475)
Net unrealized appreciation of investment securities	$150,031

Cost of investments is the same for tax and financial reporting purposes.

Invesco Strategic Real Return Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.